--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................         1
    Management's Discussion and Analysis....................       2-3
    Statement of Assets and Liabilities.....................         4
    Statement of Operations.................................         5
    Statements of Changes in Net Assets.....................         6
    Financial Highlights....................................         7
    Notes to Financial Statements...........................       8-9
    Report of Independent Certified Public Accountants......        10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP
  SERIES
    Performance Chart.......................................        11
    Schedule of Investments.................................     12-43
    Statement of Assets and Liabilities.....................        44
    Statement of Operations.................................        45
    Statements of Changes in Net Assets.....................        46
    Financial Highlights....................................        47
    Notes to Financial Statements...........................     48-49
    Report of Independent Certified Public Accountants......        50

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 INDEX
JUNE 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA SMALL CAP INSTITUTIONAL PORTFOLIO  RUSSELL 2000 INDEX
                                       $10,000             $10,000
Jun. 93                                 $9,921             $10,062
Jul. 93                                 $9,989             $10,201
Aug. 93                                $10,314             $10,642
Sep. 93                                $10,590             $10,942
Oct. 93                                $10,806             $11,224
Nov. 93                                $10,607             $10,858
Dec. 93                                $10,901             $11,229
Jan. 94                                $11,244             $11,581
Feb. 94                                $11,153             $11,539
Mar. 94                                $10,617             $10,931
Apr. 94                                $10,638             $10,996
May 94                                 $10,588             $10,872
Jun. 94                                $10,285             $10,506
Jul. 94                                $10,436             $10,678
Aug. 94                                $10,931             $11,273
Sep. 94                                $10,991             $11,235
Oct. 94                                $11,031             $11,190
Nov. 94                                $10,661             $10,738
Dec. 94                                $10,789             $11,025
Jan. 95                                $10,862             $10,887
Feb. 95                                $11,217             $11,339
Mar. 95                                $11,437             $11,533
Apr. 95                                $11,813             $11,789
May 95                                 $12,044             $11,992
Jun. 95                                $12,660             $12,615
Jul. 95                                $13,444             $13,341
Aug. 95                                $13,841             $13,617
Sep. 95                                $14,082             $13,861
Oct. 95                                $13,361             $13,241
Nov. 95                                $13,761             $13,798
Dec. 95                                $14,081             $14,162
Jan. 96                                $14,126             $14,146
Feb. 96                                $14,598             $14,588
Mar. 96                                $14,923             $14,890
Apr. 96                                $15,921             $15,686
May 96                                 $16,740             $16,304
Jun. 96                                $15,976             $15,634
Jul. 96                                $14,652             $14,269
Aug. 96                                $15,516             $15,098
Sep. 96                                $15,999             $15,689
Oct. 96                                $15,775             $15,447
Nov. 96                                $16,381             $16,084
Dec. 96                                $16,631             $16,505
Jan. 97                                $17,172             $16,835
Feb. 97                                $16,823             $16,428
Mar. 97                                $16,039             $15,652
Apr. 97                                $15,849             $15,696
May 97                                 $17,660             $17,443
Jun. 97                                $18,566             $18,191
Jul. 97                                $19,663             $19,037
Aug. 97                                $20,395             $19,473
Sep. 97                                $21,979             $20,899
Oct. 97                                $21,021             $19,981
Nov. 97                                $20,708             $19,851
Dec. 97                                $20,708             $20,199
Jan. 98                                $20,478             $19,880
Feb. 98                                $21,977             $21,349
Mar. 98                                $22,900             $22,228
Apr. 98                                $23,227             $22,350
May 98                                 $22,017             $21,146
Jun. 98                                $21,709             $21,190
Jul. 98                                $20,037             $19,474
Aug. 98                                $15,926             $15,692
Sep. 98                                $16,924             $16,921
Oct. 98                                $17,674             $17,611
Nov. 98                                $18,826             $18,534
Dec. 98                                $19,619             $19,681
Jan. 99                                $19,939             $19,943
Feb. 99                                $18,236             $18,327
Mar. 99                                $18,076             $18,613
Apr. 99                                $19,719             $20,281
May 99                                 $20,499             $20,577
Jun. 99                                $21,703             $21,507
Jul. 99                                $21,523             $20,918
Aug. 99                                $20,961             $20,144
Sep. 99                                $20,841             $20,148
Oct. 99                                $20,602             $20,231
Nov. 99                                $22,306             $21,438
Dec. 99                                $24,645             $23,865
Jan. 00                                $24,623             $23,481
Feb. 00                                $28,750             $27,358
Mar. 00                                $27,505             $25,555
Apr. 00                                $25,343             $24,016
May 00                                 $24,013             $22,616
Jun. 00                                $26,479             $24,588
Jul. 00                                $25,759             $23,797
Aug. 00                                $27,876             $25,612
Sep. 00                                $27,330             $24,859
Oct. 00                                $26,130             $23,751
Nov. 00                                $23,729             $21,311
Dec. 00                                $25,318             $23,142
Jan. 01                                $27,531             $24,348
Feb. 01                                $25,687             $22,751
Mar. 01                                $24,531             $21,638
Apr. 01                                $26,474             $23,330
May 01                                 $27,702             $23,904
Jun. 01                                $29,104             $24,729
Jul. 01                                $28,021             $23,391
Aug. 01                                $27,186             $22,635
Sep. 01                                $23,326             $19,589
Oct. 01                                $24,874             $20,735
Nov. 01                                $26,817             $22,340

         ANNUALIZED               ONE       FIVE        FROM
         TOTAL RETURN (%)         YEAR     YEARS     JUNE 1993
         -------------------------------------------------------
                                 13.02     10.36       12.31

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

    Differences in returns for the various U.S. equity funds advised by Dimensional Fund Advisors Inc. (the "Advisor") over this period are primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by the Advisor generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

    The DFA U.S. Small Cap Institutional Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of The U.S. Small Cap Series of The DFA Investment Trust Company (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 3,732 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the Master Fund's assets.

    As a result of the DFA U.S. Small Cap Institutional Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks. Total returns were -12.22% for the S&P 500-Registered Trademark- Index and 4.82% for the Russell 2000 small company index. Total return for The DFA U.S. Small Cap Institutional Portfolio over this period was 13.02%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company (15,279,925 Shares, Cost
  $175,586)++ at Value......................................  $   169,302
Receivable for Fund Shares Sold.............................           63
                                                              -----------
    Total Assets............................................      169,365
                                                              -----------

LIABILITIES:
Payable For Investment Securities Purchased.................           63
Accrued Expenses and Other Liabilities......................           26
                                                              -----------
    Total Liabilities.......................................           89
                                                              -----------

NET ASSETS..................................................  $   169,276
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   15,519,260
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.91
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   166,128
Accumulated Net Investment Income (Loss)....................        1,065
Accumulated Net Realized Gain (Loss)........................        8,367
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       (6,284)
                                                              -----------
    Total Net Assets........................................  $   169,276
                                                              ===========

--------------

++ The cost for federal income tax purposes is $184,609.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $ 1,512
                                                                     -------

EXPENSES
    Administrative Services.................................             114
    Accounting & Transfer Agent Fees........................               8
    Legal Fees..............................................               9
    Audit Fees..............................................               2
    Filing Fees.............................................               5
    Shareholders' Reports...................................               8
    Directors' Fees and Expenses............................               1
    Other...................................................               1
                                                                     -------
        Total Expenses......................................             148
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           1,364
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          23,783

Net Realized Gain (Loss) on Investment Securities Sold......          (5,857)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (1,180)
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          16,746
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $18,110
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2001            2000
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $  1,364        $  1,160
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................           23,783          13,624
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................           (5,857)           (988)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (1,180)         (5,098)
                                                                     --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           18,110           8,698
                                                                     --------        --------

Distributions From:
    Net Investment Income...................................           (1,290)         (1,030)
    Net Realized Gains......................................          (16,183)        (10,485)
                                                                     --------        --------
        Total Distributions.................................          (17,473)        (11,515)
                                                                     --------        --------
Capital Share Transactions (1):
    Shares Issued...........................................           32,701          64,249
    Shares Issued in Lieu of Cash Distributions.............           17,473          11,515
    Shares Redeemed.........................................          (32,510)        (57,079)
                                                                     --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           17,664          18,685
                                                                     --------        --------
        Total Increase (Decrease)...........................           18,301          15,868
NET ASSETS
    Beginning of Period.....................................          150,975         135,107
                                                                     --------        --------
    End of Period...........................................         $169,276        $150,975
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            2,977           5,331
    Shares Issued in Lieu of Cash Distributions.............            1,760           1,092
    Shares Redeemed.........................................           (3,105)         (4,673)
                                                                     --------        --------
                                                                        1,632           1,750
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  10.87     $  11.13     $   9.80     $  11.90     $  14.60
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.09         0.08         0.08         0.08         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      1.20         0.60         1.66        (1.10)        2.46
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      1.29         0.68         1.74        (1.02)        2.54
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.09)       (0.08)       (0.08)       (0.08)       (0.13)
  Net Realized Gains...............     (1.16)       (0.86)       (0.33)       (1.00)       (5.11)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.25)       (0.94)       (0.41)       (1.08)       (5.24)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  10.91     $  10.87     $  11.13     $   9.80     $  11.90
                                     ========     ========     ========     ========     ========
Total Return.......................     13.02%        6.38%       18.47%       (9.09)%      26.52%

Net Assets, End of Period
  (thousands)......................  $169,276     $150,975     $135,107     $ 98,680     $ 15,968
Ratio of Expenses to Average Net
  Assets (1) ......................      0.17%        0.18%        0.20%        0.20%        0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)(1).......      0.17%        0.18%        0.21%        0.22%        0.40%
Ratio of Net Investment Income to
  Average Net Assets...............      0.84%        0.67%        0.89%        1.26%        0.77%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      0.84%        0.67%        0.88%        1.24%        0.57%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................        13%          38%          29%          29%          30%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

    Effective April 1, 2001, the Portfolio changed its name from The DFA 6-10 Institutional Portfolio to The DFA U.S. Small Cap Institutional Portfolio.

    The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 17% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets maybe adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net-short term capital gain distributions from the DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2001, there were no previously waived fees that are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................  $(15,307)
                                                              --------
    Net.....................................................  $(15,307)
                                                              ========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowings under the line of credit do note exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA U.S. Small Cap Institutional Portfolio (previously The DFA 6-10 Institutional Portfolio) (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH  OF $10,000

      U.S. SMALL  CAP SER  RUSSELL 2000 INDEX
                  $10,000             $10,000
Mar.          93  $10,237             $10,324
Apr.          93   $9,928             $10,040
May           93  $10,330             $10,484
Jun.          93  $10,289             $10,549
Jul.          93  $10,371             $10,694
Aug.          93  $10,721             $11,156
Sep.          93  $11,010             $11,471
Oct.          93  $11,248             $11,767
Nov.          93  $10,974             $11,383
Dec.          93  $11,289             $11,773
Jan.          94  $11,639             $12,141
Feb.          94  $11,549             $12,097
Mar.          94  $10,995             $11,460
Apr.          94  $11,018             $11,528
May           94  $10,962             $11,398
Jun.          94  $10,647             $11,014
Jul.          94  $10,804             $11,195
Aug.          94  $11,323             $11,819
Sep.          94  $11,379             $11,778
Oct.          94  $11,425             $11,731
Nov.          94  $11,039             $11,257
Dec.          94  $11,178             $11,559
Jan.          95  $11,252             $11,413
Feb.          95  $11,621             $11,888
Mar.          95  $11,841             $12,091
Apr.          95  $12,234             $12,360
May           95  $12,480             $12,572
Jun.          95  $13,119             $13,225
Jul.          95  $13,931             $13,987
Aug.          95  $14,337             $14,276
Sep.          95  $14,595             $14,532
Oct.          95  $13,845             $13,882
Nov.          95  $14,259             $14,465
Dec.          95  $14,598             $14,847
Jan.          96  $14,639             $14,831
Feb.          96  $15,135             $15,294
Mar.          96  $15,470             $15,610
Apr.          96  $16,502             $16,445
May           96  $17,360             $17,093
Jun.          96  $16,568             $16,391
Jul.          96  $15,188             $14,960
Aug.          96  $16,086             $15,829
Sep.          96  $16,595             $16,448
Oct.          96  $16,355             $16,195
Nov.          96  $16,993             $16,862
Dec.          96  $17,248             $17,304
Jan.          97  $17,820             $17,650
Feb.          97  $17,449             $17,222
Mar.          97  $16,631             $16,410
Apr.          97  $16,445             $16,456
May           97  $18,315             $18,287
Jun.          97  $19,258             $19,072
Jul.          97  $20,402             $19,958
Aug.          97  $21,159             $20,415
Sep.          97  $22,796             $21,910
Oct.          97  $21,807             $20,948
Nov.          97  $21,491             $20,812
Dec.          97  $21,491             $21,176
Jan.          98  $21,254             $20,841
Feb.          98  $22,814             $22,382
Mar.          98  $23,763             $23,304
Apr.          98  $24,103             $23,432
May           98  $22,850             $22,169
Jun.          98  $22,544             $22,215
Jul.          98  $20,815             $20,416
Aug.          98  $16,543             $16,451
Sep.          98  $17,577             $17,739
Oct.          98  $18,358             $18,463
Nov.          98  $19,564             $19,431
Dec.          98  $20,384             $20,633
Jan.          99  $20,722             $20,908
Feb.          99  $18,952             $19,214
Mar.          99  $18,784             $19,514
Apr.          99  $20,497             $21,262
May           99  $21,306             $21,573
Jun.          99  $22,568             $22,548
Jul.          99  $22,380             $21,930
Aug.          99  $21,796             $21,119
Sep.          99  $21,683             $21,123
Oct.          99  $21,438             $21,210
Nov.          99  $23,207             $22,476
Dec.          99  $25,648             $25,020
Jan.           0  $25,627             $24,617
Feb.           0  $29,917             $28,682
Mar.           0  $28,634             $26,791
Apr.           0  $26,383             $25,179
May            0  $24,996             $23,711
Jun.           0  $27,560             $25,778
Jul.           0  $26,802             $24,948
Aug.           0  $29,011             $26,852
Sep.           0  $28,442             $26,062
Oct.           0  $27,202             $24,900
Nov.           0  $24,710             $22,343
Dec.           0  $26,366             $24,262
Jan.           1  $28,670             $25,526
Feb.           1  $26,767             $23,851
Mar.           1  $25,565             $22,685
Apr.           1  $27,569             $24,459
May            1  $28,870             $25,061
Jun.           1  $30,323             $25,925
Jul.           1  $29,195             $24,523
Aug.           1  $28,319             $23,731
Sep.           1  $24,312             $20,537
Oct.           1  $25,914             $21,738
Nov.           1  $27,943             $23,420

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    MARCH 1993
         -----------------------------------------------------
                                 13.08     10.46      12.46

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                       SHARES            VALUE+
                                       ------            ------
COMMON STOCKS -- (99.0%)
 *@Track Communications, Inc......        4,460   $      6,021
 *1-800 CONTACTS, Inc.............       20,200        291,183
 *1-800-FLOWERS.COM, Inc..........        3,700         53,483
 21st Century Holding Co..........        1,100          3,245
 *24/7 Media, Inc.................       32,800          7,380
 *3-D Systems Corp................       15,600        174,252
 *#3DO Co.........................       48,400        112,046
 *3TEC Energy Corp................       13,200        191,334
 *7-Eleven, Inc...................       16,900        207,025
 *#8X8, Inc.......................       26,300         24,327
 *A Consulting Team, Inc..........        6,600          2,673
 *#A. B. Watley Group, Inc........       13,000         36,400
 *A.C. Moore Arts & Crafts,
   Inc............................       10,300        294,631
 *A.D.A.M., Inc...................        9,000         25,515
 *aaiPharma, Inc..................       19,600        399,056
 *#Aames Financial Corp...........          240             76
 *AAON, Inc.......................       13,200        277,068
 AAR Corp.........................       43,000        350,450
 Aaron Rents, Inc. Class A........        4,900         70,315
 Aaron Rents, Inc. Class B........       14,400        227,520
 *#Aastrom Biosciences, Inc.......       25,000         27,375
 *Abaxis, Inc.....................       21,000         93,450
 ABC Bancorp......................        8,310        109,692
 *ABC Rail Products Corp..........       27,200          3,536
 Abington Bancorp, Inc............        3,900         59,865
 *#Abiomed, Inc...................       26,400        501,072
 *Ablest, Inc.....................        2,100          9,660
 ABM Industries, Inc..............       31,600        954,320
 Abrams Industries, Inc...........          200            772
 *Abraxas Petroleum Corp..........        4,200          5,418
 *Acacia Research Corp............       28,160        312,294
 *Acceptance Insurance Companies,
   Inc............................       18,800         98,324
 *Access Worldwide Communications,
   Inc............................       12,400         11,346
 *#Acclaim Entertainment, Inc.....       69,800        380,759
 *Accredo Health, Inc.............       28,700      1,060,465
 *Accrue Software, Inc............       29,500         11,357
 *Ace Cash Express, Inc...........       16,300        147,189
 *Ace Comm Corp...................       14,700         17,787
 Aceto Corp.......................        6,000         56,220
 *Ackerley Group, Inc.............       36,800        603,152
 *Acme Communications, Inc........       13,000         92,625
 *Acme United Corp................        5,300         16,430
 *Acorn Products, Inc.............        5,300          2,305
 *#ACT Manufacturing, Inc.........       22,200         28,860
 *ACT Teleconferencing, Inc.......          500          4,975
 *Actel Corp......................       31,400        599,112
 *Acterna Corp....................      224,600        701,875
 *Action Performance Companies,
   Inc............................       29,400        972,258
 *Actionpoint, Inc................        5,600          9,100
 *Active Power, Inc...............       25,800        153,768
 *Activision, Inc.................       61,050      1,519,229
 *#Actrade Financial Technologies,
   Ltd............................       13,400        373,860
 *Actuant Corp....................       11,540        321,966
 *Actuate Corp....................      171,200        815,768
 *ACTV, Inc.......................       76,000        123,880
 *Acxiom Corp.....................       26,200        338,373
                                       SHARES            VALUE+
                                       ------            ------

 Adams Resources & Energy, Inc....        5,400   $     38,988
 *Adaptec, Inc....................       59,000        810,070
 *Adaptive Broadband Corp.........        5,800            130
 *ADE Corp........................       21,600        216,540
 *#Adelphia Business Solutions,
   Inc............................       28,100         18,686
 *Adept Technology, Inc...........       18,800         75,764
 *Administaff, Inc................       38,000      1,108,840
 *Adtran, Inc.....................       39,600      1,032,966
 *Advance Auto Parts Inc..........        5,592        239,621
 *Advance Lighting Technologies,
   Inc............................       35,400         62,127
 *Advanced Digital Information
   Corp...........................       49,900        781,184
 *Advanced Energy Industries,
   Inc............................       33,500        793,782
 *Advanced Magnetics, Inc.........        9,400         31,490
 Advanced Marketing Services,
   Inc............................       29,250        498,712
 *Advanced Materials Group,
   Inc............................          237             59
 *Advanced Neuromodulation
   Systems, Inc...................       11,000        296,230
 *Advanced Nutraceuticals, Inc....          700            679
 *Advanced Photonix, Inc. Class
   A..............................       16,900         11,323
 *Advanced Power Technology,
   Inc............................        9,000         92,025
 *#Advanced Technical Products,
   Inc............................        3,800         69,844
 *Advanced Tissue Sciences,
   Inc............................       84,800        326,056
 Advanta Corp. Class A............       17,500        158,900
 Advanta Corp. Class B
   Non-Voting.....................       27,500        221,100
 *Advo, Inc.......................       25,800        985,560
 *Aehr Test Systems...............        8,200         31,775
 *AEP Industries, Inc.............        9,700        218,298
 *AeroCentury Corp................          300          1,455
 *Aeroflex, Inc...................       71,650      1,161,805
 *Aerosonic Corp..................        5,600        110,880
 *Aerovox, Inc....................        6,500             75
 *Aether Systems, Inc.............        9,300         69,424
 *Aetrium, Inc....................       15,400         20,559
 *Affiliated Managers Group,
   Inc............................       13,600        922,760
 *Affinity Technology Group,
   Inc............................       29,100          2,110
 *Affymetrix, Inc.................        8,600        311,535
 *Aftermarket Technology Corp.....       29,300        554,795
 *AG Services America, Inc........        8,200         84,460
 Agco Corp........................       89,853      1,253,449
 *Agile Software Corp.............       45,500        600,372
 *Agility Capital, Inc............        5,900            531
 AGL Resources, Inc...............       32,200        690,046
 *AHL Services, Inc...............       21,100         42,305
 *AHT Corp........................       14,200             57
 *Air Methods Corp................       12,500         65,312
 Airborne, Inc....................       47,900        643,297
 *Airgas, Inc.....................       96,900      1,463,190
 *AirGate PCS, Inc................        5,900        308,865
 *Airnet Communications Corp......       15,500         11,082
 *Airnet Systems, Inc.............       14,500         89,900
 *Airtran Holdings, Inc...........      107,600        671,424
 AK Steel Holding Corp............       36,100        382,660
 *#Akamai Technologies, Inc.......       98,800        570,570
 *Akorn, Inc......................       30,400        118,560
 *Aksys, Ltd......................       25,900        185,055
 Alabama National
   Bancorporation.................       14,100        442,387
 Alamo Group, Inc.................        8,700        113,535
 *Alaris Medical, Inc.............       69,400        235,960
 *Alaska Air Group, Inc...........       31,800        911,070

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Alaska Communications Systems
   Group, Inc.....................       22,200   $    179,376
 *Albany International Corp. Class
   A..............................       44,272        896,065
 *Albany Molecular Research,
   Inc............................       37,300        862,189
 Albemarle Corp...................       22,200        494,394
 *Alcide Corp.....................        2,300         56,223
 *Aldila, Inc.....................       13,900         15,359
 Alexander & Baldwin, Inc.........       27,200        654,568
 *Alexion Pharmaceuticals, Inc....       23,400        496,899
 Alfa Corp........................       55,500      1,209,067
 Alico, Inc.......................        9,100        276,321
 *All American Semiconductor,
   Inc............................        5,100         17,263
 *Allcity Insurance Co............          200            188
 Allegheny Teledyne, Inc..........        3,200         49,408
 *Allegiance Telecom, Inc.........       16,200        129,681
 Allegiant Bancorp, Inc...........        4,700         59,220
 Allen Organ Co. Class B..........          800         26,000
 *Allen Telecom, Inc..............       41,900        370,815
 *Alliance Fiber Optic Products,
   Inc............................       15,400         28,875
 *Alliance Gaming Corp............       16,530        436,227
 *#Alliance Pharmaceutical
   Corp...........................       12,740         38,666
 *Alliance Semiconductor Corp.....       45,700        490,361
 *Allied Healthcare Products,
   Inc............................        6,700         23,617
 *Allied Holdings, Inc............       10,200         23,562
 *Allied Research Corp............        6,300         75,285
 *Allied Riser Communications.....       34,400          4,988
 *Allou Health & Beauty Care, Inc.
   Class A........................        7,100         42,245
 *#Alloy Online, Inc..............       26,200        433,610
 *Allsctipts Healthcare Solutions,
   Inc............................       36,100        114,798
 *Alltrista Corp..................        9,100        144,690
 *Almost Family, Inc..............        1,600         22,752
 *Alpha Industries, Inc...........       33,200        796,966
 *Alpha Technologies Group,
   Inc............................       10,400         52,260
 *Alphanet Solutions, Inc.........        6,900         12,799
 #Alpharma, Inc. Class A..........       21,500        515,570
 *Alpine Group, Inc...............       22,200         38,628
 *Alteon, Inc.....................       16,200         63,990
 *#Alterra Healthcare Corp........       28,600          4,290
 *Altris Software, Inc............        2,402            961
 Ambanc Holding Co., Inc..........        8,300        175,960
 Ambassadors, Inc.................       11,700        221,715
 *AMC Entertainment, Inc..........       29,100        410,019
 Amcast Industrial Corp...........       11,900         59,500
 Amcol International Corp.........       37,700        217,529
 Amcore Financial, Inc............       38,000        854,050
 *#Amedisys, Inc..................        1,400          9,821
 *Amerco, Inc.....................       30,500        549,152
 *America Services Group, Inc.....        4,600         27,485
 *America West Holdings Corp.
   Class B........................      233,900        608,140
 *American Aircarriers Support,
   Inc............................        7,200              7
 *American Axle & Manufacturing
   Holdings, Inc..................        8,800        171,160
 American Bancorporation Ohio.....        4,900        101,699
 American Bank of Connecticut.....        4,900        156,800
 American Biltrite, Inc...........        4,500         56,250
 #American Business Financial
   Services, Inc..................        5,830        115,580
 American Capital Strategies,
   Ltd............................       40,400      1,120,696
 *American Claims Evaluation,
   Inc............................        1,000          1,690
 *#American Classic Voyages Co....       35,900          1,077
                                       SHARES            VALUE+
                                       ------            ------

 *American Coin Merchandising,
   Inc............................        7,800   $     62,634
 *American Dental Partners,
   Inc............................        7,800         55,458
 *American Ecology Corp...........       15,750         30,004
 American Greetings Corp. Class
   A..............................       70,900        925,245
 *American Healthcorp, Inc........       18,450        611,525
 #American Home Mortgage Holdings,
   Inc............................        7,800        112,632
 *American Homestar Corp..........       17,530             42
 *American Indemnity Financial
   Escrow.........................          800            800
 *American Italian Pasta Co.......       28,600      1,061,060
 *American Locker Group, Inc......          300          3,210
 *American Management Systems,
   Inc............................       37,900        581,575
 *American Medical Electronics,
   Inc. (Escrow-Bonus)............        4,400              0
 *American Medical Electronics,
   Inc. (Escrow-Earnings).........        4,400              0
 *American Medical Security Group,
   Inc............................       19,500        198,900
 *American Medical Systems
   Holdings, Inc..................       47,900        819,569
 *American Medical Technologies,
   Inc............................        5,100          4,972
 *American Pacific Corp...........       10,800         77,598
 *American Physicians Services
   Group, Inc.....................        2,200          7,161
 *American Retirement Corp........       25,000         46,500
 *American Science & Engineering,
   Inc............................        6,500        117,650
 American Shared Hospital
   Services.......................        5,600         17,416
 *American Skiing Co..............       20,400         17,340
 *American Software, Inc. Class
   A..............................       29,600         56,980
 American States Water Co.........       15,900        564,291
 *American Superconductor Corp....       21,800        298,006
 *American Technical Ceramics
   Corp...........................       12,000        118,800
 American Vanguard Corp...........          207          3,519
 *American Wagering, Inc..........       11,800          3,009
 *American West Bancorporation....        1,760         20,170
 American Woodmark Corp...........       10,400        460,668
 Americana Bancorp, Inc...........        2,712         34,225
 *Ameripath, Inc..................       34,700        999,533
 AmeriServe Financial, Inc........       23,200        104,748
 *Ameristar Casinos, Inc..........       22,300        529,625
 *#Ameritrade Holding Corp........       42,900        255,469
 Ameron, Inc......................        5,100        338,385
 AmerUs Group Co..................       26,644        926,945
 *#Ames Department Stores, Inc....       47,500         12,587
 Ametek, Inc......................       55,800      1,609,830
 *Amistar Corp....................        1,600          1,880
 *AML Communications, Inc.........        9,500          9,025
 Ampco-Pittsburgh Corp............       11,900        109,718
 *Ampex Corp. Class A.............       63,600         12,084
 *Amrep Corp......................        8,300         44,405
 *Amresco, Inc....................       10,460            115
 *Amsurg Corp.....................        6,789        180,248
 *Amtran, Inc.....................       18,700        222,156
 *Amwest Insurance Group, Inc.....        3,894            195
 *AMX Corp........................       14,400         37,008
 *#Amylin Pharmaceuticals, Inc....       77,800        702,534
 *Anacomp, Inc....................       21,200            954
 *Anadigics, Inc..................       37,100        624,764
 Analogic Corp....................       16,600        611,378
 Analysts International Corp......       37,700        138,924
 *Analytical Surveys, Inc.........       12,300          5,781
 *Anaren Microwave, Inc...........       26,600        434,644

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Anchor Bancorp Wisconsin, Inc....       37,100   $    665,203
 *Anchor Gaming, Inc..............       21,000      1,281,105
 Andersons, Inc...................        8,200         79,540
 *#Andrea Electronics Corp........       20,600         14,214
 *#Angeion Corp...................        4,300          2,773
 Angelica Corp....................       10,200        102,000
 *#Anicom, Inc....................       28,500              3
 *Anika Therapeutics, Inc.........       12,700         12,192
 *Anixter International, Inc......       36,300      1,044,351
 *Ann Taylor Stores Corp..........       37,800      1,030,806
 *Ansoft Corp.....................       16,100        254,702
 *AnswerThink Consulting Group,
   Inc............................       50,700        313,833
 *Ansys, Inc......................       25,700        640,829
 *Anthony and Sylvan Pools
   Corp...........................        3,115         22,398
 *Antigenics, Inc. Rights
   07/06/02.......................        6,206        105,688
 *AP Pharma, Inc..................       33,000         78,870
 *APA Optics, Inc.................       16,300         44,662
 *APAC Teleservices, Inc..........       88,900        263,144
 *Aphton Corp.....................       23,300        402,274
 Apogee Enterprises, Inc..........       40,100        618,743
 Applebees International, Inc.....       29,450        982,010
 *Applica, Inc....................       34,400        273,480
 *Applied Extrusion Technologies,
   Inc............................       18,900        143,262
 *Applied Films Corp..............        8,800        254,364
 *Applied Graphics Technologies,
   Inc............................       13,040          4,564
 *Applied Imaging Corp............       17,900         51,910
 Applied Industrial Technologies,
   Inc............................       28,900        529,159
 *Applied Innovation, Inc.........       25,000        188,625
 *Applied Microsystems Corp.......       10,400         11,180
 Applied Signal Technologies,
   Inc............................       13,400        118,389
 *#AppliedTheory Corp.............        7,100          1,313
 *#Applix, Inc....................       19,200         35,904
 *Apria Healthcare Group, Inc.....       43,300      1,041,798
 *Apropos Technology, Inc.........       12,000         24,840
 Aptargroup, Inc..................       31,700      1,039,760
 *Aradigm Corp....................       28,700        197,312
 *Arch Capital Group, Ltd.........       20,500        486,362
 Arch Chemicals, Inc..............       31,500        686,700
 Arch Coal, Inc...................       52,000      1,039,480
 Arctic Cat, Inc..................       25,100        418,291
 *#Ardent Communications, Inc.....       23,000            805
 Area Bancshares Corp.............       34,200        628,938
 *Arena Pharmaceuticals, Inc......       24,900        276,016
 Argonaut Group, Inc..............       31,000        537,230
 *Argonaut Technologoes, Inc......       17,400         55,854
 *Argosy Gaming Corp..............       44,800      1,469,440
 *Arguss Holdings, Inc............       20,000         59,600
 *#ARI Network Services, Inc......        8,000          2,200
 *Ariad Pharmaceuticals, Inc......       43,000        184,685
 *#Ariba, Inc.....................       54,200        232,247
 *Ariel Corp......................       21,100            728
 *Ark Restaurants Corp............        2,700         17,280
 *Arkansas Best Corp..............       31,600        773,094
 *Arlington Hospitality, Inc......        6,400         16,608
 *Armor Holdings, Inc.............       34,400        794,640
 *#Armstrong Holdings, Inc........       35,700         87,822
 Arnold Industries, Inc...........       38,500        836,797
 *Arqule, Inc.....................       24,400        313,174
 *Arrhythmia Research Technology,
   Inc............................        1,800          5,130
 *Arris Group, Inc................       70,100        569,562
 Arrow Financial Corp.............        9,975        297,055
 Arrow International, Inc.........       31,100      1,179,467
                                       SHARES            VALUE+
                                       ------            ------

 *Art Technology Group, Inc.......       59,900   $    189,583
 *Artesyn Technologies, Inc.......       44,700        355,365
 *Arthrocare Corp.................       27,000        442,530
 *#Artificial Life, Inc...........        1,200            702
 *Artisan Components, Inc.........       23,000        298,310
 *Artisoft, Inc...................       24,900         38,346
 *Arts Way Manufacturing Co.,
   Inc............................          200            382
 Arvinmeritor, Inc................       23,100        416,955
 *Asante Technologies, Inc........        7,200          2,628
 ASB Financial Corp...............        1,000         10,740
 *Ascent Assurance, Inc...........          109             87
 *Ascential Software Corp.........       30,900        128,080
 *Ashworth, Inc...................       21,500        107,392
 *Ask Jeeves, Inc.................        2,500          4,762
 *Aspect Communications Corp......       55,300        176,960
 *Aspect Medical Systems, Inc.....        5,000         48,875
 *Aspen Technology, Inc...........       32,000        421,600
 *Aspeon, Inc.....................        9,400          1,739
 Associated Materials, Inc........        6,900        220,627
 *Astea International, Inc........       18,500         16,095
 *Astec Industries, Inc...........       27,200        378,488
 Astro-Med, Inc...................        4,500         17,280
 *Astronics Corp..................        6,200         82,832
 *Astronics Corp. Class B.........        2,170         29,566
 *#AstroPower, Inc................       17,100        624,321
 *ASV, Inc........................       13,100        146,392
 *Asyst Technologies, Inc.........       37,500        419,062
 *#At Home Corp...................       49,400          2,248
 *ATG, Inc........................       16,200          5,670
 *AtheroGenics, Inc...............       17,600         76,824
 *Athey Products Corp.............        2,940            603
 Atlanta Sosnoff Capital Corp.....        7,700         77,000
 *Atlantic American Corp..........       21,100         40,195
 *Atlantic Coast Airlines, Inc....       55,000      1,138,775
 *Atlantic Data Services, Inc.....       18,700         31,696
 *Atlantic Premium Brands, Ltd....        2,000          2,400
 *Atlantis Plastics, Inc..........        3,300          8,085
 *Atlas Air, Inc..................       32,300        502,911
 *ATMI, Inc.......................       36,400        822,822
 Atmos Energy Corp................       58,700      1,150,520
 *ATP Oil & Gas Corp..............       12,700         62,801
 *Atrion Corp.....................        2,700         92,151
 *Atrix Labs, Inc.................       22,700        566,592
 *ATS Medical, Inc................       35,000        150,850
 *Atwood Oceanics, Inc............       22,100        709,410
 *Audiovox Corp. Class A..........       45,800        332,050
 *August Technology Corp..........       14,800        116,994
 *Ault, Inc.......................        7,100         27,796
 *#Aura Systems, Inc..............        5,295          2,184
 *Aurora Foods, Inc...............       85,900        450,975
 *Auspex Systems, Inc.............       53,900         77,077
 *#Authentidate Holding Corp......       19,800         77,715
 *#autobytel.com, Inc.............       24,100         33,619
 *Autoimmune, Inc.................       19,200         22,848
 *Autologic Information
   International, Inc.............        2,300         16,238
 *Avalon Holding Corp. Class A....        1,550          4,185
 *Avanex Corp.....................       61,000        441,945
 *Avanir Pharmaceuticals Class
   A..............................       47,600        161,364
 *Avant Corp......................       61,800        634,686
 *Avant Immunotherapeutics,
   Inc............................       72,200        277,609
 *Avatar Holdings, Inc............        9,100        214,714

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Avax Technologies, Inc..........        1,400   $        945
 *Avi Biopharma, Inc..............       27,700        263,704
 *Aviall, Inc.....................       27,600        144,072
 *#Aviation Sales Co..............       25,242         11,106
 *Avici System, Inc...............        5,900         16,933
 *Avid Technology, Inc............       39,600        417,186
 *AVIDYN, Inc.....................        3,500         11,690
 *Avigen, Inc.....................       27,100        269,374
 *Aviron..........................       34,700      1,284,767
 Avista Corp......................       57,500        692,875
 *Avocent Corp....................       38,600        919,259
 *#Avteam, Inc. Class A...........       12,800             45
 *Aware, Inc......................       27,200        137,088
 *AXS-One, Inc....................       34,700         11,451
 *Axsys Technologies, Inc.........        6,400         56,864
 *AXT, Inc........................       26,800        358,718
 *Aztar Corp......................       62,500        990,625
 AZZ, Inc.........................        7,200        151,776
 Badger Meter, Inc................        3,300         70,950
 *Badger Paper Mills, Inc.........        1,000          4,500
 Bairnco Corp.....................        9,700         57,521
 *Baker (Michael) Corp............        7,900        107,440
 *Balanced Care Corp..............        5,300          1,219
 Balchem Corp.....................        5,000         98,750
 Baldor Electric Co...............       47,233        969,221
 Baldwin & Lyons, Inc. Class B....       14,700        363,016
 *Baldwin Piano & Organ Co........        1,900              2
 *Baldwin Technology, Inc. Class
   A..............................       13,500         16,875
 *Ballantyne Omaha, Inc...........       17,200         10,320
 *Bally Total Fitness Holding
   Corp...........................       35,900        762,516
 *Baltek Corp.....................        1,500         10,432
 Bancfirst Ohio Corp..............       10,290        228,747
 *Bancinsurance Corp..............        7,800         36,270
 Bancorp Connecticut, Inc.........        6,700        126,965
 BancorpSouth, Inc................       20,637        318,635
 Bandag, Inc......................       14,500        449,500
 Bandag, Inc. Class A.............       12,300        329,640
 Bank of Granite Corp.............       14,800        301,846
 Bank of The Ozarks...............        3,800         93,575
 *Bank Plus Corp..................       27,700        197,085
 *Bank United Financial Corp.
   Class A........................       29,000        408,320
 BankAtlantic Bancorp, Inc. Class
   A..............................       11,285         90,280
 Banknorth Group, Inc.............       16,049        348,344
 *Bankrate, Inc...................        7,000          5,075
 Banner Corp......................       17,160        275,246
 Banta Corp.......................       35,900      1,033,202
 Barnes Group, Inc................       25,700        560,260
 *barnesandnoble.com, inc.........       18,225         25,242
 Barnwell Industries, Inc.........          400          8,140
 *Barr Laboratories, Inc..........        6,123        447,285
 *Barra, Inc......................       25,300      1,182,142
 *Barrett Business Services,
   Inc............................       10,000         38,500
 *Barrister Information Systems
   Corp...........................       11,800          5,310
 *Barry (R.G.) Corp...............       12,000         58,440
 *Base Ten Systems, Inc...........        1,720            172
 Bassett Furniture Industries,
   Inc............................       16,600        241,530
 Bay State Bancorp, Inc...........        1,400         51,520
 *Bay View Capital Corp...........       59,300        432,297
 *Baycorp Holdings, Ltd...........       13,200        121,440
 *Bayou Steel Corp. Class A.......       13,500          6,075
 *BCT International, Inc..........        2,700          2,862
 *Be Aerospace, Inc...............       40,400        336,936
                                       SHARES            VALUE+
                                       ------            ------

 *Beacon Power Corp...............          420   $        380
 *Beazer Homes USA, Inc...........       11,600        777,200
 *Bebe Stores, Inc................       40,400        746,390
 *BEI Electronics, Inc............        7,600         50,540
 BEI Technologies, Inc............       22,400        410,144
 *Bel Fuse, Inc. Class A..........        3,300         67,897
 Bel Fuse, Inc. Class B...........        5,250        119,831
 Belden, Inc......................       36,500        792,050
 *Bell Industries, Inc............       11,900         26,180
 *Bell Microproducts, Inc.........       23,100        255,601
 *Benchmark Electronics, Inc......       24,800        474,176
 *Benihana, Inc...................        1,000         11,950
 *Bentley Pharmaceuticals, Inc....       20,460        182,094
 *Benton Oil & Gas Co.............       40,500         55,890
 Berkley (W.R.) Corp..............       34,400      1,840,400
 Berry Petroleum Corp. Class A....       33,800        522,210
 *#Bethlehem Steel Corp...........      147,000         54,390
 *Beverly Enterprises.............      140,100      1,274,910
 *#Beyond.com Corp................        3,140          5,856
 BHA Group Holdings, Inc. Class
   A..............................        8,400        123,900
 *Big 4 Ranch, Inc................        3,200              0
 *Big City Radio, Inc.............        6,400          7,360
 *Big Dog Holdings, Inc...........        1,500          4,582
 Big Lots, Inc....................       29,200        274,480
 *billserv.com, Inc...............        2,200          2,838
 *BindView Development Corp.......       68,700         82,783
 *Bio Technology General Corp.....       84,000        704,340
 *Bio Vascular, Inc...............       12,600         97,398
 *Bioanalytical Systems, Inc......        4,900         43,218
 *Biocryst Pharmaceuticals,
   Inc............................       24,200         90,145
 *Bio-Logic Systems Corp..........        5,200         29,406
 *#BioMarin Pharmaceutical,
   Inc............................       31,000        372,310
 *#Bionova Holdings Corp..........        8,170          2,941
 *Bionx Implants, Inc.............       13,900         56,642
 *Bio-Plexus, Inc.................          270            184
 *Bio-Rad Laboratories, Inc. Class
   A..............................       16,600      1,047,460
 *BioReliance Corp................        7,500        203,587
 *Biosite Diagnostics, Inc........       23,100        381,034
 *Biosource International, Inc....       13,500        108,067
 *Biospecifics Technologies
   Corp...........................        5,800         10,324
 *BioTransplant, Inc..............       18,700        142,868
 *Birmingham Steel Corp...........       40,900         11,043
 *Bitstream, Inc..................       12,800         65,984
 *Black Box Corp..................          600         31,584
 *Black Hawk Gaming & Development,
   Inc............................        3,600         35,964
 Black Hills Corp.................       32,500        999,375
 Blair Corp.......................       12,000        225,000
 *Blonder Tongue Laboratories,
   Inc............................        9,800         32,340
 *Blount International, Inc.......       24,000         86,640
 *#Blue Rhino Corp................       15,400         78,155
 *Bluegreen Corp..................       31,965         65,848
 Blyth, Inc.......................       28,600        572,000
 BMC Industries, Inc..............       43,800        124,830
 *BNS Co. Class A.................        4,120          9,641
 Bob Evans Farms, Inc.............       53,400      1,177,203
 *Boca Resorts, Inc...............       58,900        710,923
 *Bogen Communications
   International, Inc.............       12,500         36,125
 *Bolder Technologies Corp........       20,400             14
 *Bolt Technology Corp............        7,000         31,500
 *Bombay Co., Inc.................       47,200        120,360

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Bone Care International, Inc....       14,850   $    281,036
 *Bontex, Inc.....................          200            320
 *Bon-Ton Stores, Inc.............       15,600         45,240
 *Books-a-Million, Inc............       25,000         84,625
 Borg Warner Automotive, Inc......       16,300        749,800
 *Borland Software Corp...........       76,100      1,098,884
 *Boron, Lepore and Associates,
   Inc............................       18,900        253,165
 Boston Acoustics, Inc............        7,400         69,301
 *Boston Beer Company, Inc. Class
   A..............................       21,200        292,560
 *Boston Biomedical, Inc..........        8,200         24,272
 *Boston Communications Group,
   Inc............................       26,800        268,268
 Boston Private Financial
   Holdings, Inc..................       20,200        408,040
 Bostonfed Bancorp, Inc...........        6,900        159,390
 *Bottomline Technologies, Inc....       15,500        112,142
 *Boundless Corp..................        6,000          8,700
 Bowne & Co., Inc.................       62,600        811,922
 *Boyd Gaming Corp................      108,000        564,840
 *Boyds Collection, Ltd...........       98,900        715,047
 *#Bradlees, Inc..................        8,800             40
 *Bradley Pharmaceuticals, Inc.
   Class A........................       10,000        168,500
 Brady (W.H.) Co. Class A.........       27,000        862,650
 *Brass Eagle, Inc................        9,300         42,501
 *Braun Consulting, Inc...........       23,600         98,058
 *#Breed Technologies, Inc........       36,800          1,730
 Bridgford Foods Corp.............       14,100        176,250
 Briggs & Stratton Corp...........       14,800        571,576
 *Brigham Exploration Co..........       22,900         56,563
 *Bright Horizons Family
   Solutions, Inc.................        6,600        161,040
 *Brightpoint, Inc................      111,200        357,508
 *#BrightStar Information
   Technology Group, Inc..........       13,600            884
 *Brilliant Digital Entertainment,
   Inc............................       27,600          8,280
 *Brio Technology, Inc............       40,800         86,088
 *#Britesmile, Inc................       38,100        157,924
 *Broadview Media, Inc............          200            145
 *#Broadvision, Inc...............       44,300        133,121
 Brookline Bancorp, Inc...........       38,800        592,670
 *#Brooks Automation, Inc.........       22,300        819,636
 *Brookstone, Inc.................       12,500        139,062
 *Brooktrout Technology, Inc......       18,300        108,976
 *Brown (Tom), Inc................       43,000      1,005,125
 Brown and Brown, Inc.............       59,500      1,732,640
 Brown Shoe Company, Inc..........       27,300        401,310
 Brush Wellman, Inc...............       24,000        278,400
 Bryn Mawr Bank Corp..............          800         22,720
 BSB Bancorp, Inc.................       13,100        332,019
 *BTU International, Inc..........       11,000         38,170
 *Buca, Inc.......................       16,200        234,495
 *Buckeye Technology, Inc.........       50,000        487,000
 *Buckhead America Corp...........          900          1,215
 *Buckle, Inc.....................       33,900        678,000
 *#Budget Group, Inc..............       44,200         37,128
 *Building Materials Holding
   Corp...........................       16,500        180,510
 *Bull Run Corp...................       50,200         38,152
 Burlington Coat Factory Warehouse
   Corp...........................       64,680      1,080,156
 Bush Industries, Inc. Class A....       14,200        170,400
 *Butler International, Inc.......       12,300         24,907
 Butler Manufacturing Co..........        7,600        199,652
 *BWAY Corp.......................       14,800        124,912
                                       SHARES            VALUE+
                                       ------            ------

 C & D Technologies, Inc..........       23,600   $    486,160
 *Cable Design Techologies
   Corp...........................       45,087        557,726
 Cabot Oil & Gas Corp. Class A....       44,800        989,632
 *Cache, Inc......................       13,600         45,764
 *CacheFlow, Inc..................       31,300         56,183
 *Caci International, Inc. Class
   A..............................       15,900      1,176,202
 *Cadiz, Inc......................       56,500        447,762
 Cadmus Communications Corp.......       11,700        114,660
 *Cagle's, Inc. Class A...........        2,000         13,600
 *Cal Dive International, Inc.....       41,500        887,062
 Calgon Carbon Corp...............       61,300        538,827
 *Caliber Learning Network,
   Inc............................       13,600             20
 *Calico Commerce, Inc............        5,121            717
 *California Amplifier, Inc.......       21,200        102,926
 *California Coastal Communities,
   Inc............................       10,600         46,640
 California First National
   Bancorp........................       15,600        182,520
 *California Micro Devices
   Corp...........................       16,800         73,500
 California Water Service Group...       19,400        514,100
 Callaway Golf Co.................       38,000        606,100
 *Callon Petroleum Co.............       17,100        100,890
 *Calloways Nursery, Inc..........        1,200          1,344
 Cal-Maine Foods, Inc.............       12,400         46,190
 *Calton, Inc.....................        7,180          3,949
 *CAM Commerce Solutions, Inc.....        4,700         18,941
 Cambrex Corp.....................       12,500        486,000
 *Cambridge Heart, Inc............       23,400         41,769
 Camco Financial Corp.............        6,316         76,108
 *Caminus Corp....................       17,800        325,473
 *Candela Laser Corp..............       22,700         88,076
 *Candies, Inc....................       17,200         40,248
 *Candlewood Hotel Co., Inc.......        1,500          2,767
 *Cannon Express, Inc. Class A....          900            841
 *Cannondale Corp.................       12,000         24,780
 *Cantel Industries, Inc. Class
   B..............................        7,960        166,563
 *Canterbury Information
   Technology, Inc................       15,900         13,197
 *Capital Corp. of the West.......        4,305         64,037
 *Capital Crossing Bank...........        9,300        199,624
 *Capital Pacific Holdings,
   Inc............................       12,300         46,740
 *Capital Senior Living Corp......       27,600         55,752
 Capital Southwest Corp...........          300         18,996
 Capitol Bancorp, Ltd.............        8,564        114,543
 Capitol Federal Financial........        1,300         26,195
 Capitol Transamerica Corp........       14,600        237,615
 *Caprius, Inc....................          548             30
 *Captaris, Inc...................       46,300        136,816
 Caraustar Industries, Inc........       37,800        256,095
 *Carbide/Graphite Group, Inc.....       11,300            113
 Carbo Ceramics, Inc..............       20,500        683,675
 *#Cardiac Sciences, Inc..........       21,900        104,134
 *#Cardima, Inc...................       21,200         40,598
 *CardioDynamics International
   Corp...........................       50,000        362,500
 *CardioGenesis Corp..............       42,000         55,650
 *Cardiotech International,
   Inc............................        9,200         18,032
 *Carecentric, Inc................        2,035          1,831
 *Career Blazers, Inc. Trust
   Units..........................          800              0
 *Career Education Corp...........       50,102      1,566,940
 *#CareerEngine Network, Inc......        7,000         11,200
 *#CareMatrix Corp................          877             75
 Carlisle Companies, Inc..........       11,500        385,940
 *Carlyle Industries, Inc.........        2,458            614
 Carpenter Technology Corp........       34,100        876,711

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Carreker-Antinori, Inc..........       29,700   $    197,356
 *Carriage Services, Inc. Class
   A..............................       19,800         94,644
 *Carrier Access Corp.............       32,100        100,633
 *Carrington Laboratories, Inc....       12,300         12,792
 *Carrizo Oil & Gas, Inc..........       18,200         80,899
 *Cascade Corp....................       16,000        165,600
 Cascade Natural Gas Corp.........       17,700        357,540
 *Casella Waste Systems, Inc.
   Class A........................       37,169        469,073
 Casey's General Stores, Inc......       74,300      1,034,999
 Cash America International,
   Inc............................       37,200        340,380
 Castle (A.M.) & Co...............       20,337        209,878
 *Castle Dental Centers, Inc......        5,500            550
 Castle Energy Corp...............        7,300         43,216
 Casual Male Corp.................       18,800          1,128
 Catalina Lighting, Inc...........        8,800          3,740
 *Catalyst International, Inc.....       13,000         35,035
 *Catalytica Energy Systems,
   Inc............................        8,091         35,964
 *Catapult Communications Corp....       14,800        360,750
 Cathay Bancorp, Inc..............        7,400        446,886
 Cato Corp. Class A...............       31,100        575,816
 *Cavalier Homes, Inc.............       21,460         53,435
 CBRL Group, Inc..................       57,500      1,485,512
 *CCA Industries, Inc.............        4,300          5,805
 CCBT Financial Companies, Inc....       11,100        271,839
 *CCC Information Services Group,
   Inc............................       36,600        201,117
 *C-COR Electronics, Inc..........       37,800        364,203
 *CD Warehouse, Inc...............        3,300          3,300
 *CD&L, Inc.......................        7,300          2,555
 *CDI Corp........................       32,900        577,066
 *Cec Entertainment Inc...........       10,800        401,760
 *Celadon Group, Inc..............       12,500         70,000
 *Celebrity, Inc..................        1,300            604
 *Celera Genomics Group - Applera
   Corp...........................        7,021        201,854
 *Celeritek, Inc..................       18,700        242,913
 *Cell Genesys, Inc...............       39,352        899,390
 *#Cell Pathways, Inc.............        4,829         25,570
 *Cell Therapeutics, Inc..........       40,400      1,110,192
 *Cellegy Pharmaceuticals, Inc....       17,900        134,071
 *#Cellstar Corp..................       80,400         71,556
 *Cellular Technical Services.....        3,100          7,936
 *Cel-Sci Corp....................       19,900         20,099
 Centennial Bancorp...............       34,506        247,235
 *Centennial Cellular Corp........          300          2,805
 *#CenterSpan Communication
   Corp...........................        8,800         87,472
 Centex Construction Products,
   Inc............................       27,100        806,225
 *Centillium Communications,
   Inc............................       12,100        121,665
 Central Bancorp, Inc.............        2,400         59,760
 *Central Garden & Pet Co.........       30,500        253,302
 Central Parking Corp.............       45,600        800,280
 Central Vermont Public Service
   Corp...........................       18,300        310,917
 Century Aluminum Co..............       28,500        356,392
 Century Bancorp Income Class A...        1,000         20,550
 *Century Business Services,
   Inc............................       99,500        168,155
 *#Cepheid, Inc...................       13,300         54,663
 *Ceradyne, Inc...................       13,200        143,550
 Cerberonics, Inc. Class A........          200            460
 *Ceres Group, Inc................       16,000         51,440
 *Cerus Corp......................       18,900        803,344
 CFS Bancorp, Inc.................       19,000        260,395
 *CGI Group, Inc..................       64,580        483,704
 CH Energy Group, Inc.............       24,500      1,029,000
                                       SHARES            VALUE+
                                       ------            ------

 *Chad Therapeutics...............       10,000   $     30,000
 *Champion Enterprises, Inc.......       83,300      1,005,431
 Champion Industries, Inc.........       13,174         38,863
 *Championship Auto Racing Teams,
   Inc............................       21,200        308,460
 *Champps Entertainment, Inc......       18,000        173,430
 *Channell Commercial Corp........        6,600         21,912
 *Charles and Colvard, Ltd........       11,000         12,870
 *Charles River Associates,
   Inc............................       12,200        238,632
 *Charlotte Russe Holding, Inc....        2,800         49,854
 *Charming Shoppes, Inc...........      143,900        718,780
 *Chart House Enterprises, Inc....       15,000         10,650
 *Chart Industries, Inc...........       33,625         73,975
 Chase Corp.......................        4,100         47,765
 *Chase Industries, Inc...........       11,800        107,970
 *Chattem, Inc....................       14,200        210,160
 *Chaus (Bernard), Inc............       11,100          4,995
 *Check Technology Corp...........        8,000         37,800
 *Checkers Drive-In Restaurant,
   Inc............................       12,234         70,957
 *Checkpoint System, Inc..........       42,300        447,111
 *Cheesecake Factory, Inc.........       28,462        880,757
 Chemed Corp......................       13,500        418,500
 Chemfirst, Inc...................       24,500        576,730
 Chemical Financial Corp..........       25,939        741,077
 *Cherokee, Inc...................       11,900        126,913
 Chesapeake Corp..................       26,500        762,670
 *Chesapeake Energy Corp..........      142,870        914,368
 Chesapeake Utilities Corp........        8,200        154,980
 Chester Valley Bancorp...........          522          7,465
 Chicago Rivet & Machine Co.......          200          4,440
 *#Chicos Fas, Inc................       37,350      1,184,368
 *Children's Comprehensive
   Services, Inc..................       10,050         47,536
 *#Children's Place Retail Stores,
   Inc............................       43,000      1,506,075
 *Childtime Learning Centers,
   Inc............................        6,500         47,612
 *#ChipPAC, Inc...................       38,500        269,307
 *#Chiquita Brands International,
   Inc............................       89,585         66,293
 Chittenden Corp..................       33,573        867,526
 *Choice Hotels International,
   Inc............................       36,300        666,105
 *Cholestech Corp.................       19,200        508,704
 *Chordiant Software, Inc.........        1,100          4,691
 *Christopher & Banks Corp........       24,450        930,811
 *ChromaVision Medical Systems,
   Inc............................       30,800        125,510
 *Chromcraft Revington, Inc.......       12,600        124,110
 *Chronimed, Inc..................       19,400        113,975
 Church & Dwight Co., Inc.........       47,500      1,249,250
 Churchill Downs, Inc.............       15,800        450,774
 *#Chyron Corp....................       48,600         12,150
 *Ciber, Inc......................       76,412        585,316
 CICOR International, Inc.........       15,350        264,941
 *CIDCO, Inc......................       23,100          7,969
 *Cima Laboratories, Inc..........       17,700        613,393
 *Ciprico, Inc....................        6,400         33,440
 *Circuit City Stores, Inc.
   (Carmax Group).................       41,100        819,945
 *Circuit Systems, Inc............        2,600             16
 *Cirrus Logic, Inc...............       88,600      1,179,709
 *Citadel Holding Corp. Class A...        4,240          6,360
 *Citation Holding Corp. Class
   B..............................        1,060          1,696
 Citizens Banking Corp............       16,200        519,696
 *Citizens, Inc. Class A..........       31,236        338,598
 *City Holding Co.................       23,686        275,587

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Civic Bancorp...................        6,300   $    123,133
 *CKE Restaurants, Inc............       55,500        470,640
 Claire's Stores, Inc.............       76,600      1,095,380
 Clarcor, Inc.....................       39,300      1,055,598
 *Clare, Inc......................       14,700         32,634
 *Clarent Corp....................       22,006        117,622
 *Clark (Dick) Productions,
   Inc............................        3,880         35,626
 *Clark/Bardes Holdings, Inc......       11,300        247,526
 *Clarus Corp.....................       19,900         78,704
 *Classic Communications, Inc.
   Class A........................       13,400          1,809
 *Classic Vacation Group, Inc.....       16,300          1,956
 *Clean Harbors, Inc..............       13,700         45,621
 Cleco Corp.......................       38,400        769,536
 Cleveland Cliffs, Inc............       16,800        284,088
 *#click2learn.com, Inc...........       23,200         59,044
 *ClickAction, Inc................       14,300         10,439
 *Closure Medical Corp............       21,500        473,537
 *#CMG Information Services,
   Inc............................       11,800         24,603
 CNA Surety Corp..................       52,000        767,520
 *Cnbt Bancshares, Inc., Escrow
   Share..........................        6,400          1,280
 *CNET Networks, Inc..............       33,100        247,753
 CNF Transportation, Inc..........        6,000        152,580
 *CNS, Inc........................       23,100        127,165
 Coachmen Industries, Inc.........       22,500        228,375
 *Coast Dental Services, Inc......        2,766          7,371
 *Coast Distribution System.......        4,000          1,900
 Coastal Bancorp, Inc.............        8,200        237,718
 Coastcast Corp...................       12,300         71,340
 Cobalt Corp......................       25,400        168,402
 CoBiz, Inc.......................        8,550        115,852
 *Cobra Electronic Corp...........        6,100         40,199
 Coca-Cola Bottling Co.
   Consolidated...................        9,000        333,000
 *#Coeur d'Alene Mines Corp.......       37,600         27,448
 *Cognex Corp.....................       39,100        875,644
 *Cognitronics Corp...............        4,250         19,337
 *Cognizant Technology Solutions
   Corp...........................        8,600        275,415
 *Coherent, Inc...................       31,600        966,170
 *Cohesion Technologies, Inc......       11,500         39,157
 Cohu, Inc........................       32,400        616,734
 *Coinstar, Inc...................       26,100        623,137
 *Cold Metal Products, Inc........        3,500          1,225
 *Coldwater Creek, Inc............       16,600        422,138
 *Cole (Kenneth) Productions, Inc.
   Class A........................       14,450        192,185
 *Cole National Corp. Class A.....       21,700        325,500
 *Collagenex Pharmaceuticals,
   Inc............................       12,200         99,003
 *#Collateral Therapeutics,
   Inc............................       17,300        123,954
 *Collins & Aikman Corp...........       80,200        637,590
 Collins Industries, Inc..........       11,200         38,472
 *Colorado Medtech, Inc...........       19,600         64,974
 *Columbia Banking System, Inc....       20,594        284,094
 *Columbia Laboratories, Inc......       41,800        123,310
 *Columbia Sportswear Co..........       45,450      1,452,809
 Columbus McKinnon Corp...........       20,800        157,976
 *Com21, Inc......................       26,300         23,801
 *Comarco, Inc....................        6,600         84,612
 *Comdial Corp....................       15,200          6,460
 *Comdicso, Inc...................       16,900          6,253
 *Comforce Corp...................       13,877         18,456
 *Comfort Systems USA, Inc........       56,200        191,080
 Commerce Group, Inc..............       15,500        583,575
                                       SHARES            VALUE+
                                       ------            ------

 *Commerce One, Inc...............      122,000   $    383,080
 Commercial Bancshares, Inc.......        2,586         62,387
 Commercial Federal Corp..........       19,700        501,168
 Commercial Metals Co.............       21,800        719,400
 #Commercial National Financial
   Corp...........................        3,200         58,800
 Commonwealth Bancorp, Inc........       14,500        319,072
 Commonwealth Industries, Inc.....       21,600        115,668
 *Commscope, Inc..................       46,300        913,036
 Communications Systems, Inc......       14,100         99,334
 Community Bank System, Inc.......        9,200        234,600
 #Community Bankshares, Inc.......          210          2,553
 *Community Financial Corp........        2,200         33,132
 Community Financial Group,
   Inc............................        2,300         35,006
 Community First Bankshares,
   Inc............................       45,100      1,106,754
 Community First Brokerage Co.....        2,700         90,396
 Community Savings Bankshares,
   Inc............................       11,073        207,397
 Community Trust Bancorp, Inc.....       16,948        393,194
 *Community West Bancshares.......        5,500         33,550
 *Competitive Technologies,
   Inc............................        8,800         30,360
 *Compucom Systems, Inc...........       62,200        127,199
 *#CompuCredit Corp...............       27,600        233,358
 *Computer Access Technology
   Corp...........................       26,200         89,997
 *Computer Horizons Corp..........       57,600        177,696
 *#Computer Learning Centers,
   Inc............................       20,358             46
 *#Computer Motion, Inc...........       15,100         61,834
 *Computer Network Technology
   Corp...........................       37,800        707,805
 *Computer Task Group, Inc........       33,400        101,536
 *Computrac, Inc..................        6,200          2,542
 CompX International, Inc.........        7,900         78,605
 *Comshare, Inc...................       15,400         47,663
 *Comstock Resources, Inc.........       39,100        258,451
 *#Comtech Telecommunications
   Corp...........................       11,600        140,418
 *#Concepts Direct, Inc...........          700          1,956
 *Conceptus, Inc..................       16,400        310,944
 *Concero, Inc....................       16,500          8,167
 *Concord Camera Corp.............       38,700        181,890
 *Concord Communications, Inc.....       24,900        447,328
 *Concurrent Computer Corp........       73,000      1,076,020
 *Conductus, Inc..................        4,900         11,392
 *Cone Mills Corp.................       39,900         72,618
 *Congoleum Corp. Class A.........        5,500         10,285
 *Conmed Corp.....................       37,912        681,279
 Connecticut Water Services,
   Inc............................        9,300        262,306
 *Connitics Corp..................       38,300        405,980
 *Conrad Industries, Inc..........        8,300         42,952
 *Consolidated Freightways
   Corp...........................       34,300        137,371
 *Consolidated Graphics, Inc......       18,700        339,592
 Consolidated Tokoma Land Co......        6,400        127,232
 *#Continental Airlines, Inc......        1,500         34,470
 *Continental Materials Corp......          200          3,920
 *Convera Corp....................       27,100         79,945
 *Convergent Communications,
   Inc............................        2,100             12
 *#Cooker Restaurant Corp.........        6,600          2,442
 Cooper Companies, Inc............       20,900        921,690
 Cooper Tire & Rubber Co..........       53,000        785,460
 Cooperative Bankshares, Inc......        1,400         15,785
 *CoorsTek, Inc...................        6,900        203,170
 *Copart, Inc.....................       20,200        692,557
 *Copper Mountain Networks,
   Inc............................       51,800         85,729
 *#Copytele, Inc..................       53,600         34,572
 *Cor Therapeutics, Inc...........        8,600        180,643
 *Core Materials Corp.............        7,700          7,700

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Corel Corp......................        3,121   $      7,771
 *Corel Corp. Escrow Shares.......       14,700         14,994
 *Corillian Corp..................       12,000         31,560
 *Corinthian Colleges, Inc........        2,000         69,370
 *Corixa Corp.....................       56,482        850,619
 Corn Products International,
   Inc............................       30,100        979,755
 *Cornell Corrections, Inc........       14,800        237,540
 *Corporate Executive Board Co....       23,800        791,945
 *Correctional Services Corp......       14,812         30,513
 *Corrections Corporation of
   America........................        3,000         47,400
 *Corrpro Companies, Inc..........        7,875         16,301
 Corus Bankshares, Inc............       20,900        875,814
 *Corvas International, Inc.......       32,900        217,469
 *Corvel Corp.....................       15,600        502,710
 *Cost Plus, Inc..................       33,875        696,639
 *CoStar Group, Inc...............       24,600        476,625
 *Cost-U-Less, Inc................        3,000          4,080
 Cotton States Life Insurance
   Co.............................        6,330         59,787
 Courier Corp.....................        2,850         85,343
 *Covance, Inc....................       76,700      1,534,000
 *Covansys Corp...................       41,600        388,128
 *Covanta Energy Corp.............       66,300        712,725
 *Covenant Transport, Inc. Class
   A..............................       15,500        206,150
 *Coventry Health Care, Inc.......       68,200      1,430,836
 Covest Bancshares, Inc...........        2,425         44,450
 *Covista Communications, Inc.....        3,000         26,760
 CPAC, Inc........................        6,120         37,179
 CPB, Inc.........................       12,000        367,380
 *#C-Phone Corp...................       11,700            275
 *CPI Aerostructures, Inc.........           66            102
 CPI Corp.........................       10,500        179,550
 Craftmade International, Inc.....        9,900        114,444
 *Craig (Jenny), Inc..............       18,600         56,730
 *Craig Corp......................        2,700          5,130
 Crawford & Co. Class A...........       22,300        198,024
 Crawford & Co. Class B...........       37,700        460,317
 *#Cray, Inc......................       53,500        109,140
 *Credence Systems Corp...........       59,070        979,676
 *Credit Acceptance Corp..........       57,400        515,452
 *Crescent Operating, Inc.........        9,100            637
 *Crestline Capital Corp..........       10,200        299,880
 *#Critical Path, Inc.............       15,800         37,841
 *Criticare Systems, Inc..........        7,500         32,550
 Crompton Corp....................       75,800        606,400
 *Cross (A.T.) Co. Class A........       22,100        117,130
 *Cross Media Marketing Corp......        1,077          9,779
 Crossman Communities, Inc........       15,300        424,269
 *Crosswalk.com, Inc..............        9,600          6,192
 *CrossWorlds Software, Inc.......        5,000         22,850
 *Crown Cork & Seal Co., Inc......       67,300         67,973
 *Crown Crafts, Inc...............       11,100          4,440
 *Crown Group, Inc................        6,500         31,687
 *Crown-Andersen, Inc.............        1,000          5,900
 *Crusader Holdings Corp..........            3            150
 *Cryolife, Inc...................       27,200        832,320
 *CSK Auto Corp...................       52,000        438,880
 *CSP, Inc........................        4,600         16,399
 *CSS Industries, Inc.............       11,600        328,164
 CT Communications, Inc...........       18,200        303,485
 *CTB International Corp..........       11,800        118,531
 *CTC Communications Group,
   Inc............................       42,050        251,249
 CTS Corp.........................       39,300        589,500
                                       SHARES            VALUE+
                                       ------            ------

 Cubic Corp.......................       12,700   $    482,473
 *Cubist Pharmaceuticals, Inc.....       33,800      1,209,533
 Culp, Inc........................       12,800         48,000
 *Cumulus Media, Inc. Class A.....       31,100        387,350
 *CUNO, Inc.......................       26,100        808,708
 *CuraGen Corp....................       37,300        885,688
 *Curative Health Services,
   Inc............................       13,000        187,850
 *Curis, Inc......................       16,050         88,676
 Curtiss-Wright Corp..............       13,000        551,200
 *Cutter & Buck, Inc..............       14,550         62,929
 *CV Therapeutics, Inc............       23,400      1,290,393
 CVB Financial Corp...............       38,490        879,496
 *CVF Technologies Corp...........       11,100          2,664
 *Cyanotech Corp..................       17,000         10,880
 *#Cyber-Care, Inc................       59,800         56,511
 *#Cybercash, Inc.................       27,400          6,644
 *Cyberonics, Inc.................       29,700        727,056
 *Cyberoptics Corp................        9,900        105,484
 *Cybersource Corp................       52,000        100,620
 *Cybex International, Inc........        8,700         11,440
 *Cygnus, Inc.....................       42,000        229,530
 *Cylink Corp.....................       42,600        132,273
 *Cymer, Inc......................       32,500        765,050
 *#Cypress Communications, Inc....        8,700         12,919
 *Cysive, Inc.....................       31,000         73,935
 *Cytec Industries, Inc...........       16,500        422,235
 *Cytogen Corp....................       95,200        316,540
 *Cytrx Corp......................        7,400          4,662
 D & K Healthcare Resources,
   Inc............................        8,500        393,507
 *D A Consulting Group, Inc.......        6,700          2,077
 *Daily Journal Corp..............          200          5,575
 *Dairy Mart Convenience Stores,
   Inc............................        4,800             48
 *Daisytek International Corp.....       27,700        349,435
 *Daktronics, Inc.................       23,000        186,760
 *Dal-Tile International, Inc.....       78,600      1,689,900
 *Dan River, Inc. Class A.........       29,700         16,929
 *Danielson Holding Corp..........       27,700        102,213
 *Daou Systems, Inc...............       23,000         26,335
 *Data I/O Corp...................       11,300         18,927
 *#Data Race, Inc.................       36,700          1,358
 *#Data Return Corp...............        5,100          5,125
 *Data Systems & Software, Inc....       12,000         66,180
 *Datakey, Inc....................        1,000          4,735
 *Datalink Corp...................       12,300         76,075
 *Datamarine International,
   Inc............................          200             53
 *Dataram Corp....................       11,100         88,689
 Datascope Corp...................       21,700        816,137
 *Datastream Systems, Inc.........       32,100        131,128
 *Datatec Systems, Inc............       19,500         13,747
 *DataTRAK International, Inc.....        5,600         20,020
 *Datawatch Corp..................        2,066          3,347
 *Datum, Inc......................        9,500        121,837
 *Dave and Busters, Inc...........       18,100        111,496
 *DaVita, Inc.....................       37,900        858,435
 *Davox Corp......................       21,400        193,563
 *Daw Technologies, Inc...........        3,575          4,361
 *Dawson Geophysical Co...........        5,400         42,498
 *Daxor Corp......................        6,100        102,785
 Deb Shops, Inc...................       17,900        438,639
 *Deckers Outdoor Corp............       11,800         44,840
 *Decora Industries, Inc..........        5,500            165
 Decorator Industries, Inc........        2,762         10,910

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Del Global Technologies Corp....        8,500   $     17,425
 *Del Laboratories, Inc...........       18,123        271,845
 *Del Monte Foods Co..............       75,600        638,820
 *dELiA*s Corp. Class A...........       32,645        215,620
 Delphi Financial Group, Inc.
   Class A........................       20,900        694,925
 Delta and Pine Land Co...........       46,200        980,364
 *Delta Apparel, Inc..............        2,620         53,710
 *#Delta Financial Corp...........       19,600         20,580
 Delta Natural Gas Co., Inc.......        3,100         62,232
 *Delta Woodside Industries,
   Inc............................       26,200         23,056
 *Deltek Systems, Inc.............       23,600        105,492
 Deltic Timber Corp...............       19,700        519,883
 *Denali, Inc.....................        4,300            365
 *Denbury Resources, Inc..........       43,900        284,472
 *Dendreon Corp...................       19,600        174,832
 *Dendrite International, Inc.....       36,400        475,930
 *Department 56, Inc..............       22,900        194,421
 *DepoMed, Inc....................       13,600         69,360
 *Designs, Inc....................       14,800         39,220
 *Detrex Corp.....................          500          2,425
 *Devcon International Corp.......        4,000         24,100
 *DevX Energy, Inc................        2,200         16,038
 Dewolfe Companies, Inc...........          200          1,840
 *Dexterity Surgical, Inc.........        1,000             15
 *Diacrin, Inc....................       23,300         39,959
 Diagnostic Products Corp.........       37,600      1,632,216
 Dial Corp........................        1,900         33,269
 *Diametrics Medical, Inc.........       38,400        206,976
 *DiamondCluster International,
   Inc............................       22,700        225,751
 *Dianon Systems, Inc.............       14,733        715,950
 *#Dice, Inc......................       10,100         10,807
 *Diedrich Coffee, Inc............        4,025         16,865
 *Digene Corp.....................       25,600        817,280
 *Digex, Inc......................       12,700         40,386
 *Digi International, Inc.........       24,100        130,501
 *Digimarc Corp...................       12,800        205,376
 *Digital Courier Technologies,
   Inc............................        7,200            400
 *Digital Generation Systems,
   Inc............................       49,400         68,913
 *Digital Insight Corp............       18,600        320,571
 *#Digital Lightwave, Inc.........       26,400        237,996
 *Digital Power Corp..............        1,000            700
 *Digital River, Inc..............       35,000        604,800
 *DigitalThink Inc................       10,400         87,308
 Dime Community Bancorp, Inc......       25,200        633,780
 Dimon, Inc.......................       53,500        331,165
 *Diodes, Inc.....................       14,700         92,757
 *Dionex Corp.....................       29,600        778,332
 *Direct Focus, Inc...............        5,000        139,825
 *Directrix, Inc..................          813          1,870
 *Discovery Partners
   International..................       18,600        129,735
 *Dispatch Management Services
   Corp...........................        4,300             24
 *Display Technologies, Inc.......       11,330             91
 *Ditech Communications Corp......       34,100        177,831
 *Diversified Corporate Resources,
   Inc............................        2,200          2,310
 *#Divine, Inc....................      161,196        102,359
 *Dixie Group, Inc................       16,500         79,200
 *Dixon Ticonderoga Co............        1,900          3,325
 *DMC Stratex Networks, Inc.......       61,200        429,012
 *Dobson Communications Corp......       40,900        386,914
 *Docent, Inc.....................       32,200         73,577
 *DocuCorp International, Inc.....       21,000        124,215
 *Document Sciences Corp..........       14,200         39,121
                                       SHARES            VALUE+
                                       ------            ------

 *Documentum, Inc.................       34,000   $    642,770
 Dole Food Co., Inc...............       39,100        920,805
 *Dollar Thrifty Automotive Group,
   Inc............................       33,800        454,610
 *Dominion Homes, Inc.............        5,800         85,376
 Donaldson Co., Inc...............        3,400        123,760
 Donegal Group, Inc. Class A......        7,466         90,189
 Donegal Group, Inc. Class B......        3,733         36,434
 Donnelly Corp. Class A...........        7,300         98,550
 *Dorsey Trailers, Inc............        3,000             52
 *Dot Hill Systems Corp...........       38,160         72,122
 *DoubleClick, Inc................       12,600        113,463
 Dover Downs Entertainment,
   Inc............................       30,300        427,230
 Downey Financial Corp............       30,476      1,091,041
 *DPAC Technologies Corp..........       31,000         67,270
 DQE, Inc.........................       47,300        833,426
 *Dress Barn, Inc.................       28,600        656,656
 *Drew Industries, Inc............       15,000        139,500
 *Drexler Technology Corp.........       15,800        273,261
 Dreyer's Grand Ice Cream, Inc....       41,900      1,466,290
 *Dril-Quip, Inc..................       22,800        440,496
 *DRS Technologies, Inc...........       21,500        716,810
 *Dryclean USA, Inc...............        1,000            460
 *DSET Corp.......................        3,950          4,858
 *DSP Group, Inc..................       32,200        718,543
 *DT Industries, Inc..............       14,100         82,344
 *DualStar Technologies Corp......       24,200          6,413
 *Duane Reade, Inc................       25,500        840,225
 *Duckwall-Alco Stores, Inc.......        6,200         51,119
 *Ducommun, Inc...................       15,000        149,250
 *DuPont Photomasks, Inc..........       21,400        806,673
 *Dura Automotive Systems, Inc....       20,800        183,872
 *Duratek, Inc....................       19,500         88,725
 *DUSA Pharmaceuticals, Inc.......       16,600        136,203
 *DVI, Inc........................       19,700        335,097
 *Dwyer Group, Inc................        9,100         31,440
 *Dyax Corp.......................       31,400        374,916
 *Dycom Industries, Inc...........      103,500      1,687,050
 *Dynamic Healthcare Technologies,
   Inc............................        6,266         17,733
 *Dynamic Materials Corp..........        2,000          5,940
 *Dynamics Research Corp..........        9,700        143,366
 *#E Com Ventures, Inc............       11,100          6,660
 Eagle Bancshares, Inc............        8,100        114,412
 *Eagle Food Centers, Inc.........        2,575          3,064
 *Eagle Point Software Corp.......        6,400         39,040
 *#EarthShell Corp................      143,000        371,085
 East West Bancorp, Inc...........       37,700        832,604
 Eastern Co.......................        4,950         63,607
 *#EasyLink Services Corp.........        9,697          5,382
 *Eateries, Inc...................        3,800          8,873
 *eBenX, Inc......................       26,500         99,507
 *eBT International, Inc..........       26,400         82,896
 *ECC International Corp..........        9,550         28,172
 *#Echelon Corp...................       36,900        524,349
 *Eclipsys Corp...................       17,600        262,592
 *Eco Soil Systems, Inc...........       19,700          1,034
 *Ecogen, Inc.....................       13,640            648
 *eCollege.com....................       15,400         49,511
 Ecology & Environment, Inc. Class
   A..............................        2,000         18,900
 *Ecometry Corp...................       10,300         26,419
 *Edac Technologies Corp..........        3,500          7,140
 Edelbrock Corp...................        6,700         62,176

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *#EDGAR Online, Inc..............        9,700   $     31,719
 *Edge Petroleum Corp.............       12,900         54,502
 *Edgewater Technology, Inc.......       21,069         77,429
 *Edison Control Corp.............        1,000          6,400
 Edo Corp.........................        8,700        211,671
 *Education Management Corp.......       38,400      1,413,312
 Educational Development Corp.....        1,800          9,675
 *Educational Insights, Inc.......        2,700            850
 EFC Bancorp, Inc.................        4,800         68,640
 *EFTC Corp.......................       20,100         42,210
 *#eGain Communications Corp......       16,257         26,092
 *#Egghead.com, Inc...............       39,842            378
 *EGL, Inc........................       52,500        792,750
 *eGlobe, Inc.....................       10,255             92
 *El Paso Electric Co.............       80,400      1,102,284
 *Elantec Semiconductor, Inc......       24,900        849,214
 *Elastic Networks, Inc...........        4,400          3,036
 *Elcom International, Inc........       45,800         67,555
 Elcor Corp.......................       32,400        800,604
 *Elcotel, Inc....................       17,600            308
 *Elder-Beerman Stores Corp.......       20,900         62,491
 *#Electric Fuel Corp.............       29,000         49,590
 *Electric Lightwave, Inc.........       13,700          5,274
 *Electro Rent Corp...............       38,700        498,649
 *Electro Scientific Industries,
   Inc............................       21,200        601,126
 *Electroglas, Inc................       33,100        470,847
 *Electronic Retailing System
   International, Inc.............        2,300            540
 *Electronics Boutique Holdings
   Corp...........................       29,000      1,232,790
 *Electronics for Imaging, Inc....       31,100        682,178
 *Elite Information Group, Inc....       11,700         97,402
 *Elizabeth Arden, Inc............       21,100        301,835
 Ellett Brothers, Inc.............        6,400         18,400
 *#E-Loan, Inc....................       31,000         44,175
 *eLOT, Inc.......................       69,000          1,138
 *ELXSI Corp......................        1,800         12,825
 *Embrex, Inc.....................       10,400        185,640
 EMC Insurance Group, Inc.........       14,600        233,600
 *Emcee Broadcast Products,
   Inc............................        5,600          5,040
 *Emcor Group, Inc................       16,700        759,015
 *EMCORE Corp.....................       39,000        523,185
 *Emergent Information
   Technologies, Inc..............       17,700         42,568
 *Emerging Vision, Inc............       26,800          2,512
 *#Emeritus Corp..................       14,100         29,892
 *Emisphere Technologies, Inc.....       29,300        837,833
 *Emmis Broadcasting Corp. Class
   A..............................       22,800        378,024
 Empire District Electric Co......       28,100        563,405
 Empire Federal Bancorp, Inc......        2,100         31,027
 *Employee Solutions, Inc. Class
   B..............................          707              3
 *EMS Technologies, Inc...........       14,000        226,520
 *#En Pointe Technologies, Inc....       10,400         21,268
 *Encad, Inc......................       17,300         33,475
 *Enchira Biotechnology Corp......       10,314          4,022
 *Encompass Services Corp.........       99,625        145,452
 *Encore Med Corp.................        9,900         31,729
 *Encore Wire Corp................       22,800        262,770
 *Endo Pharmaceuticals Holdings,
   Inc............................      100,300        949,841
 *Endocardial Solutions, Inc......       16,300         95,355
 *Endocare, Inc...................       18,500        306,082
 Energen Corp.....................       38,400        890,112
 *Energy Conversion Devices,
   Inc............................       23,100        488,218
                                       SHARES            VALUE+
                                       ------            ------

 Energy West, Inc.................          200   $      2,275
 Energysouth, Inc.................        5,300        119,250
 *Enesco Group, Inc...............       21,700        136,059
 Engineered Support Systems,
   Inc............................       14,000        594,580
 *Enherent Corp...................       18,300          3,660
 *#Enlighten Software Solutions,
   Inc............................        1,600             21
 Ennis Business Forms, Inc........       25,900        246,309
 *Enserch Exploration Corp........       60,159        111,294
 *Entrada Networks, Inc...........       12,405          1,675
 *#Entrade, Inc...................       26,300          5,260
 *Entravision Communications
   Corp...........................       49,800        597,600
 *#Entremed, Inc..................       25,200        271,278
 *Entrust Technologies, Inc.......       52,400        416,842
 *Envirogen, Inc..................          616            625
 *Environmental Elements Corp.....        9,200         35,420
 *Environmental Technologies
   Corp...........................        3,700            647
 *Environmental Tectonics Corp....        8,900         62,300
 *Enzo Biochem, Inc...............       31,920        714,370
 *EP Medsystems, Inc..............       23,400         51,948
 *#EpicEdge, Inc..................       21,900          2,190
 *Epicor Software Corp............       58,042         83,871
 *#Epimmune, Inc..................       11,800         34,574
 *#EPIQ Systems, Inc..............        6,300        184,621
 *EPIX Medical, Inc...............       16,400        149,650
 *ePlus, Inc......................       14,600        115,632
 *ePresence, Inc..................       32,600        118,827
 *Equidyne Corp...................        3,900          2,925
 *#Equimed Inc. Nevis.............        2,250              0
 *Equity Marketing, Inc...........        9,100        109,655
 *Equity Oil Co...................       17,200         32,250
 *eResearch Technology, Inc.......        9,700         94,090
 *eResource Capital Group, Inc....       34,400          8,600
 *Ergo Science Corp...............        7,850         15,700
 ESB Financial Corp...............        5,808         65,050
 *Escalon Medical Corp............        3,200          7,120
 *Esco Technologies, Inc..........       15,400        459,690
 *Esperion Therapeutics, Inc......        1,700         12,622
 Espey Manufacturing & Electronics
   Corp...........................          400          8,000
 *ESPS, Inc.......................        2,000          4,490
 *ESS Technology, Inc.............       59,100      1,106,056
 *Essential Therapeutics, Inc.....       17,800         61,499
 *Esterline Technologies Corp.....       27,900        421,290
 Ethan Allen Interiors, Inc.......       34,800      1,283,424
 *Ethyl Corp......................      114,800         96,432
 *European Micro Holdings, Inc....        4,600            161
 *Evans & Sutherland Computer
   Corp...........................       15,500         94,007
 *Evans Systems, Inc..............        4,000            530
 *Evercel, Inc....................        1,666          1,391
 *Evergreen Resources, Inc........       24,000        931,200
 *Evergreen Solar, Inc............        7,800         21,645
 *Everlast Worldwide, Inc.........        1,500          3,247
 *Evolving Systems, Inc...........       16,200         12,879
 *Exabyte Corp....................       35,100         42,295
 *Exactech, Inc...................        6,500         88,237
 *Exar Corp.......................       41,000        812,210
 *Excel Technology, Inc...........       16,100        261,947
 *#eXcelon Corp...................       38,711         24,581
 *Exchange Applications, Inc......       11,100          3,108
 *EXE Technologies, Inc...........       65,800        324,723
 *Exelixis, Inc...................          714         11,320
 #Exide Corp......................       28,100         21,918

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Exponent, Inc...................        8,700   $     87,783
 *Extended Stay America, Inc......       79,300      1,245,010
 *Extended Systems, Inc...........       15,600        103,194
 *Extensity, Inc..................       15,300         31,518
 *Ezcorp, Inc. Class A
   Non-Voting.....................       11,900         16,779
 *E-Z-Em, Inc. Class A............        5,400         34,020
 *E-Z-Em, Inc. Class B............        4,462         26,772
 *Ezenia! Inc.....................       21,900         13,468
 F & M Bancorp....................        8,462        228,305
 F.N.B. Corp......................       33,842        865,171
 *#F5 Networks, Inc...............       27,300        609,745
 Fab Industries, Inc..............        6,900         89,182
 *Factory 2-U Stores, Inc.........       20,200        334,108
 Factset Research Systems, Inc....       31,900        956,362
 *Factual Data Corp...............       10,600         89,146
 Fair, Isaac & Co., Inc...........       30,650      1,812,641
 *Fairchild Corp. Class A.........       35,152        116,353
 Falcon Products, Inc.............       12,500         70,625
 *#FalconStor Software, Inc.......       24,400        184,220
 *Famous Dave's of America,
   Inc............................       10,300         72,151
 *Fansteel, Inc...................        9,751         29,741
 *#Fargo Electronics..............       15,000        101,025
 Farmer Brothers Co...............        2,400        544,800
 *Faro Technologies, Inc..........       13,600         30,260
 *FASTNET Corp....................        5,000          4,650
 FBL Financial Group, Inc. Class
   A..............................       40,500        694,575
 *Featherlite Manufacturing,
   Inc............................        6,500          6,435
 Fedders Corp.....................       24,100         75,674
 Fedders Corp. Class A............        7,700         21,098
 Federal Screw Works..............        2,250         78,187
 Federal Signal Corp..............       21,100        447,109
 *#Federal-Mogul Corp.............      105,600        107,712
 *FEI Co..........................       35,200      1,032,064
 *#Female Health Co...............        9,300          6,882
 Ferro Corp.......................       38,900        966,276
 FFLC Bancorp.....................        4,600         93,150
 *Fibermark, Inc..................        8,800         45,672
 *Fiberstars, Inc.................        6,000         18,660
 Fidelity Bancorp, Inc............        2,600         71,097
 Fidelity Bankshares, Inc.........       16,432        246,234
 *Fidelity Federal Bancorp........        2,500          6,187
 Fidelity National Corp...........       11,400         75,240
 *#Fidelity National Information
   Solutions, Inc.................        3,586         29,961
 *Filenet Corp....................       47,900        807,115
 *Film Roman, Inc.................        4,700          1,786
 *Financial Federal Corp..........       19,000        537,890
 Finger Lakes Bancorp, Inc........        2,500         26,737
 *Finish Line, Inc. Class A.......       30,300        392,688
 *Finishmaster, Inc...............          800          6,700
 *Finlay Enterprises, Inc.........       13,500        133,312
 *Finova Group, Inc...............       10,900          6,540
 *Firebrand Financial Group,
   Inc............................       11,100          2,775
 First Albany Companies, Inc......       14,253         85,166
 First American Financial Corp....       29,287        522,773
 *First Aviation Services, Inc....        6,200         25,885
 First Bancorp....................        6,210        136,092
 First Bell Bancorp, Inc..........        6,600         91,839
 *First Cash, Inc.................       12,300         91,020
 First Charter Corp...............       34,320        599,399
 *First Cincinati, Inc............        1,900              2
 First Citizens Bancshares,
   Inc............................        1,300        121,088
                                       SHARES            VALUE+
                                       ------            ------

 First Commonwealth Financial
   Corp...........................       74,760   $    863,478
 *First Consulting Group, Inc.....       34,244        473,423
 First Defiance Financial Corp....        7,559        111,344
 First Essex Bancorp..............       10,600        303,266
 First Federal Bancshares of
   Arkansas, Inc..................        4,400        100,320
 First Federal Capital Corp.......       21,600        322,272
 First Financial Bancorp..........       69,025      1,135,806
 First Financial Bankshares,
   Inc............................       16,016        458,378
 First Financial Corp.............        1,275         53,059
 First Financial Holdings, Inc....       19,000        452,675
 First Franklin Corp..............          300          3,069
 #First Georgia Holdings, Inc.....        1,012          3,820
 First Indiana Corp...............       16,400        408,688
 *First Investors Financial
   Services Group, Inc............        6,000         18,900
 First Keystone Financial, Inc....        2,000         27,540
 *First Mariner Bank Corp.........        3,200         25,712
 First Merchants Corp.............       14,805        345,475
 First Midwest Bancorp, Inc.......        5,900        198,122
 First Midwest Financial, Inc.....        2,500         34,175
 First Mutual Bancshares, Inc.....        3,768         50,585
 First Niagara Financial Group,
   Inc............................       36,800        598,184
 First Oak Brook Bancshares, Inc.
   Class A........................        2,100         47,344
 First Place Financial Corp.......       10,367        165,354
 *First Republic Bank.............       21,750        471,540
 First SecurityFed Financial,
   Inc............................        5,400        104,166
 First Sentinel Bancorp, Inc......       55,300        683,784
 First Source Corp................       27,231        569,673
 First United Corp................        2,800         45,220
 *First Virtual Communications,
   Inc............................       49,053         44,148
 First Years, Inc.................       13,300        150,888
 FirstBank NW Corp................        1,600         28,560
 *FirstCity Financial Corp........        8,300         10,707
 FirstFed America Bancorp, Inc....        6,300        110,439
 *FirstFed Financial Corp.........       24,200        579,590
 *Firstwave Technologies, Inc.....        2,600          3,276
 *Fischer Imaging Corp............        9,100        145,827
 *Fisher Scientific International,
   Inc............................       10,700        291,575
 Flag Financial Corp..............        6,500         53,365
 Flagstar Bancorp, Inc............       25,500        560,490
 Flamemaster Corp.................          247          1,530
 *Flander Corp....................       31,500         65,205
 Fleetwood Enterprises, Inc.......       49,300        618,715
 #Fleming Companies, Inc..........       59,300      1,535,870
 Flexsteel Industries, Inc........        8,300         86,942
 *Flir Systems, Inc...............       17,150        690,202
 *Florida Banks, Inc..............        6,000         35,550
 Florida Public Utilities Co......        3,600         56,700
 Florida Rock Industries, Inc.....       39,300      1,208,475
 *Florsheim Group, Inc............        8,400          1,890
 *Flour City International,
   Inc............................        7,500          5,737
 *Flow International Corp.........       22,000        228,140
 *Flowserve Corp..................       50,700      1,246,713
 Flushing Financial Corp..........       20,100        313,861
 FNB Financial Services Corp......        2,100         29,358
 *Foamex International, Inc.......       23,600        177,118
 *FOCUS Enhancements, Inc.........        3,132          3,743
 *Foodarama Supermarkets, Inc.....        1,500         62,887
 Foothill Independent Bancorp.....        7,918        109,664
 *Footstar, Inc...................       29,600        914,640

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Forest City Enterprises, Inc.
   Class B........................        4,500   $    156,150
 *Forest Oil Corp.................       33,870        881,975
 *Forrester Resh, Inc.............       22,600        404,427
 *#Fortel, Inc....................       13,800          2,829
 *Fortune Financial, Inc..........        6,100              6
 *Forward Air Corp., Inc..........       25,750        777,779
 *Fossil, Inc.....................       53,875      1,165,586
 *Foster (L.B.) Co. Class A.......       12,400         57,908
 Foster Wheeler, Ltd..............       57,000        300,960
 *Fotoball USA, Inc...............        4,400         13,728
 *Fountain Powerboat Industries,
   Inc............................        6,800         11,730
 *Four Kids Entertainment, Inc....       16,600        337,312
 *#FPIC Insurance Group, Inc......       13,200        182,754
 Frankfort First Bancorp, Inc.....          850         14,021
 Franklin Bank National
   Associaton.....................        3,789         64,508
 *Franklin Covey Co...............       25,900        160,580
 Franklin Electric Co., Inc.......        7,000        549,570
 *Franklin Electronic Publishers,
   Inc............................       12,600         16,758
 Freds, Inc. Class A..............       24,000        798,720
 Fremont General Corp.............      109,700        648,327
 Frequency Electronics, Inc.......       12,900        180,471
 *Fresh America Corp..............        4,900            686
 Fresh Brands, Inc................        7,700        128,474
 *Fresh Choice, Inc...............        7,400         21,719
 *#Friede Goldman Halter, Inc.....       74,383         16,736
 *Friedman Billings Ramsey Group,
   Inc. Class A...................       18,900         85,050
 Friedman Industries, Inc.........        6,158         15,764
 Friedmans, Inc. Class A..........       19,600        175,322
 *#Friendly Ice Cream Corp........        9,600         30,720
 Frisch's Restaurants, Inc........        7,000         98,000
 *Frontier Airlines, Inc..........       42,900        632,989
 Frontier Oil Corp................       44,000        707,080
 *Frontstep, Inc..................       12,000         52,740
 *Frozen Food Express Industries,
   Inc............................       21,307         45,490
 FSF Financial Corp...............        2,800         48,860
 *FSI International, Inc..........       40,300        312,325
 *FTI Consulting, Inc.............       12,700        415,036
 *FuelCell Energy, Inc............       42,900        676,318
 Fuller (H.B.) Co.................       45,000      1,344,375
 *Furniture Brands International,
   Inc............................       22,900        601,125
 *Furr's/Bishop's, Inc............        2,700          7,020
 *Fusion Medical Technologies,
   Inc............................       15,000         90,450
 *#FX Energy, Inc.................       19,400         43,359
 *FYI, Inc........................       23,800        667,828
 G & K Services, Inc. Class A.....       26,600        829,388
 GA Financial, Inc................        5,700         96,330
 *Gabelli Asset Management,
   Inc............................        2,700        113,400
 *Gadzooks, Inc...................       14,300        160,517
 *Gadzoox Networks, Inc...........        7,800          7,917
 Gainsco, Inc.....................       34,511         59,359
 *Galagen, Inc....................       11,400            513
 *Galaxy Nutritional Foods,
   Inc............................       11,000         59,400
 *Galey & Lord, Inc...............       16,100          4,991
 *GameTech International, Inc.....       14,800         60,976
 Garan, Inc.......................        6,900        282,555
 *Garden Fresh Restaurant Corp....        7,600         46,284
 *#Gardenburger, Inc..............       12,200          6,832
 *Gardner Denver Machinery,
   Inc............................       19,800        429,660
 *#Gart Sports Co.................        2,931         61,507
 *Gartner Group, Inc..............       59,000        587,050
 *Gaylord Container Corp. Class
   A..............................       72,300         67,962
                                       SHARES            VALUE+
                                       ------            ------

 *Gaylord Entertainment Co........       32,900   $    770,189
 GBC Bancorp......................       14,900        408,111
 *GC Companies, Inc...............       10,500          2,572
 *Geerling & Wade, Inc............        5,700          5,728
 *Gehl Co.........................        8,300        118,067
 *Genaera Corp....................       43,600        171,130
 *Genaissance Pharmaceuticals,
   Inc............................        9,600         35,568
 Gencorp, Inc.....................       67,800        864,450
 *Gene Logic, Inc.................       35,600        651,480
 *Genelabs Technologies, Inc......       73,800        130,257
 *General Binding Corp............       18,700        167,926
 General Cable Corp...............       57,000        684,000
 *General Communications, Inc.
   Class A........................       72,200        716,585
 *#General Datacomm Industries,
   Inc............................       39,000          1,267
 General Employment Enterprises,
   Inc............................        7,600          9,728
 *#General Magic, Inc.............       48,000         19,440
 General Magnaplate Corp..........          400            950
 *Genesco, Inc....................       36,600        702,720
 *Genesee & Wyoming, Inc..........        7,200        215,424
 *Genesee Corp. Class B...........          200          3,450
 *#GenesisIntermedia, Inc.........       23,400        138,060
 *Genlyte Group, Inc..............       20,100        563,302
 *Genome Therapeutics Corp........       33,000        246,510
 *Genomica Corp...................       16,000         69,200
 *GenStar Therapeutics Corp.......       16,900         43,940
 *Gensym Corp.....................        4,900          2,940
 *#Genta, Inc.....................       50,600        809,853
 Gentek, Inc......................       25,100         38,152
 *Gentiva Health Services, Inc....       13,950        285,138
 *#Gentner Communications Corp....       10,300        188,284
 *Genus, Inc......................       28,300         89,711
 *GenVec, Inc.....................       15,400         61,215
 *Genzyme Corp. - Genzyme
   Biosurgery Division............       29,249        175,348
 *Genzyme Transgenics Corp........       35,600        177,288
 Georgia Gulf Corp................       50,100        894,786
 *Geoworks Corp...................       26,800         26,934
 *Gerber Childrenswear, Inc.......       10,800         68,688
 Gerber Scientific, Inc...........       34,400        340,560
 *#Geron Corp.....................       32,200        322,161
 *Getty Images, Inc...............       56,800      1,126,060
 Getty Realty Corp. (Holding
   Co.)...........................       13,600        252,960
 *Giant Group, Ltd................        2,200          1,177
 *Giant Industries, Inc...........       13,900        122,598
 Gibraltar Steel Corp.............       16,300        305,543
 *#Giga Information Group, Inc....       12,000         24,720
 *Giga-Tronics, Inc...............        6,500         25,317
 *G-III Apparel Group, Ltd........        9,100         54,964
 *#Gilman & Ciocia, Inc...........       13,000         29,575
 *Gish Biomedical, Inc............        3,400          2,873
 Glacier Bancorp, Inc.............        7,527        141,207
 *Glacier Water Services, Inc.....        3,600         29,484
 Glatfelter (P.H.) Co.............       65,700        961,848
 *Glenayre Technologies, Inc......       92,000        117,300
 *Gliatech, Inc...................       10,100          7,322
 *Global e-Point, Inc.............        2,633          4,213
 *Global Imaging Systems, Inc.....       30,800        412,566
 *Global Payment Technologies,
   Inc............................        6,100         23,485
 *Global Power Equipment Group,
   Inc............................       15,000        215,850
 *#Global Sports, Inc.............       35,200        664,048
 *Global Technologies, Ltd........       14,700          1,066

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Globecomm Systems, Inc..........       15,100   $     66,968
 *#GlobeSpan, Inc.................       67,500        879,862
 *GoAmerica, Inc..................       48,300         39,847
 Gold Banc Corp...................       60,665        441,338
 Golden Enterprises, Inc..........       12,200         45,750
 *Golden State Vintners, Inc......        6,100         31,110
 *Good Guys, Inc..................       30,800        111,496
 *Goodrich Petroleum Corp.........        9,000         40,500
 *Goodys Family Clothing, Inc.....       46,200        199,122
 Gorman-Rupp Co...................        7,975        200,172
 *Gottschalks, Inc................       17,400         43,326
 *GP Strategies Corp..............       15,860         42,822
 Graco, Inc.......................       40,400      1,405,920
 *#Gradco Systems, Inc............        6,900          1,552
 *Graham Corp.....................        1,000         12,300
 Granite Construction, Inc........       53,400      1,302,960
 Granite State Bankshares, Inc....        7,400        167,943
 *Graphic Packaging International
   Corp...........................       40,400        233,916
 *GraphOn Corp....................        8,300          5,727
 Gray Communications Systems,
   Inc............................        8,800        110,880
 Great American Financial
   Resources, Inc.................        9,900        182,259
 *Great Atlantic & Pacific Tea
   Co., Inc.......................       46,000      1,101,700
 Great Lakes Chemical Corp........        6,800        166,056
 Great Southern Bancorp, Inc......        8,100        242,878
 Greater Bay Bancorp..............       47,046      1,136,161
 *Green Mountain Coffee, Inc......        7,400        187,331
 Green Mountain Power Corp........        7,300        129,502
 *Greenbriar Corp.................        6,760          1,352
 Greenbrier Companies, Inc........       15,600        115,128
 Grey Global Group, Inc...........          200        120,800
 *Grey Wolf, Inc..................      233,500        642,125
 *Griffin Land & Nurseries, Inc.
   Class A........................        2,200         27,775
 *Griffon Corp....................       45,980        646,019
 *Gristede's Sloans, Inc..........        1,200          1,500
 *Group 1 Automotive, Inc.........       32,000        997,760
 *Group 1 Software, Inc...........        8,025        107,334
 *Grubb & Ellis Co................       24,900         64,740
 *#GSV, Inc.......................        1,900            180
 *Gtech Holdings, Inc.............       34,600      1,553,194
 *GTSI Corp.......................       15,000         93,375
 Guaranty Bancshares, Inc.........        3,900         46,878
 Guaranty Federal Bancshares,
   Inc............................        5,200         72,774
 *Guaranty Financial Corp.........        1,000          8,275
 *Guess, Inc......................       67,100        449,570
 *Guilford Mills, Inc.............       30,750         11,070
 *Guilford Pharmaceuticals,
   Inc............................       37,500        488,437
 *Guitar Center, Inc..............       35,300        460,135
 *Gulf Island Fabrication, Inc....       13,100        154,514
 *Gulfmark Offshore, Inc..........       10,500        278,250
 *#Gumtech International, Inc.....       14,100         96,514
 *Gundle/SLT Environmental,
   Inc............................       15,500         38,440
 *Gymboree Corp...................       44,200        519,571
 *Haemonetics Corp................       38,600      1,563,300
 Haggar Corp......................        8,600        102,727
 *Hain Celestial Group, Inc.......       37,188        980,462
 *Halifax Corp....................        1,000          3,080
 *Hall Kinion Associates, Inc.....       19,000        132,715
 *Ha-Lo Industries, Inc...........      116,700          6,769
 *Hamilton Bancorp, Inc...........       16,100         37,030
 *Hammons (John Q.) Hotels, Inc.
   Class A........................        7,800         37,440
                                       SHARES            VALUE+
                                       ------            ------

 *Hampshire Group, Ltd............        2,000   $     22,760
 *Hampton Industries, Inc.........        4,944          1,730
 Hancock Fabrics, Inc.............       26,900        369,875
 Hancock Holding Co...............       15,500        650,147
 *Handleman Co....................       44,300        609,568
 *Hanger Orthopedic Group, Inc....       33,800        206,180
 Harbor Florida Bancshares,
   Inc............................       38,500        629,860
 Hardinge Brothers, Inc...........       11,700        122,791
 *Harken Energy Corp..............       23,500         28,435
 Harland (John H.) Co.............       44,800        889,280
 Harleysville Group, Inc..........       39,200        945,700
 Harleysville National Corp.......       21,420        519,328
 Harman International Industries,
   Inc............................       14,500        618,715
 *Harmonic Lightwaves, Inc........       64,100        780,738
 *Harolds Stores, Inc.............        2,308          4,212
 *#Harris Interactive, Inc........       33,100         71,330
 Harrodsburg First Financial
   Bancorp, Inc...................        1,100         12,364
 Harsco Corp......................       16,900        564,122
 *Hartmarx Corp...................       44,900         80,820
 *Harvard Industries, Inc.........        4,800            912
 *Hastings Entertainment, Inc.....       12,300         61,807
 *Hastings Manufacturing Co.......          700          3,682
 *Hathaway Corp...................        2,900          7,641
 *Hauppauge Digital, Inc..........       13,500         37,530
 *Hauser, Inc.....................        5,050          2,146
 Haverty Furniture Co., Inc.......       16,200        247,050
 Haverty Furniture Co., Inc. Class
   A..............................          400          6,120
 *Hawaiian Airlines, Inc..........       42,400        106,000
 Hawaiian Electric Industries,
   Inc............................       14,000        523,600
 *Hawk Corp.......................        9,600         28,320
 *Hawker Pacific Aerospace........        9,300         20,971
 Hawkins, Inc.....................       13,800        112,746
 *Hawthorne Financial Corp........        7,200        137,124
 *#Hayes Lemmerz International,
   Inc............................       34,200         27,360
 HCC Insurance Holdings, Inc......       49,900      1,360,274
 *Headwaters, Inc.................       24,900        286,225
 *Headway Corporate Resources,
   Inc............................       15,900          6,837
 *Health Grades, Inc..............        8,700            478
 *Health Management Systems,
   Inc............................       23,725         44,603
 *Health Risk Management, Inc.....        6,500              6
 *HealthAxis, Inc.................       17,800         14,418
 *Healthcare Recoveries, Inc......       14,600         65,043
 *Healthcare Services Group,
   Inc............................       14,000        129,360
 *Healthcor Holdings, Inc.........        3,000             19
 *HearMe..........................        1,200            116
 *Heartland Express, Inc..........       44,945      1,263,404
 *Hearx, Ltd......................       14,100         14,523
 *Hector Communications Corp......        4,600         71,760
 *HEI, Inc........................        6,100         47,946
 Heico Corp.......................       12,900        187,695
 Heico Corp. Class A..............        5,532         66,716
 *Heidrick & Struggles
   International, Inc.............       21,200        356,478
 Helix Technology Corp............       28,100        577,033
 *Hemasure, Inc...................        6,600          2,871
 *#Hemispherx Biopharma, Inc......       40,100        160,400
 Herbalife International, Inc.
   Class A........................       14,000        185,920
 Herbalife International, Inc.
   Class B........................       12,200        153,781
 *Hercules, Inc...................       18,300        184,830
 *Heritage Commerce Corp..........        2,000         14,000
 Heritage Financial Corp..........       12,400        143,840

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Herley Industries, Inc..........       12,600   $    168,777
 *Heska Corp......................       35,300         32,476
 *Hexcel Corp.....................       53,400        137,772
 HF Financial Corp................        6,100         72,742
 *HI/FN, Inc......................       11,400        181,089
 *Hibbett Sporting Goods, Inc.....        9,000        236,475
 Hickory Tech Corp................       14,900        248,681
 *High Plains Corp................       21,300        119,280
 *Highlands Insurance Group,
   Inc............................       19,500          4,875
 Hilb Rogal Hamilton Co...........       20,000      1,188,600
 *Hines Horticulture, Inc.........       30,600        111,078
 *Hirsch International Corp. Class
   A..............................        5,500          2,805
 *Hi-Shear Technology Corp........        8,600         17,630
 *Hi-Tech Pharmacal, Inc..........        4,400         42,218
 *HMI Industries, Inc.............        5,400          5,157
 HMN Financial, Inc...............        6,000         94,800
 *HNC Software, Inc...............       32,100        688,545
 *Hoenig Group, Inc...............       10,600        109,975
 *Holiday RV Superstores, Inc.....        9,400          9,870
 Hollinger International, Inc.
   Class A........................       20,000        217,000
 *#Hollis-Eden Pharmaceuticals,
   Inc............................       17,900        178,105
 Holly Corp.......................       21,400        401,678
 *Hollywood Casino Corp. Class
   A..............................       37,600        341,032
 *Hollywood Entertainment Corp....       64,200        959,148
 *Hollywood Media Corp............       23,500         93,882
 *Hologic, Inc....................       21,500        228,652
 Home Federal Bancorp.............        6,100        110,989
 Home Loan Financial Corp.........        2,400         25,596
 *Home Products International,
   Inc............................        9,400         33,981
 *#Homegold Financial, Inc........        7,700          3,272
 *Homeland Holding Corp...........        3,000             64
 *#HomeStore.com, Inc.............       10,300         37,852
 Hooper Holmes, Inc...............      103,100        788,715
 *Hoover's, Inc...................       10,200         32,181
 HopFed Bancorp, Inc..............        2,100         25,452
 Horace Mann Educators Corp.......       57,300      1,107,036
 Horizon Financial Corp...........       13,860        176,299
 *Horizon Health Corp.............        6,700         86,262
 *Horizon Medical Products,
   Inc............................        7,400          5,180
 *Horizon Offshore, Inc...........       29,200        209,364
 *Horizon Organic Holding Corp....       13,700        181,730
 *Horizon Pharmacies, Inc.........        7,600          1,596
 *Hot Topic, Inc..................       31,600        897,756
 *HotJobs.com, Ltd................       43,900        307,958
 *#House2Home, Inc................       46,050            276
 *Houston Exploration Co..........       33,400      1,017,030
 *Hovnanian Enterprises, Inc.
   Class A........................       30,626        422,945
 *Hovnanian Enterprises, Inc.
   Class B........................        1,150         15,881
 #Howell Corp.....................        2,310         23,123
 *Howtek, Inc.....................        3,600          4,860
 *HPSC, Inc.......................        2,100         16,726
 *HTE, Inc........................       19,100         38,773
 *Hub Group, Inc. Class A.........        9,800         97,363
 *Hudson Hotels Corp..............        1,033            336
 Hudson River Bancorp, Inc........       21,500        476,010
 *Hudson Technologies, Inc........        6,600         19,437
 Hudson United Bancorp............       24,900        659,850
 *Huffy Corp......................       13,000         71,890
 Hughes Supply, Inc...............       35,500        953,175
 *Hunt (J.B.) Transport Services,
   Inc............................       56,200      1,000,641
 Hunt Corp........................       13,600         89,080
 *Huntco, Inc. Class A............        4,900            955
                                       SHARES            VALUE+
                                       ------            ------

 *Hurco Companies, Inc............        6,200   $     15,252
 *Hurry, Inc......................        2,100          2,488
 *Hutchinson Technology, Inc......       39,700        835,089
 *Hycor Biomedical, Inc...........       11,900         71,221
 *Hypercom Corp...................       54,600        346,164
 *HyperFeed Technologies, Inc.....       21,600         15,768
 *Hyperion Solutions Corp.........       35,635        682,232
 *Hyseq, Inc......................       21,200        174,582
 *#I.C. Isaacs & Co., Inc.........        7,200          2,232
 *#i3 Mobile, Inc.................        6,700         13,936
 *#iBasis, Inc....................       11,300         14,068
 Iberiabank Corp..................        8,500        231,327
 *#Ibis Technology Corp...........       13,300        130,340
 *Ico, Inc........................       14,320         16,826
 *ICT Group, Inc..................       15,700        250,179
 *ICU Medical, Inc................       10,700        459,672
 *#Identix, Inc...................       53,300        446,920
 Idex Corp........................       31,600        960,640
 *IDEXX Laboratories, Inc.........       36,700      1,064,850
 *IDT Corp........................       29,500        398,250
 *IDT Corp. Class B...............       29,500        351,050
 *IDX Systems Corp................       41,500        534,727
 *IEC Electronics Corp............        8,100          4,090
 *IFR Systems, Inc................       10,700          8,506
 *iGate Capital Corp..............       50,400        209,412
 *#IGEN, Inc......................       24,900        894,781
 *IGI, Inc........................        9,600          7,488
 *Igo Corp........................        4,900          1,372
 *IHOP Corp.......................       27,900        789,570
 *II-VI, Inc......................       14,370        233,584
 Ikon Office Solutions, Inc.......       84,700        907,984
 *Ikos Systems, Inc...............       13,700        103,092
 *Illuminet Holdings, Inc.........       16,200        561,492
 *Image Entertainment, Inc........       24,600         47,601
 *ImageX.com, Inc.................        5,000          3,500
 *iManage, Inc....................       16,000        102,640
 *Imation Corp....................       26,200        568,016
 *Imatron, Inc....................      144,600        266,787
 IMC Global, Inc..................       37,600        441,800
 IMCO Recycling, Inc..............       20,600        136,166
 *Immersion Corp..................       17,800         80,901
 *Immucor, Inc....................        3,200         21,408
 *Immune Response Corp............       42,500         61,412
 *Immunogen, Inc..................       48,200        791,685
 *Immunomedics, Inc...............       48,700      1,164,660
 *Impath, Inc.....................       22,600        842,641
 *Impax Laboratoroes, Inc.........       43,400        455,917
 *#Impco Technologies, Inc........       17,000        237,405
 *Imperial Credit Industries,
   Inc............................       43,990         18,256
 *Imperial Sugar Co...............           89            639
 *Implant Sciences Corp...........        8,700         89,175
 *Impreso.com, Inc................        5,300         12,587
 *Incara Pharmaceuticals Corp.....        8,600         12,943
 *Incyte Pharmaceuticals, Inc.....       38,900        739,683
 Independence Community Bank
   Corp...........................       26,440        625,438
 Independence Holding Co..........        2,750         44,550
 Independent Bank Corp............       21,600        449,496
 Independent Bank East............       17,981        494,477
 *Individual Investor Group,
   Inc............................       12,700          1,175
 *Indus International, Inc........       51,200        367,104
 *Industrial Data Systems Corp....        4,800          3,888

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Industrial Distribution Group,
   Inc............................        9,700   $     14,938
 *Industrial Holdings, Inc........       12,500         11,250
 *Industri-Matematik International
   Corp...........................       38,000         38,380
 *Inet Technologies, Inc..........       30,200        244,922
 *Infinium Software, Inc..........       18,800         25,098
 *Infocrossing, Inc...............        8,000         36,720
 *InFocus Corp....................       42,800        965,996
 *Infogrames, Inc.................       30,400        232,560
 *Infonet Services Corp...........       94,600        168,388
 *Informatica Corp................       50,700        675,831
 *#Information Architects Corp....       42,800         10,914
 *Information Holdings, Inc.......       26,600        625,100
 *Information Resources, Inc......       36,800        300,104
 *#InforMax, Inc..................       17,100         53,352
 *Inforte Corp....................       11,900        141,074
 *InfoSpace, Inc..................       15,300         31,135
 *infoUSA, Inc....................       78,700        447,803
 *Infu-tech, Inc..................        2,000            220
 *Ingenuus Corp...................       29,700          2,524
 Ingles Market, Inc. Class A......       14,800        179,450
 *Inhale Therapeutic Systems,
   Inc............................       34,800        566,718
 *Inkine Pharmaceutical Co.,
   Inc............................       21,400         31,244
 *Inktomi Corp....................       93,600        466,596
 *Innodata Corp...................       13,500         41,377
 *Innotrac Corp...................       17,500        132,125
 *Innovative Clinical Solutions,
   Ltd............................          968            165
 *Innovative Gaming Corp. of
   America........................        8,300          2,365
 *Innoveda, Inc...................       19,700         19,897
 *Innovex, Inc....................       23,700         80,461
 *Inprimis, Inc...................       17,200            989
 *Input/Output, Inc...............       81,600        636,480
 *Insight Enterprises, Inc........       38,243        757,403
 *Insightful Corp.................        6,300         14,616
 *Insignia Financial Group,
   Inc............................       28,733        292,502
 *Insilco Holding Co..............          192            230
 *inSilicon Corp..................        5,900         12,921
 *Insite Vision, Inc..............       34,100         39,897
 *Insituform East, Inc............        1,700          2,074
 *Insituform Technologies, Inc.
   Class A........................       29,610        652,900
 *Insmed, Inc.....................       34,500        116,092
 *Inspire Insurance Solutions,
   Inc............................       24,550          9,329
 *Inspire Pharmaceuticals, Inc....       28,100        318,232
 *Insteel Industries, Inc.........        7,900          4,740
 *Insurance Auto Auctions, Inc....       15,000        218,625
 *Insurance Management Solutions,
   Inc............................       16,600         43,160
 *InsWeb Corp.....................        9,800          7,105
 *INT Media Group, Inc............        6,000         12,960
 Integra Bank Corp................       22,294        454,240
 *Integra Lifesciences Corp.......       28,200        763,515
 *#Integra, Inc...................        5,900         10,620
 *Integral Systems, Inc...........       15,000        322,275
 *Integral Vision, Inc............       11,700          1,872
 *IntegraMed America, Inc.........        4,800         32,280
 *Integrated Circuit Systems,
   Inc............................       83,700      1,563,097
 *Integrated Electrical Services,
   Inc............................       52,100        212,568
 *Integrated Information Systems,
   Inc............................        5,000          2,375
 *Integrated Silicon Solution,
   Inc............................       38,400        444,864
 *Integrated Telecom Express,
   Inc............................          700          1,050
 *INTELFILM Corp..................        8,300          5,063
 *#Intelli-Check, Inc.............        6,700        106,530
 *Intellidata Technologies
   Corp...........................       60,000        182,100
                                       SHARES            VALUE+
                                       ------            ------

 *Intelligent Systems Corp........        5,800   $     17,806
 *Intelligroup, Inc...............       23,100         21,021
 *Inter Parfums, Inc..............       22,950        176,141
 Interactive Data Corp............       97,013      1,302,400
 *Interactive Intelligence,
   Inc............................       16,600         79,265
 *InterCept Group, Inc............       20,500        669,837
 Interchange Financial Services
   Corp...........................        8,400        157,710
 *InterDent, Inc..................        3,766          6,987
 *Interdigital Communications
   Corp...........................       61,100        567,924
 *Interep National Radio Sales,
   Inc............................        5,200         15,054
 Interface, Inc. Class A..........       58,800        289,002
 *Interferon Scientific, Inc......        2,435            986
 *Intergraph Corp.................       61,800        749,634
 *Interland, Inc..................       59,100        137,703
 *#Interliant, Inc................        3,600          1,530
 *Interlink Electronics, Inc......       16,900         69,374
 *Interlinq Software Corp.........        6,200         11,811
 *Interlogix, Inc.................       23,000        607,430
 *Interlott Technologies, Inc.....        8,200         35,260
 *Intermagnetics General Corp.....       22,295        519,808
 Intermet Corp....................       31,300        100,003
 *InterMune, Inc..................       11,800        552,122
 *Internap Network Services
   Corp...........................       99,100        111,487
 *International Aircraft
   Investors......................        4,200          8,064
 International Aluminum Corp......        2,100         45,570
 *International FiberCom, Inc.....       21,700          6,618
 *#International Microcomputer
   Software, Inc..................        5,100          2,040
 International Multifoods Corp....       30,000        684,600
 *International Remote Imaging
   Systems, Inc...................       10,100         27,169
 International Shipholding
   Corp...........................        7,900         49,770
 *International Speciality
   Products, Inc..................       89,000        738,700
 *International Total Services,
   Inc............................        5,600            476
 *Internet Commerce and
   Communications, Inc............       23,300            175
 *Internet Commerce Corp..........        4,000         15,380
 *Internet Pictures Corp..........          250            534
 *Internet Security Systems,
   Inc............................        6,600        214,104
 *Interneuron Pharmaceuticals,
   Inc............................       56,900        487,633
 *Interphase Corp.................        9,300         38,223
 *Interplay Entertainment Corp....       23,700         20,145
 Interpool, Inc...................       38,000        608,000
 *Interpore International, Inc....       30,100        240,649
 Interstate Bakeries Corp.........       29,300        721,952
 *Interstate National Dealers
   Services, Inc..................        6,000         29,940
 Inter-Tel, Inc...................       42,700        779,702
 *Intervisual Books, Inc. Class
   A..............................        1,000            730
 *Intervoice, Inc.................       55,117        779,079
 *Interwoven, Inc.................       37,600        336,144
 *Intest Corp.....................       10,100         32,522
 *Intevac, Inc....................       15,300         42,840
 #Intimate Brands, Inc............       59,500        853,825
 *IntraBiotics Pharmaceuticals,
   Inc............................        5,400         11,367
 *Intrado, Inc....................       17,700        488,431
 *Intraware, Inc..................       17,100         12,910
 *Intrusion.com, Inc..............       30,100         57,942
 Invacare Corp....................       32,200      1,139,880
 *#Inverness Medical Innovations,
   inc............................        5,883         91,013
 Investors Title Co...............        1,400         20,377
 *#Invision Technologies, Inc.....       17,100        430,321

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Invivo Corp.....................        6,800   $     84,286
 *Iomed, Inc......................        9,700         20,273
 *Iomega Corp.....................       32,580        221,544
 *Ion Networks, Inc...............       17,400          8,091
 *Ionics, Inc.....................       23,800        646,170
 *Iridex Corp.....................        8,600         39,560
 #Irwin Financial Corp............       29,500        488,225
 *Isco, Inc.......................       14,735        121,932
 *Isis Pharmaceuticals, Inc.......       59,400      1,352,241
 *Isle of Capri Casinos, Inc......       46,300        600,742
 *Isolyser Co., Inc...............       61,910        122,272
 *I-Stat Corp.....................       29,200        184,836
 *IT Group, Inc ..................       36,080         39,688
 *ITC Learning Corp...............        3,800            342
 *ITLA Capital Corp...............        9,200        173,466
 *Itron, Inc......................       24,200        683,529
 *ITT Educational Services,
   Inc............................       34,300      1,281,105
 *ITXC Corp.......................       37,600        284,444
 *Ivex Packaging Corp.............       27,500        490,875
 *#iVillage, Inc..................        4,100          4,940
 *IXYS Corp.......................       34,200        208,620
 *J & J Snack Foods Corp..........       12,700        303,530
 *J Net Enterprises, Inc..........        8,600         18,232
 *J. Alexander's Corp.............        9,600         21,360
 *J. D. Edwards & Co..............       42,200        557,462
 *J. Jill Group, Inc..............       16,000        315,760
 J. M. Smucker Co.................       22,500        792,225
 *j2 Global Communication, Inc....        9,866         38,725
 *Jack in the Box, Inc............       43,000      1,112,840
 Jacksonville Bancorp, Inc........        1,600         32,624
 *Jaclyn, Inc.....................        1,300          2,860
 *Jaco Electronics, Inc...........        8,859         37,919
 *Jacobson Stores, Inc............        7,400         15,910
 *Jakks Pacific, Inc..............       31,600        789,526
 *JDA Software Group, Inc.........       38,700        650,353
 Jefferies Group, Inc.............       36,100      1,276,135
 *Jennifer Convertibles, Inc......        1,300          2,847
 JLG Industries, Inc..............       65,700        627,435
 *JLM Industries, Inc.............        6,500         11,895
 *JMAR Industries, Inc............       30,400        103,816
 *JNI Corp........................       30,000        279,600
 *Jo-Ann Stores, Inc. Class A.....        4,500         30,600
 *Jo-Ann Stores, Inc. Class B.....        3,400         21,250
 Johnson & Johnson................       14,258        830,528
 *Johnson Outdoors, Inc...........        6,700         47,737
 *Jones Lang LaSalle, Inc.........       41,200        657,140
 *Jore Corp.......................       10,000             50
 *Jos. A. Bank Clothiers, Inc.....        7,600         61,294
 *Joule, Inc......................        1,500          2,100
 *Journal Register Co.............       56,400      1,071,600
 *JPM Co..........................       10,200            994
 *JPS Industries, Inc.............       10,700         53,018
 *Judge.com, Inc..................       16,700          9,936
 *Juno Lighting, Inc..............          980          8,840
 *Jupiter Media Metrix, Inc.......        7,800         12,363
 K Swiss, Inc. Class A............       12,100        386,897
 *K2, Inc.........................       28,675        239,436
 *Kadant, Inc.....................       18,820        259,151
 *Kaiser Aluminum Corp............      114,400        212,784
 Kaman Corp. Class A..............       34,900        510,412
 *Kana Software, Inc..............        1,785          3,222
 Kaneb Services LLC...............       15,800        290,246
                                       SHARES            VALUE+
                                       ------            ------

 *Kansas City Southern Industries,
   Inc............................       69,800   $    968,824
 *Kasper A.S.L., Ltd..............        5,500          1,155
 Katy Industries, Inc.............       10,100         32,320
 Kaydon Corp......................       30,700        626,280
 KB Home Corp.....................       25,000        840,500
 *KBK Capital Corp................        4,700         10,340
 *#KCS Energy, Inc................       28,700         83,230
 *Keane, Inc......................       15,300        256,275
 *Keith Companies, Inc............        8,100         69,052
 Keithley Instruments, Inc........        2,000         34,840
 *#Kellstrom Industries, Inc......       18,400          2,852
 Kellwood Co......................       38,200        845,366
 Kelly Services, Inc..............       11,600        245,978
 *Kendle International, Inc.......       14,600        239,440
 Kennametal, Inc..................       17,500        698,425
 *Kennedy-Wilson, Inc.............       11,800         41,831
 *Kensey Nash Corp................       19,300        393,527
 *Kentucky Electric Steel, Inc....        2,800          1,190
 Kentucky First Bancorp, Inc......          900         11,520
 *#Keravision, Inc................       26,400            455
 *Kevco, Inc......................        8,300            104
 Kewaunee Scientific Corp.........        2,000         17,700
 *Key Energy Group, Inc...........       97,000        800,250
 *Key Production Co., Inc.........       21,304        334,473
 *Key Technology, Inc.............        6,100         18,788
 *Key Tronic Corp.................       15,400         40,194
 *Key3Media Group, Inc............       13,000         59,670
 *Keynote Systems, Inc............        6,600         51,645
 *Keystone Automotive Industries,
   Inc............................       23,040        362,074
 *Keystone Consolidated
   Industries, Inc................       13,000         13,520
 *kforce.com, Inc.................       48,427        234,871
 *#KFX, Inc.......................       34,900        101,210
 Kimball International, Inc. Class
   B..............................       41,400        593,055
 *Kimmins Corp....................        3,400            867
 *Kinark Corp.....................        6,800          5,780
 *Kirby Corp......................       39,600      1,041,480
 *Kit Manufacturing Co............          300            690
 Klamath First Bancorp, Inc.......        9,900        130,779
 Knape & Vogt Manufacturing Co....        3,190         32,522
 *Knight Transportation, Inc......       28,950        803,507
 *Koala Corp......................       11,800         10,030
 *#Komag, Inc.....................      120,334          5,957
 *Kontron Mobile Computing,
   Inc............................        8,900          8,144
 *Kopin Corp......................       68,700      1,109,162
 *Korn/Ferry International........       49,500        425,700
 *Kos Pharmaceuticals, Inc........       27,100        853,786
 Koss Corp........................        6,600        119,823
 *#Krauses Furniture, Inc.........       23,100             69
 *Kroll, Inc......................       34,800        497,988
 *Kronos, Inc.....................       29,400      1,265,964
 *#K-Tel International, Inc.......       12,700          2,921
 *K-Tron International, Inc.......        6,200         66,030
 *Kulicke & Soffa Industries,
   Inc............................       55,400        872,827
 *Kushner-Locke Co................       16,600            581
 *K-V Pharmaceutical Co. Class
   A..............................       26,400        675,840
 *K-V Pharmaceutical Co. Class
   B..............................       12,450        351,090
 *KVH Industries, Inc.............       10,600         63,335
 *L90, Inc........................        6,000          7,380
 *La Jolla Pharmceutical Co.......       50,600        429,341
 *LaBarge, Inc....................       18,600         61,194
 *LabOne, Inc.....................       19,050        279,083

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Labor Ready, Inc................       70,600   $    322,642
 Laclede Group, Inc...............       30,200        715,740
 *LaCrosse Footwear, Inc..........        9,000         36,990
 *Ladish Co., Inc.................       17,400        155,382
 *Lakeland Industries, Inc........        2,000         18,400
 *Lakes Gaming, Inc...............       11,475         76,309
 *Lamson & Sessions Co............       21,600         73,872
 Lancaster Colony Corp............       20,900        699,210
 Lance, Inc.......................       40,500        590,895
 *Lancer Corp.....................       10,925         49,381
 *Landair Corp....................        4,100         35,117
 Landamerica Financial Group,
   Inc............................       19,400        475,300
 Landauer, Inc....................       12,200        418,460
 *Landec Corp.....................       17,500         57,663
 *Landmark Systems, Inc...........       21,400         48,578
 Landrys Seafood Restaurants,
   Inc............................       31,700        622,905
 *Lands End, Inc..................       32,200      1,479,590
 *Landstar Systems, Inc...........       11,400        791,160
 *Larscom, Inc....................       11,500         13,800
 *Laser Pacific Media Corp........       12,200         31,232
 *#Laser Technology, Inc..........        5,000          4,750
 *Laser Vision Centers, Inc.......       34,800         82,650
 *#Laserscope.....................       15,100         27,029
 *#LaserSight Corp................       27,800         24,742
 *Lason, Inc......................       27,300          3,413
 *Latitude Communications, Inc....       23,100         30,839
 Lawson Products, Inc.............       12,800        341,568
 *Layne Christensen Co............       20,200        158,469
 *Lazare Kaplan International,
   Inc............................       12,000         67,800
 La-Z-Boy, Inc....................       24,100        506,100
 *LBP, Inc........................        3,200          2,240
 *LCA-Vision, Inc.................       64,300         54,334
 *LCC International, Inc. Class
   A..............................       18,200        122,031
 *LeadingSide, Inc................       15,100             76
 *Leapnet, Inc....................        7,324         13,476
 *#Learn2 Corp....................       36,274          5,078
 *Learning Tree International,
   Inc............................       21,200        508,906
 *Lechters, Inc...................       17,000             94
 *Lecroy Corp.....................       12,500        205,625
 *Lectec Corp.....................        5,000          5,500
 Ledger Capital Corp..............        3,400         57,800
 *#LendingTree, Inc...............       15,800         91,956
 Lennox International, Inc........       41,305        384,137
 Lesco, Inc.......................       13,600         96,560
 *#Level 3 Communications, Inc....        6,500         36,238
 *#Level 8 Systems, Inc...........       20,129         34,924
 *Lexicon Genetics, Inc...........       53,900        540,348
 Libbey, Inc......................       18,900        623,700
 *Liberate Technologies, Inc......       58,800        540,372
 Liberty Bancorp, Inc.............        2,700         32,265
 Liberty Corp.....................       21,800        909,060
 *Liberty Digital, Inc............       22,000         71,720
 Liberty Homes, Inc. Class A......          200          1,100
 *Liberty Livewire Corp. Class
   A..............................        4,280         27,884
 *LIFE Financial Corp.............        2,400          4,044
 *Lifecell Corp...................       17,500         42,613
 *Lifecore Biomedical, Inc........       20,200        211,595
 *Lifeline Systems, Inc...........        4,100         78,720
 *#LifePoint, Inc.................       12,700         27,305
 Lifetime Hoan Corp...............       15,062         82,540
 *Ligand Pharmaceuticals, Inc.
   Class B........................       60,577      1,001,338
 *Lightbridge, Inc................       42,421        538,110
                                       SHARES            VALUE+
                                       ------            ------

 *Lightning Rod Software, Inc.....          580   $        104
 *LightPath Technologies, Inc.....       22,700         80,926
 Lillian Vernon Corp..............       11,600         87,580
 Lincoln Electric Holdings........       29,100        649,949
 Lindsay Manufacturer Co..........       15,700        294,375
 *Linens 'n Things, Inc...........       44,600      1,070,400
 *Lionbridge Technologies, Inc....       26,297         48,781
 *Lipid Sciences, Inc.............        6,258         53,506
 Liqui Box Corp...................        4,400        197,890
 *Liquid Audio, Inc...............       26,000         61,230
 *Lithia Motors, Inc. Class A.....       12,100        235,950
 *Littlefield, Adams & Co.........          900              6
 *Littlefuse, Inc.................       29,800        743,361
 *LLEX Oncology, Inc..............       29,900        782,483
 *LLX Resorts, Inc................        2,900         19,140
 *LMI Aerospace, Inc..............        7,900         31,877
 LNR Property Corp................       32,600        932,360
 *Lodgenet Entertainment Corp.....       19,500        313,755
 *#Lodgian, Inc...................       21,300          2,556
 *Loews Cineplex Entertainment
   Corp...........................       68,100          7,832
 *#Log On America, Inc............          600             99
 *Logic Devices, Inc..............       10,000         30,500
 *Logility, Inc...................       20,900         49,115
 *Lojack Corp.....................       25,700        136,853
 Lone Star Steakhouse & Saloon,
   Inc............................       41,500        581,000
 *Lone Star Technologies, Inc.....       18,900        285,579
 Longs Drug Stores Corp...........       32,800        751,448
 Longview Fibre Co................       72,300        860,370
 *#LookSmart, Ltd.................       18,100         18,462
 Louisiana-Pacific Corp...........       30,100        231,168
 *Lowrance Electronics, Inc.......        2,200          5,830
 LSB Bancshares, Inc. NC..........        5,156         72,571
 LSB Corp.........................        4,300         54,288
 LSI Industries, Inc..............       14,700        369,264
 *LTX Corp........................       47,900      1,021,228
 *Luby's Cafeterias, Inc..........       32,900        233,590
 Lufkin Industries, Inc...........        8,200        213,200
 *#Luminex Corp...................       31,200        478,764
 *Lund International Holdings,
   Inc............................        2,200            385
 *Lydall, Inc.....................       23,700        229,416
 *Lynch Corp......................        2,200         39,600
 *Lynch Interactive Corp..........        4,400        268,400
 *#Lynx Therapeutics, Inc.........       18,200         58,058
 *M & F Worldwide Corp............       20,700         93,564
 *M.H. Meyerson & Co., Inc........        8,300          7,512
 MacDermid, Inc...................       35,400        489,582
 *Mace Security International,
   Inc............................       25,100         23,845
 *Mac-Gray Corp...................       23,100         71,264
 *Mackie Designs, Inc.............       16,100         67,620
 *Macromedia, Inc.................       35,240        786,204
 *Madden (Steven), Ltd............       19,700        236,499
 *Made2Manage Systems, Inc........        7,000         28,875
 Madison Gas & Electric Co........       25,000        665,000
 MAF Bancorp, Inc.................       35,200      1,019,744
 *Magellan Health Services,
   Inc............................       39,600        417,780
 *Magna Entertainment Corp........       10,700         62,863
 *Magnetek, Inc...................       37,200        338,148
 *Magnum Hunter Resources, Inc....       32,900        279,650
 *MAI Systems Corp................        7,600          2,736
 *MAII Holdings, Inc..............        7,900         13,983
 *Mail-Well, Inc..................       80,600        318,370
 *Main Street & Main, Inc.........       16,000         84,560

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Main Street Bancorp, Inc.........       13,700   $    206,733
 Maine Public Service Co..........        1,700         48,365
 *#Major Automotive Companies,
   Inc............................        4,180          2,884
 *Mallon Resources Corp...........       12,700         40,259
 *Management Network Group,
   Inc............................       21,100        130,398
 *Manatron, Inc...................        1,102          4,601
 *Manchester Technologies, Inc....       12,600         29,673
 *Manhattan Associates, Inc.......       32,000        968,480
 Manitowoc Co., Inc...............       36,050      1,025,623
 *Mannatech, Inc..................        2,600          9,633
 *Manning (Greg) Auctions, Inc....        9,200         15,042
 *Manugistic Group, Inc...........       41,600        489,216
 *Mapics, Inc.....................       28,900        160,540
 *Mapinfo Corp....................       19,200        266,400
 Marcus Corp......................       21,700        300,328
 *Marimba, Inc....................       23,600         64,428
 Marine Products Corp.............       22,620         92,742
 *MarineMax, Inc..................       17,500        137,375
 *Marisa Christina, Inc...........        6,700          5,595
 Maritrans, Inc...................       14,900        147,510
 *Markel Corp.....................          600        109,962
 *#Marketing Services Group,
   Inc............................        6,466         21,370
 *MarketWatch.com, Inc............       19,800         75,537
 *MarkWest Hydrocarbon, Inc.......        8,500         49,300
 *Marlton Technologies, Inc.......        7,800          3,276
 Marsh Supermarkets, Inc. Class
   A..............................        1,600         22,120
 Marsh Supermarkets, Inc. Class
   B..............................        5,800         75,690
 *Martek Biosciences Corp.........       26,700        582,995
 *Marten Transport, Ltd...........        4,200         73,290
 *#Marvel Enterprises, Inc........       43,800        158,118
 *Mascotech, Inc..................       60,200              0
 Massbank Corp....................        4,200        151,830
 Massey Energy Co.................       15,000        266,550
 *Mastec, Inc.....................       39,350        214,458
 *Matec Corp......................        1,650          8,036
 *Material Sciences Corp..........       20,500        200,490
 *Matlack Systems, Inc............       11,800             53
 *Matria Healthcare, Inc..........       12,900        330,434
 *Matritech, Inc..................       40,100         89,824
 *Matrix Bancorp, Inc.............        9,500        100,653
 *Matrix Pharmaceutical, Inc......       30,000         34,050
 *Matrix Service Co...............       10,800         74,574
 *MatrixOne, Inc..................       50,100        412,824
 Matthews International Corp.
   Class A........................       44,600      1,078,205
 *Mattson Technology, Inc.........       47,445        348,484
 *Maui Land & Pineapple Company,
   Inc............................        4,300        100,792
 *Maverick Tube Corp..............       34,500        361,905
 *Max & Ermas Restaurants, Inc....        3,300         39,600
 *Maxco, Inc......................        4,000         23,000
 *Maxicare Health Plans, Inc......        3,580             45
 *Maxim Pharmaceuticals, Inc......       18,000        122,760
 *Maximus, Inc....................       28,500      1,114,350
 *Maxtor Corp.....................       47,100        277,890
 *Maxwell Shoe Company, Inc.......       11,400        162,906
 *Maxwell Technologies, Inc.......       15,800        165,189
 *Maxxam, Inc.....................        8,700        165,300
 *Maxygen, Inc....................       31,700        568,064
 *Maynard Oil Co..................        6,200        117,490
 *Mayor's Jewelers, Inc...........       25,800         36,120
 *Mays (J.W.), Inc................          200          2,251
 *Mazel Stores, Inc...............       12,700         28,512
                                       SHARES            VALUE+
                                       ------            ------

 *MB Financial, Inc...............        7,100   $    183,145
 *McAfee.com Corp.................        5,200        123,812
 *McClain Industries, Inc.........        1,166          1,778
 McGrath Rent Corp................       12,600        317,331
 *MCK Communications, Inc.........       16,700         23,380
 *McMoran Exploration Co..........       22,164        150,715
 *#MCSI, Inc......................       19,900        412,428
 MDC Holdings, Inc................       33,790      1,209,344
 *Meade Instruments Corp..........       26,200        102,835
 *Meadow Valley Corp..............        2,400          4,824
 Meadowbrook Insurance Group,
   Inc............................       11,000         20,900
 *#Measurement Specialties,
   Inc............................       12,900         83,850
 *Mechanical Dynamics, Inc........        8,100         78,894
 *Mechanical Technology, Inc......        4,700         12,573
 *#Med-Design Corp................       11,600        196,446
 Medford Bancorp, Inc.............       10,600        215,975
 *Media 100, Inc..................       17,000         24,395
 *#Media Arts Group, Inc..........       20,600         59,740
 Media General, Inc. Class A......        2,400        110,472
 *MediaBay, Inc...................       18,400          8,372
 *Medialink Worldwide, Inc........        7,300         23,835
 *Medical Action Industries,
   Inc............................       14,200        249,920
 *Medical Advisory Systems,
   Inc............................        3,800         22,952
 *#Medical Resources, Inc.........        5,235             37
 *Medicis Pharmaceutical Corp.
   Class A........................       15,000        886,500
 *Medicore, Inc...................        3,800          6,631
 *Medquist, Inc...................       40,600        977,039
 *Medstone International, Inc.....        6,000         27,060
 *MEDTOX Scientific, Inc..........        3,300         36,135
 *Memberworks, Inc................       23,700        244,703
 *MEMC Electronic Materials,
   Inc............................       63,000        236,250
 *Mens Warehouse, Inc.............       43,600        835,812
 Mentor Corp......................       36,300      1,021,301
 *Mentor Graphics Corp............       44,900      1,018,108
 *Mercator Software, Inc..........       33,400        247,327
 Merchants Bancshares, Inc........        5,500        181,775
 Merchants Group, Inc.............        1,300         29,575
 *Mercury Air Group, Inc..........        8,400         39,480
 *Mercury Computer Systems,
   Inc............................       24,100      1,112,456
 Meridian Bioscience, Inc.........       18,900        111,983
 *Meridian Medical Technology,
   Inc............................        4,600         85,330
 *Meridian Resource Corp..........       69,000        231,150
 *MeriStar Hotels & Resorts,
   Inc............................       38,200         27,886
 *Merit Medical Systems, Inc......       15,500        226,920
 *Merix Corp......................       16,200        303,264
 *Merrimac Industries, Inc........        2,160         19,526
 *Mesa Air Group, Inc.............       53,700        369,188
 *Mesa Labs, Inc..................        4,900         29,302
 *Mesaba Holdings, Inc............       32,450        226,177
 *Messagemedia, Inc...............       88,100         11,013
 *Mestek, Inc.....................        5,400        129,600
 *Meta Group, Inc.................       16,500         30,855
 Metals USA, Inc..................       54,800          8,768
 *MetaSolv Software, Inc..........       40,100        319,597
 *Metatec Corp. Class A...........        7,800          2,964
 *Metawave Communications Corp....       25,500         55,973
 Methode Electronics, Inc. Class
   A..............................       30,500        246,593
 Met-Pro Corp.....................       11,175        132,200
 *Metro Information Services,
   Inc............................       19,300        151,988
 *Metro One Telecommunications,
   Inc............................       27,750        955,155
 *Metrocall, Inc..................       33,985          1,325

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 MetroCorp. Bancshares, Inc.......        7,100   $     81,650
 *Metrologic Instruments, Inc.....        4,900         35,599
 *Metromedia International Group,
   Inc............................      151,100        154,122
 *Metropolitan Financial Corp.....        4,100         13,735
 MFB Corp.........................        1,800         36,909
 *MFRI, Inc.......................        4,900         14,945
 *MGI Pharma, Inc.................       26,300        364,387
 MI Schottenstein Homes, Inc......       10,500        430,395
 *Michael Anthony Jewelers,
   Inc............................        7,400         21,312
 *Michaels Stores, Inc............        9,400        282,423
 *Micro Component Technology,
   Inc............................       16,252         32,748
 *Micro General Corp..............       10,600        128,525
 *Micro Linear Corp...............       18,700         56,848
 MicroFinancial, Inc..............        4,000         39,560
 *Micromuse, Inc..................       32,300        511,309
 *Micros Systems, Inc.............       26,700        664,296
 *Micros to Mainframes, Inc.......        7,100          9,940
 *Microsemi Corp..................       40,500      1,259,955
 *Micro-Therapeutics, Inc.........       13,800         79,212
 *Microvision, Inc................       13,800        193,407
 Mid America Banccorp.............       14,214        459,112
 *Mid Atlantic Medical Services,
   Inc............................       67,700      1,373,633
 Midas, Inc.......................       26,000        323,700
 Middleby Corp....................       14,300         76,791
 Middlesex Water Co...............        4,200        141,309
 Midland Co.......................        3,300        133,502
 Mid-State Bancshares.............       21,300        334,836
 *Midway Airlines Corp............       11,800          2,065
 *Midway Games, Inc...............       61,700        921,798
 Midwest Banc Holdings, Inc.......       12,000        235,020
 *Midwest Express Holdings,
   Inc............................       23,100        281,820
 Midwest Grain Products, Inc......       10,400        125,268
 *Mikohn Gaming Corp..............       14,000        103,670
 Milacron, Inc....................       53,000        740,410
 *#Milestone Scientific, Inc......        8,400          5,292
 Millennium Chemicals, Inc........       54,000        633,960
 *Miller Industries, Inc..........       10,480         32,488
 *Millerbuilding Systems Escrow
   Shares.........................        3,200            960
 *Miltope Group, Inc..............       11,000         19,085
 *MIM Corp........................       24,600        299,505
 Mine Safety Appliances Co........       17,000        623,900
 Minerals Technologies, Inc.......       25,300      1,130,910
 Minuteman International, Inc.....        1,000          8,665
 *MIPS Technologies, Inc..........       21,700        203,655
 *Miravant Medical Technologies...       30,200        256,247
 *Misonix, Inc....................        7,100         61,664
 *Mission Resources Corp..........       22,200         75,813
 *Mississippi Chemical Corp.......       39,142        126,429
 Mississippi Valley Bancshares,
   Inc............................       12,100        444,796
 *Mitcham Industries, Inc.........       14,900         72,638
 *Mitek Systems, Inc..............       11,400         17,727
 *Mity-Lite, Inc..................        7,200         59,256
 *MKS Instruments, Inc............       41,588        934,898
 *Mobile Mini, Inc................       16,300        524,290
 *Mobius Management Systems,
   Inc............................       26,000         74,490
 Mocon, Inc.......................        7,800         71,175
 *Modem Media, Inc................        1,800          7,029
 Modine Manufacturing Co..........       31,200        668,616
 *Modis Professional Services,
   Inc............................       81,100        466,325
 *Modtech Holdings, Inc...........       18,857        166,602
 *Moldflow Corp...................        7,200         92,376
 *Molecular Devices Corp..........       18,640        371,961
                                       SHARES            VALUE+
                                       ------            ------

 *Monaco Coach Corp...............       42,450   $    827,775
 *Monarch Casino and Resort,
   Inc............................       10,400         80,964
 *Monarch Dental Corp.............        1,833          4,133
 *Mondavi (Robert) Corp. Class
   A..............................       11,200        391,888
 *Monro Muffler Brake, Inc........       10,700        137,763
 *Montana Power Co................       54,200        258,534
 *Monterey Bay Bancorp, Inc.......        4,300         61,598
 *Monterey Pasta Co...............       16,400        112,012
 *Moog, Inc. Class A..............       14,100        291,588
 *Moog, Inc. Class B..............        3,000         82,500
 *Moore Medical Corp..............        3,900         28,860
 *Morgan's Foods, Inc.............          900            810
 *Morton Industrial Group, Inc.
   Class A........................        1,000          1,240
 *Morton's Restaurant Group,
   Inc............................        6,200         82,770
 *Mossimo, Inc....................       16,600         59,013
 *Mother's Work, Inc..............        3,300         26,285
 *Motient Corp....................        9,400          4,747
 *Motor Car Parts & Accessories,
   Inc............................        2,500          8,063
 *Motor Cargo Industries, Inc.....        5,700         69,170
 Movado Group, Inc................       15,200        281,200
 *Movie Gallery, Inc..............       21,600        539,244
 *#Mpower Holding Corp............        4,700          2,374
 *MPW Industrial Services Group...        5,000          6,825
 *MRO Software, Inc...............       29,300        497,661
 *MRV Communications, Inc.........       52,400        250,472
 *MSC Industrial Direct Co., Inc.
   Class A........................       27,800        510,130
 *MSC Software Corp...............       22,500        315,000
 *#MTI Technology Corp............       38,300         71,047
 *MTR Gaming Group, Inc...........       25,200        341,838
 MTS Systems Corp.................       33,040        351,380
 *Mueller Industries, Inc.........       24,500        785,225
 *Multex.com, Inc.................       44,800        253,792
 *Multi Color Corp................        1,000         22,635
 Myers Industries, Inc............       35,101        435,252
 *Myriad Genetics, Inc............       11,300        642,914
 Mystic Financial, Inc............        1,700         24,999
 *NABI, Inc.......................       48,300        438,081
 Nacco Industries, Inc. Class A...        9,100        507,780
 *Nanogen, Inc....................       33,100        208,530
 *Nanometrics, Inc................       18,100        414,762
 *Nanophase Technologies Corp.....       18,800        120,884
 *Napco Security Systems, Inc.....        2,150         12,524
 *Napro Biotherapeutics, Inc......       32,500        368,063
 Nash Finch Co....................       14,800        367,854
 *Nashua Corp.....................        7,600         38,152
 *Nastech Pharmaceutical Co.,
   Inc............................        9,900        120,038
 *NATCO Group, Inc. Class A.......       23,800        153,748
 *Nathans Famous, Inc.............        9,900         34,452
 *National Beverage Corp..........       20,400        228,480
 *National Dentex Corp............        4,600        102,442
 *National Equipment Services,
   Inc............................       25,200         30,240
 *National Home Centers, Inc......        3,000          4,155
 *National Home Health Care
   Corp...........................        4,005         65,742
 *National Information Consortium,
   Inc............................       43,400        143,437
 National Penn Bancshares, Inc....       23,730        576,639
 National Presto Industries,
   Inc............................        9,000        249,030
 *National Processing, Inc........       69,200      2,006,800
 *National Research Corp..........        7,000         39,375
 *National RV Holdings, Inc.......       20,700        188,370
 National Service Industries,
   Inc............................       27,700        440,984
 *National Steel Corp. Class B....       26,900         31,742

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *National Technical Systems,
   Inc............................       13,000   $     19,240
 *National Techteam, Inc..........       20,500         53,198
 *National Western Life Insurance
   Co. Class A....................        1,000        110,750
 *NationsRent, Inc................       60,050          3,003
 *Natrol, Inc.....................       10,000         29,500
 *Natural Alternatives
   International, Inc.............        5,400          9,585
 *Natural Wonders, Inc............        5,700             10
 Natures Sunshine Products,
   Inc............................       27,159        380,090
 *Nautica Enterprises, Inc........       52,100        678,863
 *Navarre Corp....................       32,900         40,303
 *Navidec, Inc....................       14,600          7,519
 *Navigant Consulting, Inc........       57,800        230,044
 *Navigant International, Inc.....       18,300        196,634
 *Navigators Group, Inc...........        8,700        166,823
 NBT Bancorp......................       25,448        355,636
 *NBTY, Inc.......................       74,700        868,388
 NCH Corp.........................        7,200        339,480
 *NCI Building Systems, Inc.......       23,800        324,632
 *#Nco Escrow.....................       12,000              0
 *NCO Group, Inc..................       45,132        784,845
 *NCO Portfolio Management,
   Inc............................        1,665         10,989
 NDChealth Corp...................       37,500      1,235,625
 *Neff Corp. Class A..............       25,400         10,160
 Nelson (Thomas), Inc.............       21,000        191,100
 *Neogen Corp.....................        6,500        125,938
 *NeoMagic Corp...................       35,900        113,803
 *#NEON Communications, Inc.......       23,500         98,348
 *NEON Systems, Inc...............        9,700         33,271
 *Neopharm, Inc...................       19,580        379,754
 *Neorx Corp......................       36,800        189,704
 *Neose Technologies, Inc.........       23,100        687,456
 *#Neotherapeutics, Inc...........       24,000        103,200
 *Neoware Systems, Inc............        6,900         17,802
 *Net Perceptions, Inc............       23,500         32,900
 *#Net.B@nk, Inc..................        4,100         37,720
 *Net2Phone, Inc..................       27,800        151,371
 *Netegrity, Inc..................       34,300        564,407
 *Netguru, Inc....................       19,100         36,386
 *NetIQ Corp......................        5,660        190,544
 *Netmanage, Inc..................       99,700         83,250
 *Netopia, Inc....................       24,700        139,555
 *NetRadio Corp...................        2,445            183
 *NetRatings, Inc.................        9,300        130,107
 *Netro Corp......................       56,100        210,095
 *Netscout System, Inc............       35,300        320,877
 *NETsilicon, Inc.................        4,900         16,195
 *NetSolve, Inc...................       27,500        276,375
 *Network Equipment Technologies,
   Inc............................       34,500        106,950
 *#Network Plus Corp..............       61,400         93,021
 *Netzee, Inc.....................          687            804
 *Neurobiological Technologies,
   Inc............................        2,700         11,678
 *Neurocrine Biosciences, Inc.....       30,100      1,432,158
 *Neurogen Corp...................       21,800        416,053
 *Nevada Chemicals, Inc...........        2,500          4,188
 *New American Healthcare Corp....          200              2
 *New Brunswick Scientific Co.,
   Inc............................        8,877         49,312
 *New Century Equity Holdings
   Corp...........................       57,700         34,909
 *New Century Financial Corp......       23,500        264,845
 New England Business Services,
   Inc............................       22,700        415,864
                                       SHARES            VALUE+
                                       ------            ------

 New Hampshire Thrift BancShares,
   Inc............................          200   $      3,075
 *New Horizons Worldwide, Inc.....       13,600        149,464
 New Jersey Resources Corp........       24,200      1,136,190
 *New World Restaurant Group,
   Inc............................        6,000          2,010
 New York Community Bancorp
   Inc............................       24,836        568,496
 *Newcor, Inc.....................        6,300          3,213
 Newmark Homes Corp...............        8,500         92,650
 Newmil Bancorp, Inc..............        4,700         69,866
 *Newpark Resources, Inc..........       90,400        631,896
 Newport Corp.....................       38,400        682,560
 *Newtek Capital, Inc.............        2,500          8,250
 *Nexell Therapeutics, Inc........       12,005         24,730
 *NEXIQ Technologies, Inc.........        5,300          7,023
 *#NextCard, Inc..................       11,000          8,305
 *Nexthealth, Inc.................       10,300         50,316
 *Niagara Corp....................       12,200         20,435
 Nitches, Inc.....................          785          4,612
 NL Industries, Inc...............       24,400        348,432
 *NMS Communications Corp.........       28,500        129,533
 *NMT Medical, Inc................       16,800        101,472
 NN, Inc..........................       17,050        152,853
 *Nobel Learning Communities,
   Inc............................        7,600         52,592
 *Nobility Homes, Inc.............        6,000         50,070
 #Noble International, Ltd........        9,200         59,662
 *Noel Group, Inc.................        8,000            200
 Noland Co........................          200          5,195
 Nordson Corp.....................       36,300        876,827
 *Norstan, Inc....................       14,200         70,929
 *Nortek, Inc.....................       16,600        347,770
 *North American Scientific,
   Inc............................       11,000        176,825
 North Central Bancshares, Inc....        2,700         59,130
 North Pittsburgh Systems, Inc....       16,700        282,314
 Northeast Bancorp................          900         11,606
 Northeast Pennsylvania Financial
   Corp...........................        5,500         96,250
 Northern Technologies
   International Corp.............        3,000         13,245
 *#Northfield Laboratories,
   Inc............................       19,900        197,906
 *Northland Cranberries, Inc......        6,900          4,106
 Northrim Bank....................        7,968        114,944
 *Northwest Airlines Corp.........          400          7,142
 Northwest Bancorp, Inc...........       66,300        723,002
 Northwest Natural Gas Co.........       37,300        911,985
 *Northwest Pipe Co...............        9,100        142,415
 Northwestern Corp................       33,400        681,360
 *Novadigm, Inc...................       29,600        288,600
 *#Novamed Eyecare, Inc...........       18,300         24,248
 *Novametrix Medical Systems,
   Inc............................       12,200         85,583
 *Novatel Wireless, Inc...........       55,200         40,296
 *Novavax, Inc....................       31,000        350,300
 *Novell, Inc.....................       51,970        221,132
 *Noven Pharmaceuticals, Inc......       30,500        468,023
 Novitron International, Inc......        1,430          9,974
 *Novoste Corp....................       19,200        200,736
 *NPS Pharmaceuticals, Inc........       33,400      1,286,735
 *NQL, Inc........................       19,000          1,615
 *NS Group, Inc...................       30,100        168,560
 *Nstor Technology................       40,500         10,125
 *NTELOS, Inc.....................       21,000        259,665
 *#NTL, Inc.......................       15,000         27,750
 *#NTN Communications, Inc........       31,193         24,954

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *Nu Horizons Electronics Corp....       24,000   $    218,400
 *#Nucentrix Broadband Networks,
   Inc............................       14,200        134,190
 *NuCo2, Inc......................        9,200        111,734
 *Nuevo Energy Co.................       28,100        325,960
 NUI Corp.........................       21,592        490,138
 *Number Nine Visual Technology
   Corp...........................        8,400             57
 *Numerex Corp. Class A...........       17,300        108,990
 *Numerical Technologies, Inc.....       27,900        742,280
 NuSkin Enterprises, Inc..........       48,400        384,780
 *Nutraceutical International
   Corp...........................       13,200         49,170
 *Nutramax Products, Inc..........        3,300             45
 *Nutrition 21, Inc...............       41,200         29,046
 *Nx Networks, Inc................       47,900            479
 *#NYFIX, Inc.....................       31,475        659,401
 Nymagic, Inc.....................        8,700        165,039
 *O.I. Corp.......................        2,900         20,416
 Oak Hill Financial, Inc..........        3,000         46,425
 *Oak Technology, Inc.............       60,290        702,981
 *Oakley, Inc.....................       81,600      1,064,880
 *#Oakwood Homes Corp.............       12,200         54,290
 *OAO Technology Solutions,
   Inc............................       29,400         72,912
 *Obie Media Corp.................        7,100         24,140
 *Oceaneering International,
   Inc............................       37,700        767,195
 OceanFirst Financial Corp........       16,800        412,188
 *O'Charleys, Inc.................       21,750        420,971
 *Ocular Sciences, Inc............       34,500        877,163
 *Ocwen Financial Corp............       96,600        715,806
 *Odetics, Inc. Class A...........          300            368
 *Odetics, Inc. Class B...........          200            365
 *#Odwalla, Inc...................        6,600        100,485
 *Officemax, Inc..................      132,900        408,003
 *#Official Payments Corp.........       19,500         39,293
 *Offshore Logistics, Inc.........       33,800        628,849
 Oglebay Norton Co................        6,400         80,512
 *Ohio Casualty Corp..............       67,900      1,012,729
 Oil-Dri Corp. of America.........        5,700         39,900
 *Old Dominion Freight Lines,
   Inc............................       10,800        131,274
 Olin Corp........................       54,500        900,340
 *Olympic Steel, Inc..............       13,900         35,723
 Omega Financial Corp.............       11,400        352,716
 *Omega Protein Corp..............       26,500         80,825
 *Omega Worldwide, Inc............       19,700         31,914
 *Omni Nutraceuticals, Inc........       40,100          1,203
 *OmniVision Technologies, Inc....       22,600        136,165
 Omnova Solutions, Inc............        1,800         11,700
 *Omtool, Ltd.....................       19,500         16,575
 *On Assignment, Inc..............       34,700        658,433
 *On Command Corp.................       49,600        162,936
 *#On Technology Corp.............       21,100         41,462
 *One Price Clothing Stores,
   Inc............................        3,057          7,902
 Oneida, Ltd......................       25,200        294,084
 Oneok, Inc.......................       47,400        815,280
 *OneSource Information Services,
   Inc............................        9,000         84,870
 *#Online Resources Corp..........        5,200         18,720
 *Ontrack Data International,
   Inc............................       22,100        140,556
 *Onyx Acceptance Corp............        8,700         41,108
 *Onyx Pharmacueticals, Inc.......       24,800        138,012
 *Onyx Software Corp..............       60,300        235,773
 *Opinion Research Corp...........        1,700         10,710
 *Oplink Communications, Inc......       53,100         91,598
 *Opta Food Ingredients, Inc......       13,000         14,560
                                       SHARES            VALUE+
                                       ------            ------

 *Opti, Inc.......................       18,600   $     55,614
 *#Optical Cable Corp.............       28,700         33,149
 *Optical Sensors, Inc............        9,800          5,635
 *OpticNet, Inc...................        5,600              0
 *Optika Imaging Systems, Inc.....       12,000         12,360
 *Option Care, Inc................       16,600        282,532
 *OraPharma, Inc..................       12,900         46,053
 *OraSure Technologies, Inc.......       37,800        369,117
 *Oratec Interventions, Inc.......       25,400        112,268
 *Orbit International Corp........        1,266          3,038
 *ORBIT/FR, Inc...................        7,000          5,145
 *Orbital Sciences Corp...........       59,900        234,209
 *Oregon Steel Mills, Inc.........       30,200        109,626
 Oregon Trail Financial Corp......        4,600         84,433
 *O'Reilly Automotive, Inc........       56,800      1,899,676
 *Organogenesis, Inc..............       54,500        304,110
 *Oriole Homes Corp. Class A
   Convertible....................          800          1,440
 *Oriole Homes Corp. Class B......        2,000          3,800
 *Orleans Homebuilders, Inc.......        2,000          7,000
 *Orphan Medical, Inc.............       13,500        126,968
 *Orthodontic Centers of America,
   Inc............................       30,851        871,232
 *Orthologic Corp.................       44,600        218,317
 Oshkosh B'Gosh, Inc. Class A.....       20,300        865,288
 Oshkosh Truck Corp. Class B......       24,100      1,026,540
 *OSI Pharmaceutical, Inc.........        7,800        377,949
 *OSI Systems, Inc................       13,200        244,926
 *Osmonics, Inc...................       15,700        204,100
 *Osteotech, Inc..................       23,900        131,570
 *Ostex International, Inc........       15,000         27,750
 *OTG Software, Inc...............       20,800        158,704
 Otter Tail Power Co..............       37,000      1,048,210
 *Outlook Group Corp..............        2,400         11,280
 *Outsource International, Inc....        6,700            117
 *Overland Data, Inc..............       14,300        118,619
 Overseas Shipholding Group,
   Inc............................       40,200        872,340
 *Overture Services, Inc..........       46,700      1,194,353
 Owens & Minor, Inc...............       48,600        913,680
 *#Owens Corning..................       53,800         89,846
 *Owens-Illinois, Inc.............       82,900        681,438
 *Owosso Corp.....................        6,800          3,162
 Oxford Industries, Inc...........        9,900        233,640
 *#Oxigene, Inc...................       17,900         52,268
 *Oxis International, Inc.........        7,900          1,225
 *OYO Geospace Corp...............        4,700         53,228
 *P&F Industries, Inc. Class A....        1,300          8,353
 *#P.F. Chang's China Bistro,
   Inc............................       16,600        731,230
 *Pacific Aerospace and
   Electronics, Inc...............       25,700          2,506
 Pacific Capital Bancorp..........       24,000        678,600
 Pacific Crest Capital, Inc.......        1,060         21,863
 *#Pacific Gateway Exchange,
   Inc............................       28,000            126
 Pacific Northwest Bancorp........       23,800        516,936
 *Pacific Sunwear of California,
   Inc............................       36,000        648,180
 *#Pacificare Health Systems,
   Inc............................       29,200        512,606
 *Packaged Ice, Inc...............       26,900         30,397
 *Packeteer, Inc..................       40,900        253,376
 *Pac-West Telecomm, Inc..........       34,600         27,507
 *Pagasus Systems, Inc............       33,900        444,768
 *#Palatin Technologies, Inc......           62            248
 *#Paligent, Inc..................          347             19
 *Palm Harbor Homes, Inc..........       31,269        752,958

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *PAM Transportation Services,
   Inc............................        6,700   $     66,263
 Pamrapo Bancorp, Inc.............        3,400         85,850
 *Panavision, Inc.................        3,600         16,560
 *Panera Bread Co.................       16,900        873,815
 *Pantry, Inc.....................        9,900         57,717
 *Papa John's International,
   Inc............................       26,600        686,812
 *Par Technology Corp.............       11,200         33,880
 *Paradyne Networks Corp..........       36,300        129,047
 *Paragon Technologies, Inc.......        4,700         38,117
 *Parallel Petroleum Corp.........       23,500         81,780
 *Paravant, Inc...................       22,700         54,367
 *Parexel International Corp......       29,400        412,335
 *Paris Corp......................          200            603
 Park Bancorp, Inc................        1,700         29,920
 Park Electrochemical Corp........       22,050        556,763
 *Parker Drilling Co..............      110,600        339,542
 *#Parkervision, Inc..............       16,000        319,600
 *Park-Ohio Holdings Corp.........       16,400         36,162
 Parkvale Financial Corp..........        7,500        162,488
 *Parlex Corp.....................        7,300         78,585
 *Parlux Fragrances, Inc..........       15,400         26,180
 *Patient Infosystems, Inc........        8,800            748
 Patina Oil & Gas Corp............       27,034        739,110
 Patrick Industries, Inc..........        7,900         49,415
 Patriot Bank Corp................        8,700         91,742
 *Patriot Transportation Holding,
   Inc............................        2,500         45,863
 *Patterson-UTI Energy, Inc.......       76,480      1,550,632
 *Paula Financial, Inc............        6,600         11,748
 *#Paul-Son Gaming Corp...........        4,100          5,535
 *Paxar Corp......................       65,000        774,150
 *Paxson Communications Corp......       77,800        726,652
 *Payless Cashways, Inc...........          160              0
 *PC Connection, Inc..............       35,250        552,896
 *PC Mall, Inc....................       13,500         46,508
 *PCD, Inc........................       12,000         24,000
 *P-Com, Inc......................       11,800          2,655
 *PC-Tel, Inc.....................       20,500        178,760
 *PDI, Inc........................       18,000        332,730
 *PDS Financial Corp..............        1,100          3,498
 *#PEC Solutions, Inc.............       28,500      1,023,578
 *Pediatric Services of America,
   Inc............................        4,800         37,656
 *Pediatrix Medical Group, Inc....       22,600        794,390
 *Peerless Manufacturing Co.......        3,200         58,832
 *Peerless Systems Corp...........       17,900         24,344
 *Pegasus Communications Corp.
   Class A........................       32,800        351,124
 *Pegasystems, Inc................       42,700        166,957
 *Pemco Aviation Group, Inc.......          950         12,906
 Penford Corp.....................       10,400        127,868
 Penn Engineering & Manufacturing
   Corp. Class A..................        1,200         20,040
 Penn Engineering & Manufacturing
   Corp. Non-Voting...............       15,000        242,400
 *Penn National Gaming, Inc.......       24,000        614,280
 *#Penn Traffic Co................           93            430
 *Penn Treaty American Corp.......        8,500         34,425
 Penn Virginia Corp...............       10,500        330,225
 Penn-America Group, Inc..........       10,000         98,200
 Pennfed Financial Services,
   Inc............................       11,100        228,882
 *Pentacon, Inc...................       16,900          5,324
 Penton Media, Inc................       38,200        240,278
 *Penwest Pharmaceuticals Co......       17,000        289,595
                                       SHARES            VALUE+
                                       ------            ------

 Peoples Bancorp, Inc.............          300   $      4,860
 *Peoples Bancshares, Inc.
   Massachusetts..................        4,300         91,139
 Pep Boys - Manny, Moe & Jack.....       89,900      1,492,340
 *Perceptron, Inc.................       12,550         17,758
 *#Performance Food Group Co......       36,800      1,253,224
 *Performance Technologies,
   Inc............................       21,200        252,704
 *Pericom Semiconductor Corp......       29,800        454,301
 *Perini Corp.....................       23,700        160,686
 *Perrigo Co......................      102,500      1,278,688
 *Perry Ellis International,
   Inc............................        8,700         69,035
 *Per-Se Technologies, Inc........       47,800        414,904
 *Personnel Group of America,
   Inc............................       31,800         23,850
 *Pervasive Software, Inc.........       20,800         49,296
 *Petrocorp, Inc..................        6,900         62,652
 *Petroleum Development Corp......       25,800        151,575
 *PetSmart, Inc...................      149,900      1,313,874
 PFF Bancorp, Inc.................       18,100        487,343
 *#Pfsweb, Inc....................       16,142         14,770
 *Pharmaceutical Products
   Development Service Co.........       64,540      1,556,705
 *Pharmaceutical Resources,
   Inc............................       36,600      1,262,700
 *Pharmacopeia, Inc...............       36,700        541,325
 *Pharmacyclics, Inc..............       19,300        492,536
 *#Pharmanetics, Inc..............       12,100         91,355
 *PharmaPrint, Inc................       13,900            118
 *Pharmchem Laboratories, Inc.....        7,500          9,413
 *Phar-Mor, Inc...................       14,200            710
 *Pharmos Corp....................        6,200         14,105
 *Philadelphia Consolidated
   Holding Corp...................       19,600        679,042
 Philadelphia Suburban Corp.......       13,800        413,586
 Phillips-Van Heusen Corp.........       43,700        480,700
 *Phoenix Gold International,
   Inc............................        1,000          1,125
 *Phoenix Technologies, Ltd.......       41,500        447,578
 *Phonetel Technologies, Inc......          112              2
 *Photo Control Corp..............        1,000          2,270
 *Photoelectron Corp..............        8,600         29,240
 *#PhotoMedex, Inc................       14,400         13,032
 *Photon Dynamics, Inc............       20,200        790,325
 *PhotoWorks, Inc.................       26,300          3,288
 *Photronics, Inc.................       39,700      1,056,020
 *#Physiometrix, Inc..............        8,600          5,074
 *Piccadilly Cafeterias, Inc......       14,700         29,400
 *Pico Holdings, Inc..............       21,600        291,276
 Piedmont Natural Gas Co..........       35,600      1,196,160
 Pier 1 Imports, Inc..............       62,100        897,966
 *Pierre Foods, Inc...............        7,600         10,070
 Pilgrim's Pride Corp.............       12,900        126,678
 Pilgrims Pride Corp. Class B.....       38,600        546,190
 *#Pillowtex Corp.................       18,017          1,531
 *Pilot Network Services, Inc.....       21,300            373
 *Pinnacle Entertainment, Inc.....       39,400        274,618
 *Pinnacle Systems, Inc...........       56,100        310,794
 Pioneer Standard Electronics,
   Inc............................       49,300        555,611
 Pitt-Des Moines, Inc.............        9,600        307,200
 Pittston Brink's Group...........       32,618        672,257
 *Pizza Inn, Inc..................       11,600         20,648
 *Plains Resources, Inc...........       29,200        708,100
 *Planar Systems, Inc.............       17,200        330,584
 *PlanetCAD, Inc..................       15,350          2,456
 *Plantronics, Inc................       32,900        804,076

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *PlanVista Corp..................       17,500   $     88,375
 *Plato Learning, Inc.............       17,866        250,392
 *#Play By Play Toys and
   Novelties, Inc.................        5,900             83
 *Playboy Enterprises, Inc. Class
   A..............................        6,600         82,104
 *Playboy Enterprises, Inc. Class
   B..............................       32,300        473,195
 *Playtex Products, Inc...........       75,300        750,741
 *Plexus Corp.....................       29,200        879,066
 *#Pliant Systems, Inc............       10,600            286
 *PLX Technology, Inc.............       25,600        353,152
 *Plymouth Rubber, Inc. Class B...          200            200
 *PMCC Financial Corp.............        2,600            390
 PMR Corp.........................        7,500         15,825
 Pocahontas Bancorp, Inc..........        7,700         65,104
 #Pogo Producing Co...............       18,300        432,795
 *Point West Capital Corp.........        3,400            179
 *Point.360.......................       12,200          7,381
 Polaris Industries, Inc..........       15,000        794,250
 *Polycom, Inc....................        6,109        211,219
 *#Polymedica Industries, Inc.....       15,900        365,780
 Polymer Group, Inc...............       46,900         40,803
 Polyone Corp.....................      114,000      1,145,700
 *Pomeroy Computer Resource,
   Inc............................       19,500        294,450
 Pope & Talbot, Inc...............       20,400        270,912
 *Porta Systems Corp..............       12,300          1,476
 *Portal Software, Inc............       67,300        128,543
 *Possis Medical, Inc.............       26,500        457,920
 Potlatch Corp....................       19,400        540,484
 *Powell Industries, Inc..........       10,900        224,050
 *Power Intergrations, Inc........       37,600        858,220
 *PowerCerv Corp..................        1,755          1,360
 *Power-One, Inc..................       33,700        336,495
 *Powerwave Technologies, Inc.....       48,800        822,524
 *PPT Vision, Inc.................        6,800          9,554
 *PracticeWorks, Inc..............       11,725         93,800
 *Premier Financial Bancorp.......        7,100         60,883
 *#Premier Laser Systems, Inc.
   Class A........................        9,900             59
 *#Pre-Paid Legal Services,
   Inc............................       31,550        602,605
 *Preserver Group, Inc............          700          3,780
 Presidential Life Corp...........       41,900        828,363
 *Presstek, Inc...................       45,600        307,116
 *Preview Systems, Inc............        6,200            775
 *Previo, Inc.....................        7,075          9,693
 *PRI Automation, Inc.............       30,200        569,572
 *Price Communications Corp.......       60,500      1,110,175
 *Price Legacy Corp...............       29,734         93,662
 *Priceline.com, Inc..............      116,500        490,465
 *Pricesmart, Inc.................        4,400        131,120
 *Pride International, Inc........       44,600        570,880
 *Prima Energy Corp...............       20,362        445,622
 *Prime Hospitality Corp..........       69,300        695,772
 *Prime Medical Services, Inc.....       21,100         90,836
 *PRIMEDIA, Inc...................       50,938        109,007
 *Primix Solutions, Inc...........       20,500          2,563
 *Primus Knowledge Solutions,
   Inc............................       23,000         16,675
 *#Primus Telecommunications
   Group, Inc.....................       13,500          6,143
 *Princeton Video Image, Inc......       13,800         33,741
 *Printronix, Inc.................        8,900         82,103
 *Printware, Inc..................        4,000          9,700
 *Priority Healthcare Corp........       10,476        346,232
 *Private Business, Inc...........          945          1,715
 *Proassurance Corp...............       34,450        509,860
                                       SHARES            VALUE+
                                       ------            ------

 *ProBusiness Services, Inc.......       35,200   $    712,976
 *#Procom Technology, Inc.........       18,300         46,116
 *Procurenet, Inc.................       19,700              0
 *#Profit Recovery Group
   International, Inc.............       53,400        408,243
 *Progenics Pharmaceuticals,
   Inc............................       18,500        281,848
 *Programmers Paradise, Inc.......        6,600         22,242
 Progress Financial Corp..........        7,560         51,862
 *Progress Software Corp..........       57,000        977,265
 Promistar Financial Corp.........       28,088        661,472
 *Prophet 21, Inc.................        5,100         50,235
 *ProQuest Co.....................       26,200        816,130
 *ProsoftTraining.com.............       28,900         19,797
 *Protection One, Inc.............       89,500        214,800
 *Provant, Inc....................       28,000         17,220
 *Provell, Inc....................        8,800         13,860
 Providence & Worcester Railroad
   Co.............................        1,600         11,280
 Provident Bancorp, Inc...........        5,200        127,920
 Provident Bankshares Corp........       41,377        952,705
 Provident Financial Group,
   Inc............................       18,100        412,499
 *Provident Financial Holdings,
   Inc............................        5,100        129,413
 Providian Financial Corp.........       43,400        115,878
 *#Province Healthcare Co.........       34,650      1,015,418
 *Proxim, Inc.....................       35,600        393,024
 *#ProxyMed, Inc..................        1,320         18,355
 *PSC, Inc........................       18,900         11,624
 *PSS World Medical, Inc..........       99,600        924,786
 Psychemedics Corp................       32,600        122,250
 *PTEK Holdings, Inc..............       66,700        225,113
 Public Service Co. of New
   Mexico.........................       45,300      1,177,800
 Pulaski Financial Corp...........        3,100         52,080
 Pulitzer, Inc....................        1,900         90,915
 Pulte Corp.......................       12,175        477,869
 *Puma Technology, Inc............       47,600        159,222
 *Pure Resources, Inc.............       16,563        314,697
 *Pure World, Inc.................       10,700         10,112
 *PW Eagle, Inc...................        9,400         39,574
 *PYR Energy Corp.................       12,500         26,375
 #Pyramid Breweries, Inc..........        5,700         12,911
 *Qad, Inc........................       44,600        121,981
 *QEP Co., Inc....................        2,125          8,298
 *QRS Corp........................       20,500        243,335
 *QuadraMed Corp..................       33,706        242,009
 Quaker Chemical Corp.............       11,400        231,420
 *Quaker City Bancorp, Inc........        2,187         63,314
 *Quaker Fabric Corp..............       24,250        172,781
 *Quality Dining, Inc.............       13,700         29,113
 *Quality Systems, Inc............        8,000        119,200
 Quanex Corp......................       20,800        560,976
 *Quanta Services, Inc............       13,500        209,925
 *Quentra Network Systems, Inc....       21,600            119
 *Questcor Pharmaceuticals,
   Inc............................       26,800         34,572
 *Questron Technology, Inc........        6,700          2,714
 *Quicklogic Corp.................       21,000         83,055
 *Quidel Corp.....................       39,300        281,781
 *#Quigley Corp...................       12,000         18,060
 *Quiksilver, Inc.................       33,800        488,410
 *Quipp, Inc......................        2,400         34,668
 Quixote Corp.....................       10,400        244,244
 *#Quokka Sports, Inc.............        1,128            102
 *Quovadx, Inc....................       24,225        251,456
 *R & B, Inc......................        9,800         48,755

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *R H Donnelley Corp..............       46,400   $  1,296,880
 *Racing Champions Corp...........       19,100        195,871
 *Radiance Medical Systems,
   Inc............................       19,200         22,080
 *Radiant Systems, Inc............       44,100        409,028
 *Radio One, Inc..................        8,900        142,623
 *Radiologix, Inc.................       21,200        171,720
 *RadiSys Corp....................       19,062        290,219
 *Radyne ComStream, Inc...........        9,500         45,220
 *Rag Shops, Inc..................        2,415          5,736
 *Railamerica, Inc................       29,700        385,358
 *RailWorks Corp..................       16,300          2,201
 *Rainbow Rentals, Inc............        8,300         66,359
 *Rainbow Technologies, Inc.......       31,600        192,286
 *Ralcorp Holdings, Inc...........       42,100        860,945
 *#Rambus, Inc....................       82,400        702,048
 *Ramsay Youth Services, Inc......        3,900         14,664
 *Range Resources Corp............       74,400        311,736
 *Rare Hospitality International,
   Inc............................       23,821        466,544
 Raven Industries, Inc............        7,800        168,675
 *Ravisent Technologies, Inc......        7,800         15,171
 *Rawlings Sporting Goods, Inc....       12,700         34,544
 Rayonier, Inc....................       14,200        649,366
 *Rayovac Corp....................       48,600        844,668
 *Raytech Corp....................        2,400          4,680
 *Raytel Medical Corp.............        3,466         17,763
 *RCM Technologies, Inc...........       16,300         67,971
 *#RCN Corp.......................       55,600        190,152
 *RDO Equipment Co. Class A.......        7,400         21,608
 *Reading Entertainment, Inc......        8,600         15,437
 *Read-Rite Corp..................      115,600        773,942
 *RealNetworks , Inc..............       29,100        191,624
 *Recoton Corp....................       18,800        250,698
 *Red Hat, Inc....................       59,800        475,410
 *Redback Networks, Inc...........       31,500        131,985
 *#Redhook Ale Brewery, Inc.......        7,900         12,719
 Redwood Empire Bancorp...........        6,300        162,666
 *Reebok International, Ltd.......       20,900        486,134
 *Reeds Jewelers, Inc.............          440            451
 Regal Beloit Corp................       30,300        663,570
 *Regeneron Pharmaceuticals,
   Inc............................       31,400        868,681
 *Regent Communications, Inc......       65,500        410,685
 Regis Corp.......................       65,200      1,543,610
 *Register.Com, Inc...............       38,800        358,124
 *Rehabcare Group, Inc............       23,600        626,580
 *Rehabilicare, Inc...............       11,600         39,324
 *Reliability, Inc................        9,900         27,077
 Reliance Steel & Aluminum Co.....       41,900      1,022,360
 *Reliv International, Inc........        7,750          9,494
 *Relm Wireless Corp..............        7,600          8,854
 *Remec, Inc......................       49,350        553,460
 *RemedyTemp, Inc.................        9,900        107,663
 *Remington Oil & Gas Corp........       34,400        563,816
 *Renaissance Learning, Inc.......       44,500      1,112,278
 *Renaissance Worldwide, Inc......       64,900        125,582
 *Renal Care Group, Inc...........        1,800         57,726
 *#Rent-A-Center, Inc.............       33,000      1,003,365
 *Rentrak Corp....................       14,800         64,602
 *Rent-Way, Inc...................       34,500        215,625
 *Repligen Corp...................       36,000         86,580
 *#Reptron Electronics, Inc.......       10,000         31,250
 Republic Bancorp, Inc............       76,508      1,036,687
 Republic Bancorp, Inc. Class A...       18,900        234,549
                                       SHARES            VALUE+
                                       ------            ------

 *Republic Bankshares, Inc........       15,700   $    210,930
 *Republic First Bancorp, Inc.....        7,234         37,761
 *Res-Care, Inc...................       34,750        299,198
 *#ResMed, Inc....................        5,300        310,050
 *Resonate, Inc...................       34,300         87,637
 *ResortQuest International,
   Inc............................       22,100        111,826
 Resource America, Inc............       32,700        284,654
 Resource Bancshares Mortgage
   Group, Inc.....................       28,408        289,193
 *Respironics, Inc................       44,100      1,395,104
 *Restoration Hardware, Inc.......       24,500        159,863
 *Retek, Inc......................        6,600        188,364
 *#Revlon, Inc....................       27,700        193,900
 *Rex Stores Corp.................       15,600        327,600
 *Rexhall Industries, Inc.........        1,771         10,493
 *RF Monolithics, Inc.............       11,300         25,538
 RGS Energy Group, Inc............        3,800        145,616
 *#Rhythms NetConnections, Inc....        8,900             67
 *#Ribozyme Pharmaceuticals,
   Inc............................       25,200        106,218
 *Rica Foods, Inc.................        1,300          4,030
 Richardson Electronics, Ltd......       15,200        182,020
 *Rigel Pharmaceuticals, Inc......       36,300        200,376
 Riggs National Corp..............       50,400        734,580
 *Right Management Consultants,
   Inc............................       14,175        268,758
 *Right Start, Inc................        6,900         36,398
 *Rightchoice Managed Care,
   Inc............................        2,400        167,160
 *Rimage Corp.....................       10,200         79,560
 *Rita Medical Systems, Inc.......       14,400         69,768
 *Riverside Group, Inc............        1,000            110
 Riverview Bancorp, Inc...........        6,400         77,760
 Rivianna Foods, Inc..............       18,100        322,723
 *Riviera Holdings Corp...........        5,000         18,250
 RLI Corp.........................       14,100        549,759
 *RMH Teleservices, Inc...........       13,400        233,294
 *Roadhouse Grill, Inc............       11,600          4,582
 Roadway Express, Inc.............       24,700        737,542
 Roanoke Electric Steel Corp......       15,300        214,506
 Robbins & Myers, Inc.............       15,300        363,375
 *Robocom Systems, Inc............          800             34
 *Robotic Vision Systems, Inc.....       52,800         55,704
 *Rochester Medical Corp..........        7,400         43,993
 *Rock of Ages Co.................        5,000         25,200
 Rock-Tenn Co. Class A............       27,300        384,930
 *Rocky Mountain Chocolate
   Factory, Inc...................        1,900         27,265
 *Rocky Shoes & Boots, Inc........        4,900         29,792
 *Rofin-Sinar Technologies,
   Inc............................       18,500        157,898
 *Rogers Corp.....................       23,900        764,322
 *Rogue Wave Software, Inc........       17,100         55,490
 *Rohn Industries, Inc............       84,400        153,186
 Rollins, Inc.....................       42,000        810,600
 Roper Industries, Inc............        2,600        109,200
 *Rottlund, Inc...................        2,300         13,570
 Rouge Industries, Inc. Class A...       19,500         19,305
 Rowe Furniture Corp..............       16,900         21,970
 *Roxio, Inc......................        1,629         23,539
 *Royal Appliance Manufacturing
   Co.............................       21,700        108,500
 Royal Bancshares of Pennsylvania
   Class A........................        3,980         71,282
 *Royal Energy, Inc...............        2,645         15,010
 Royal Gold, Inc..................       23,200        125,164
 *Royal Precision, Inc............          550            853

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 RPC, Inc.........................       37,700   $    578,695
 RPM, Inc.........................       54,000        746,280
 *RSA Security, Inc...............       37,900        597,873
 *RTI International Metals,
   Inc............................       25,100        224,645
 *RTW, Inc........................       15,100         39,789
 *Rubio's Restaurants, Inc........        5,500         17,160
 Ruby Tuesday, Inc................       73,400      1,431,300
 Ruddick Corp.....................       62,500        971,875
 *Rudolph Technologies, Inc.......        6,000        223,530
 *Rural Cellular Corp. Class A....       12,500        302,938
 *Rural/Metro Corp................       14,000          5,460
 *Rush Enterprises, Inc...........        7,200         49,788
 Russ Berrie & Co., Inc...........       27,800        821,490
 Russell Corp.....................       37,700        491,985
 *RWD Technologies, Inc...........       17,400         42,108
 *Ryans Family Steak Houses,
   Inc............................       52,200      1,041,390
 Ryder System, Inc................       37,700        772,850
 Ryerson Tull, Inc................       37,100        415,520
 Ryland Group, Inc................       15,700        942,785
 *S&K Famous Brands, Inc..........        6,500         57,525
 S&T Bancorp, Inc.................       36,100        863,512
 *S1 Corp.........................       65,101        964,797
 *Saba Software, Inc..............       48,100        275,613
 *Safeguard Scientifics, Inc......       68,800        288,272
 *SafeNet, Inc....................       10,500        142,958
 *Safety Components International,
   Inc............................          118            856
 *Saga Communications, Inc. Class
   A..............................       20,100        381,699
 *SAGA Systems, Inc. Escrow
   Shares.........................       48,819              0
 *Sage, Inc.......................       10,618        338,927
 *Saks, Inc.......................       41,800        342,760
 *#Salton/Maxim Housewares,
   Inc............................       18,900        318,654
 *Samsonite Corp..................       22,318         35,374
 *San Filippo (John B.) & Son,
   Inc............................        5,000         33,375
 *Sanchez Computer Associates,
   Inc............................       37,200        308,574
 *Sanders Morris Harris Group,
   Inc............................        1,400          5,635
 Sanderson Farms, Inc.............       19,200        306,240
 *Sandisk Corp....................       36,200        511,868
 *Sands Regent Casino Hotel.......        2,000          5,030
 Sandy Spring Bancorp, Inc........        1,000         41,220
 *Sangstat Medical Corp...........       29,100        576,617
 *Sapient Corp....................       34,500        213,900
 *Satcon Technology Corp..........       21,900        120,450
 *Saucony, Inc. Class A...........        3,500         18,165
 *Saucony, Inc. Class B...........        4,600         23,713
 Sauer, Inc.......................       49,900        374,250
 *SBA Communications Corp.........        9,500        112,575
 *SBE, Inc........................        4,200          3,339
 *SBS Technologies, Inc...........       19,100        238,655
 *#ScanSoft, Inc..................       55,418        231,093
 *ScanSource, Inc.................        9,000        384,390
 Schawk, Inc. Class A.............       25,200        260,820
 *Scheid Vineyards, Inc...........        2,900          9,570
 *Schein (Henry), Inc.............       43,200      1,734,480
 *#Schick Technologies, Inc.......        9,000          8,055
 *Schieb (Earl), Inc..............        2,200          3,762
 *Schlotzskys, Inc................        9,600         55,536
 *Schmitt Industries, Inc.........       10,300          4,635
 Schnitzer Steel Industries, Inc.
   Class A........................        7,200         93,096
 *Scholastic Corp.................        8,400        365,232
 *Schuff Steel Co.................        7,000         17,640
 *Schuler Homes, Inc..............       24,900        452,184
                                       SHARES            VALUE+
                                       ------            ------

 Schulman (A.), Inc...............       49,200   $    640,830
 Schweitzer-Maudoit International,
   Inc............................       20,100        434,160
 *Sciclone Pharmaceuticals,
   Inc............................       50,600        140,415
 *Scient, Inc.....................       25,000         10,625
 *Scientific Games Corp...........       59,058        421,674
 *#Scientific Learning Corp.......        4,400          5,280
 Scientific Technologies, Inc.....        6,700         31,892
 *Scios-Nova, Inc.................       58,487      1,604,006
 *SCM Microsystems, Inc...........       17,400        275,268
 *Scotts Co. Class A..............       19,100        836,771
 *SCP Pool Corp...................       38,800      1,002,204
 SCPIE Holdings, Inc..............       14,700        294,735
 Seaboard Corp....................        1,400        382,200
 *Seachange International, Inc....       36,100      1,068,741
 Seacoast Banking Corp. Class A...        1,500         66,413
 Seacoast Financial Services
   Corp...........................        5,746         92,223
 *Seacor Smit, Inc................       26,100      1,017,639
 *Secom General Corp..............          140            230
 Second Bancorp, Inc..............       13,000        282,425
 *Secure Computing Corp...........       37,300        811,275
 *Security Associates
   International, Inc.............        5,700         10,859
 *SED International Holdings,
   Inc............................        9,450          7,655
 *Sedona Worldwide, Inc...........        2,502            275
 *SEEC, Inc.......................        9,800         14,553
 *Segue Software, Inc.............       23,400         48,555
 *Seitel, Inc.....................       38,400        450,816
 Selas Corp. of America...........        4,750         10,165
 *#Select Comfort Corp............       13,400         26,599
 *Selectica, Inc..................       33,300        130,869
 Selective Insurance Group,
   Inc............................       37,500        880,313
 SEMCO Energy, Inc................       28,500        344,850
 *Semitool, Inc...................       42,400        483,572
 *SEMX Corp.......................        9,800         24,941
 *Seneca Foods Corp. Class A......          200          2,630
 *Seneca Foods Corp. Class B......        1,300         17,050
 Sensient Technologies Corp.......       33,700        602,893
 *Sequa Corp. Class A.............        7,800        363,480
 *Sequa Corp. Class B.............        2,600        141,310
 *Sequenom, Inc...................       19,600        172,872
 *SeraCare Life Sciences, Inc.....        4,080         17,646
 *SERENA Software, Inc............       41,500        975,250
 *Serologicals Corp...............       27,250        559,988
 *Service Corp. International.....       69,200        406,204
 *ServiceWare Technologies,
   Inc............................        6,100          1,464
 *Servotronics, Inc...............        1,100          5,665
 Sevenson Environmental Services,
   Inc............................        2,288         34,606
 *Shared Technologies Cellular,
   Inc............................       10,100            404
 *Sharper Image Corp..............       19,300        165,305
 *Shaw Group, Inc.................       39,500      1,062,155
 *Sheffield Medical Technologies,
   Inc............................       39,050        135,894
 *#Sheldahl, Inc..................       17,000          9,775
 *Shells Seafood Restaurants,
   Inc............................        4,400            902
 *Shiloh Industries, Inc..........       10,100         19,897
 *Shoe Carnival, Inc..............       18,100        222,811
 *Shoe Pavilion, Inc..............        6,200          6,417
 *Sholodge, Inc...................        5,800         25,375
 *#Shop At Home, Inc..............       44,100        133,844
 *Shopko Stores, Inc..............       55,400        516,328
 *Shuffle Master, Inc.............       22,725        407,346
 *Siebert Financial Corp..........       30,000        125,700
 *Sierra Health Services, Inc.....       35,136        314,467

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Sierra Pacific Resources.........       44,000   $    651,200
 *Sifco Industries, Inc...........        5,400         27,000
 *Sigma Designs, Inc..............       26,100         48,285
 *Sigmatron International, Inc....        2,200          2,420
 *Signal Technology Corp..........       12,700         54,674
 *SignalSoft Corp.................       23,700         71,693
 *Signature Eyewear, Inc..........        3,600            612
 *Silgan Holdings, Inc............       15,000        328,200
 *#Silicon Graphics, Inc..........      242,500        518,950
 *#Silicon Laboratories, Inc......       22,400        577,696
 *Silicon Storage Technology,
   Inc............................       57,100        704,043
 *Silicon Valley Bancshares.......       15,700        396,347
 *Silver Stream Software, Inc.....       25,300        155,595
 *Silverleaf Resorts, Inc.........       14,900            969
 Simmons First National Corp.
   Class A........................        4,550        146,101
 *Simon Transportation Services,
   Inc............................        6,100          7,381
 *Simon Worldwide, Inc............       22,700          2,838
 *SimpleTech, Inc.................       20,200         55,247
 *Simpson Manufacturing Co.,
   Inc............................       13,100        679,890
 *Simula, Inc.....................       17,300         92,209
 *Sinclair Broadcast Group, Inc.
   Class A........................       32,700        259,148
 *#Sipex Corp.....................       32,100        324,050
 *Sitel Corp......................      115,100        231,351
 SJW Corp.........................        3,600        316,800
 *Skechers U.S.A., Inc. Class A...       16,700        221,275
 *SkillSoft Corp..................       17,900        429,242
 Skyline Corp.....................       11,300        343,520
 Skywest, Inc.....................       47,900      1,116,549
 *SL Industries, Inc..............        9,200         73,600
 SLI, Inc.........................       59,600        193,700
 *Smart & Final Food, Inc.........       32,900        335,251
 *SmartDisk Corp..................        9,100         12,922
 Smith (A.O.) Corp................       22,900        409,452
 Smith (A.O.) Corp. Convertible
   Class A........................        3,750         67,313
 *#Smith Micro Software, Inc......       23,800         23,919
 *Smithway Motor Express Corp.
   Class A........................        4,700          7,873
 *Socrates Technolgies Corp.......       18,400             95
 *Softnet Systems, Inc............       45,000         77,850
 *Software Spectrum, Inc..........        3,900         57,525
 *Sola International, Inc.........       31,100        560,422
 *Somera Communications, Inc......        4,100         26,507
 *Sonic Automotive, Inc...........       42,500        843,625
 *Sonic Corp......................       43,350      1,411,476
 *#Sonic Foundry, Inc.............       40,300        111,631
 *Sonic Solutions.................       15,800         22,515
 *SONICblue, Inc..................       85,666        190,179
 *Sonosight, Inc..................        3,633         89,989
 *Sonus Pharmaceuticals, Inc......       11,800         83,780
 *#Sorrento Networks Corp.........       18,500         79,365
 *SOS Staffing Services, Inc......       15,300         16,142
 *Sotheby's Holdings, Inc. Class
   A..............................       33,100        431,955
 *#Source Information Management,
   Inc............................       20,900         78,271
 *Source Media, Inc...............       27,400          1,918
 South Financial Group, Inc.......       51,427        832,860
 South Jersey Industries, Inc.....       16,000        539,200
 Southern Banc Company, Inc.......          200          2,100
 *Southern Energy Homes, Inc......       11,925         22,181
 *Southern Union Co...............       44,271        774,743
 *Southwall Technologies, Inc.....       11,000         64,185
                                       SHARES            VALUE+
                                       ------            ------

 Southwest Bancorp, Inc...........        6,000   $    106,770
 *Southwest Bancorporation of
   Texas, Inc.....................       38,400      1,046,976
 Southwest Gas Corp...............       37,900        780,740
 #Southwest Securities Group,
   Inc............................       27,918        565,340
 Southwest Water Co...............       12,731        180,398
 *Southwestern Energy Co..........       29,900        333,385
 *#Spacehab, Inc..................       15,800         16,511
 *Spacelabs Medical, Inc..........       15,300        158,738
 Span-American Medical System,
   Inc............................        2,400         13,380
 *Spanish Broadcasting System,
   Inc............................       42,200        366,296
 *SPAR Group, Inc.................        1,500          3,180
 Spartan Motors, Inc..............       15,200         88,920
 *Spartan Stores, Inc.............        8,700        112,926
 Spartech Corp....................       32,100        622,740
 *Sparton Corp....................        7,200         51,480
 *Special Metals Corp.............       16,100         35,018
 *Specialty Laboratories, Inc.....       11,400        239,970
 *SpectraLink Corp................       32,700        548,379
 *Spectranetics Corp..............       34,202        127,573
 *Spectra-Physics Laser, Inc......       24,800        436,852
 *#Spectrasite Holdings, Inc......       45,300        137,486
 *#Spectrian Corp.................       15,000        135,975
 *Spectrum Control, Inc...........       17,400        103,965
 *SpectRx, Inc....................        8,900         60,075
 *SpeechWorks International,
   Inc............................       24,800        205,840
 *SpeedFam-IPEC, Inc..............       46,652        150,686
 *Speedway Motorsports, Inc.......       28,600        664,664
 *Speizman Industries, Inc........        2,900          1,885
 *Spherion Corp...................       66,900        598,755
 *#Spherix, Inc...................       17,000        159,375
 *Sphinx International, Inc.......       10,550          9,706
 Spiegel, Inc. Class A
   Non-Voting.....................        9,800         44,443
 *Spinnaker Exploration Co........       24,700      1,024,309
 *Spinnaker Industries, Inc.......        4,000          7,600
 *Spire Corp......................        9,200         34,500
 *Sport Chalet, Inc...............        2,700         23,423
 *Sport Supply Group, Inc.........       11,200         11,312
 *Sport-Haley, Inc................        4,900         14,039
 *Sports Authority, Inc...........       41,400        231,840
 *Sports Club Co., Inc............       20,100         55,376
 *SportsLine USA, Inc.............       33,400         97,027
 *Sportsman's Guide, Inc..........        5,100         15,377
 *SPS Technologies, Inc...........       16,500        541,200
 *SPSS, Inc.......................       21,029        370,531
 *SRF/Surgical Express, Inc.......        6,100         91,744
 *SRS Labs, Inc...................       16,800         40,488
 *SS&C Technologies, Inc..........       17,300        133,556
 *SSE Telecom, Inc................        7,700            154
 *#SSP Solutions, Inc.............        2,200          8,866
 St. Francis Capital Corp.........       13,200        298,650
 St. Mary Land & Exploration
   Co.............................       43,600        831,888
 *Staar Surgical Co...............       24,800        100,936
 Staff Leasing, Inc...............       34,700         60,205
 *Stage II Apparel Corp...........        1,700            595
 *#Standard Automotive Corp.......        5,400            702
 Standard Commercial Corp.........       18,129        355,328
 *Standard Management Corp........       12,500         75,938
 *Standard Microsystems Corp......       25,300        349,773
 Standard Motor Products, Inc.
   Class A........................       12,400        169,260
 Standard Pacific Corp............       44,900        951,880

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 Standard Register Co.............       29,100   $    512,160
 Standex International Corp.......       17,300        370,220
 *Stanley Furniture, Inc..........       11,000        279,290
 *Star Buffet, Inc................        2,800          7,392
 *Star Multi Care Service, Inc....          454            270
 *Star Scientific, Inc............       20,000         54,300
 *#STAR Telecommunications,
   Inc............................       65,600            361
 *Starcraft Corp..................        2,500          8,250
 *StarMedia Network, Inc..........       29,800         11,324
 *#Starmet Corp...................       13,000          2,308
 Starrett (L.S.) Co. Class A......        6,700        129,980
 *Startec Global Communications
   Corp...........................       17,700          2,168
 *StarTek, Inc....................       22,400        400,960
 State Auto Financial Corp........       51,300        825,930
 State Financial Services Corp.
   Class A........................       11,100        131,147
 Staten Island Bancorp, Inc.......       48,400        716,320
 *Station Casinos, Inc............       58,250        639,585
 *Steak n Shake Co................       45,218        481,572
 *Steel Dynamics, Inc.............       63,200        651,592
 Steel Technologies, Inc..........       14,500        118,248
 *SteelCloud Co...................       11,700         11,174
 *Stein Mart, Inc.................       57,800        465,290
 *Steinway Musical Instruments,
   Inc............................       11,600        196,040
 *#Stellent, Inc..................       27,600        651,498
 *#Stemcells, Inc.................       27,300         76,167
 Stepan Co........................        8,400        198,240
 Stephan Co.......................        3,500         10,850
 *Stericycle, Inc.................       22,200      1,230,990
 *STERIS Corp.....................       74,600      1,449,478
 Sterling Bancorp.................       13,068        383,023
 Sterling Bancshares..............       62,850        720,890
 *Sterling Financial Corp.........       14,520        216,711
 Stewart & Stevenson Services,
   Inc............................       37,000        658,415
 *Stewart Enterprises, Inc........      145,000        902,625
 *Stewart Information Services
   Corp...........................       18,400        373,336
 Stifel Financial Corp............       11,400        118,560
 *Stillwater Mining Co............       19,500        307,125
 *STM Wireless, Inc. Class A......       11,400         15,789
 *Stockwalk.com Group, Inc........        4,835            798
 *Stone & Webster, Inc............       14,200         16,472
 *Stone Energy Corp...............       20,963        747,331
 *Stoneridge, Inc.................       28,900        189,006
 *#Storage Computer Corp..........       19,300        153,628
 *#Storage Engine, Inc............          283            658
 *Stratasys, Inc..................        6,100         40,870
 *Strategic Diagnostics, Inc......       26,500        211,338
 *Strategic Distribution, Inc.....        4,029         31,466
 *Stratesec, Inc..................       11,200          7,280
 *Stratos Lightwave, Inc..........       46,094        264,349
 *Strattec Security Corp..........        6,500        222,983
 *Stratus Properties, Inc.........        8,550         73,445
 Strayer Ed, Inc..................       25,600      1,206,400
 Stride Rite Corp.................       65,200        433,580
 *Strouds, Inc....................        7,200             40
 *Student Advantage, Inc..........       29,200         34,602
 Sturm Ruger & Co., Inc...........       41,000        485,850
 *#Styleclick, Inc. Class A.......       12,700          3,937
 *Suburban Lodges of America,
   Inc............................       18,500        127,280
 *Successories, Inc...............        8,400          6,174
 Suffolk Bancorp..................        4,300        202,122
 *Summa Industries, Inc...........        6,000         52,770
                                       SHARES            VALUE+
                                       ------            ------

 Summit Bancshares, Inc...........        2,000   $     36,480
 Summit Bank Corp.................          840         12,054
 *Sun Bancorp, Inc................       17,073        171,157
 Sun Hydraulics, Inc..............        4,900         37,191
 *Sunair Electronics, Inc.........        3,000          5,850
 *#Sunbeam Corp...................      145,994         11,315
 *Sundance Homes, Inc.............        3,000            158
 *Sunland Entertainment Co.,
   Inc............................        5,400            500
 *SunLink Health Systems, Inc.....        1,048          2,573
 *#Sunrise Assisted Living,
   Inc............................       30,365        835,038
 *#Sunrise Technologies
   International, Inc.............        6,300          1,355
 *#Superconductor Technologies,
   Inc............................       21,300        104,370
 *Supergen, Inc...................       48,100        626,262
 *Superior Consultant Holdings
   Corp...........................       13,600         95,132
 *Superior Energy Services,
   Inc............................       76,100        500,738
 Superior Industries
   International, Inc.............       27,700      1,081,685
 Superior Surgical Manufacturing
   Co., Inc.......................       10,000         93,000
 *Superior Telecom, Inc...........       34,300         38,759
 *Supertex, Inc...................       26,500        451,163
 *Suprema Specialties, Inc........        5,700         79,886
 *Supreme Industries, Inc.........       13,471         50,247
 *SurModics, Inc..................       16,500        537,405
 Susquehanna Bancshares, Inc......       56,600      1,138,792
 *SVI Solutions, Inc..............       50,300         39,234
 *Swift Energy Corp...............       34,700        634,663
 *Swift Transportation, Inc.......       46,220        934,337
 *Swisher International, Inc......          700            490
 *Swiss Army Brands, Inc..........       10,600         69,430
 *Switchboard, Inc................        3,800         11,267
 *Sybase, Inc.....................       18,808        270,835
 *Sykes Enterprises, Inc..........       44,200        462,111
 *Sylvan Learning Systems, Inc....       41,500        823,153
 *Sylvan, Inc.....................        7,300         84,534
 *Symmetricom, Inc................       37,250        261,868
 *Symphonix Devices, Inc..........       18,500          5,643
 *Syms Corp.......................       19,800        107,910
 *Symyx Technologies..............       28,300        454,215
 Synalloy Corp....................        9,100         34,944
 *Synaptic Pharmaceutical Corp....       17,400        101,268
 *Synbiotics Corp.................       12,100          3,086
 *Syncor International Corp.......       30,700        799,275
 *Syntel, Inc.....................       49,000        570,850
 *Syntellect, Inc.................       19,000         33,060
 *Synthetech, Inc.................       21,800         33,681
 *Syntroleum Corp.................       46,900        264,751
 *Sypris Solutions, Inc...........        2,250         27,889
 *System Software Associates,
   Inc............................       10,700             37
 *Systemax, Inc...................       43,700        113,183
 *Systems & Computer Technology
   Corp...........................       56,500        656,813
 *#T/R Systems, Inc...............        2,200          4,829
 *Tab Products Co.................        7,200         31,320
 *Tag-It Pacific, Inc.............       11,400         45,486
 *Taitron Components, Inc.........        6,800         12,104
 *#Take Two Interactive
   Software.......................       43,700        608,960
 *#TALK America Holdings, Inc.....        3,300          1,172
 TALX Corp........................       14,338        305,758
 *Tandy Brand Accessories, Inc....        7,500         55,275
 *Tandy Crafts, Inc...............       14,400            720
 *Tanning Technology Corp.........       16,500         35,475

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *#Tanox, Inc.....................       23,800   $    408,646
 *Tarantella, Inc.................       42,200         26,375
 *Targeted Genetics Corp..........       55,500        147,353
 *Tarrant Apparel Group...........       19,600         95,060
 Tasty Baking Co..................       12,600        227,304
 TB Woods Corp....................        5,400         36,423
 *TBA Entertainment Corp..........       12,800         38,400
 *TBC Corp........................       25,650        306,389
 *TCSI Corp.......................       25,200         13,860
 *Team Communications Group,
   Inc............................        5,800          1,276
 *TEAM Mucho, Inc.................        2,800          8,498
 *Team, Inc.......................        7,600         45,600
 *TeamStaff, Inc..................        3,000         17,910
 Tech/Ops Sevcon, Inc.............        4,000         36,200
 *Techdyne, Inc...................        7,100          7,171
 Teche Holding Co.................          700         13,440
 *Techne Corp.....................       31,000        986,265
 *Technical Communications
   Corp...........................          400            380
 *Technisource, Inc...............       12,300         22,079
 Technitrol, Inc..................       42,700      1,029,070
 Technology Research Corp.........        7,000         14,070
 *Technology Solutions Corp.......       62,100        123,890
 Tecumseh Products Co. Class A....       10,100        471,771
 *Tegal Corp......................       20,000         26,500
 *Tejon Ranch Co..................       13,900        321,646
 *Tekelec.........................        9,400        182,266
 *Telescan, Inc...................       22,300          7,694
 *Teletech Holdings, Inc..........       44,200        541,671
 *Teletouch Communications,
   Inc............................        4,200          1,260
 *Telscape International, Inc.....       22,000             66
 *Telular Corp....................       16,500        154,358
 *Temtex Industries, Inc..........        2,000            740
 *TenFold Corp....................        4,500          2,430
 Tennant Co.......................       10,800        363,096
 *Tenneco Automotive, Inc.........       51,000         79,560
 *#Terayon Communication Systems,
   Inc............................       57,200        691,262
 *Terex Corp......................       41,448        764,301
 *Terra Industries, Inc...........       98,600        276,080
 *Terremark Worldwide, Inc........       25,900         14,504
 *Tesoro Petroleum Corp...........       49,300        621,180
 *Tessco Technologies, Inc........        7,200        110,736
 *Tetra Tech, Inc.................       37,781        947,736
 *Tetra Technologies, Inc.........       16,300        329,749
 *Texas Biotechnology Corp........       55,200        335,616
 Texas Industries, Inc............       29,600      1,028,600
 Texas Regional Banchshares, Inc.
   Class A........................       22,330        831,793
 TF Financial Corp................        2,600         54,652
 *TFC Enterprises, Inc............       11,400         15,390
 *Thackeray Corp..................        4,100          7,995
 *#Theglobe.com, Inc..............       31,900          1,802
 *Theragenics Corp................       37,800        334,530
 *Therma-Wave, Inc................       21,700        240,111
 *Thermo Fibergen, Inc............        6,800         85,000
 *Thermwood Corp..................          200            290
 *TheStreet.com, Inc..............       24,900         28,386
 Thistle Group Holdings Co........        7,100         65,356
 Thomas & Betts Corp..............       34,600        706,186
 *Thomas Group, Inc...............        6,600         13,134
 Thomas Industries, Inc...........       17,450        464,170
 *Thomaston Mills, Inc............        1,900             10
                                       SHARES            VALUE+
                                       ------            ------

 Thor Industries, Inc.............       16,900   $    642,200
 *Thoratec Laboratories Corp......       75,943      1,292,550
 *Thorn Apple Valley, Inc.........        4,600             92
 *T-HQ, Inc.......................       27,800      1,592,523
 Three Rivers Bancorp, Inc........        7,300         88,987
 *Three-Five Systems, Inc.........       21,699        338,504
 *#Tidel Technologies, Inc........       17,400          8,613
 *Tier Technologies, Inc. Class
   B..............................       13,800        237,705
 *TII Industries, Inc.............       11,260          6,869
 Timberland Bancorp, Inc..........        6,600         96,855
 Timberline Software Corp.........       23,200        135,256
 Timken Co........................       33,100        469,358
 *Tipperary Corp..................       17,900         31,325
 *Titan Corp......................       25,199        658,203
 Titan International, Inc.........       21,500        104,920
 *Titan Pharmaceuticals, Inc......       34,800        325,380
 *Titanium Metals Corp............       46,600        141,664
 *#TiVo, Inc......................       48,000        249,120
 *TMBR/Sharp Drilling, Inc........        6,200         78,368
 *T-Netix, Inc....................       17,300         65,567
 *Todd Shipyards Corp.............        6,800         57,800
 *Toddhunter International,
   Inc............................        4,600         39,445
 *Tofutti Brands, Inc.............        6,900         15,180
 *Toll Brothers, Inc..............       38,700      1,402,875
 *Tollgrade Communications,
   Inc............................       16,000        478,000
 Tompkins County Trustco, Inc.....          330         13,184
 *Topps, Inc......................       63,500        748,030
 *#Toreador Resources Corp........        4,900         19,527
 Toro Co..........................       17,900        821,610
 *Total Entertainment Restaurant
   Corp...........................       12,800         38,080
 *Tower Air, Inc..................       13,300            599
 *Tower Automotive, Inc...........       66,400        567,720
 *Toymax International, Inc.......       11,100         14,375
 *Track Data Corp.................       65,500         94,648
 *Track 'n Trail, Inc.............        4,900             22
 *Tractor Supply Co...............       12,500        367,750
 *Tradestation Group, Inc.........       32,100         59,385
 *Traffix, Inc....................       22,200        129,537
 *Trailer Bridge, Inc.............        9,800         13,818
 *Trammell Crow Co................       45,300        446,205
 *Trans World Entertainment
   Corp...........................       72,700        585,235
 *Transact Technologies, Inc......        8,900         41,074
 *Transaction Systems Architects,
   Inc............................       40,300        501,534
 *#Transcrypt International,
   Inc............................        7,800          4,173
 *Transkaryotic Therapies, Inc....       28,400      1,213,248
 *Transmation, Inc................        6,700         10,251
 *Transmedia Network, Inc.........       20,400         71,196
 *Transmontaigne Oil Co...........       41,200        226,600
 *Transport Corp. of America......        5,200         31,928
 *Transport Industries, Inc.......        1,400          1,687
 *Transportation Components,
   Inc............................       21,000            263
 *Transpro, Inc...................        6,700         20,100
 *Transtechnology Corp............        6,300         64,260
 *#TransTexas Gas Corp. Class A...          236          1,115
 *Transwitch Corp.................       52,200        209,061
 *Transworld Healthcare, Inc......       19,300         53,461
 *Travelocity.com, Inc............       29,100        623,177
 *Travis Boats & Motors, Inc......        3,300          6,897
 *TRC Companies, Inc..............        8,800        396,088
 Tredegar Industries, Inc.........       41,900        724,870
 Tremont Corp.....................        5,100        145,350
 *Trend-Lines, Inc. Class A.......        2,100             46

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *#Trendwest Resorts, Inc.........       34,600   $  1,175,881
 Trenwick Group, Ltd..............       23,975        214,337
 *#Trex Co., Inc..................       13,600        208,760
 *Triad Guaranty, Inc.............       17,000        596,955
 *Triangle Pharmaceuticals,
   Inc............................       63,800        244,673
 *Triarc Companies, Inc. Class
   A..............................       30,600        716,040
 Trico Bancshares.................        4,950         93,506
 *Trico Marine Services, Inc......       54,700        350,080
 *Trident Microsystems, Inc.......       22,100        126,523
 *Trimble Navigation, Ltd.........       27,100        455,416
 *#Trimedyne, Inc.................        5,400          2,511
 *Trimeris, Inc...................       20,400        736,746
 Trinity Industries, Inc..........       20,600        549,196
 *Trio-Tech International.........          400          1,072
 *TriPath Imaging, Inc............       43,152        279,409
 *Tripos, Inc.....................        8,800        172,304
 *Triquint Semiconductor, Inc.....       16,785        266,798
 *#Tristar Corp...................        1,000            120
 *Triumph Group...................       10,800        325,080
 *TriZetto Group, Inc.............       58,000        650,470
 *TRM Copy Centers Corp...........        8,100         12,150
 *Tropical Sportswear
   International Corp.............        9,300        160,890
 *Troy Group, Inc.................       13,100         45,457
 *#Trump Hotels & Casino Resorts,
   Inc............................       31,000         42,780
 Trust Co. of New Jersey..........       31,400        744,965
 Trustco Bank Corp................       85,652      1,033,391
 *TSR, Inc........................        6,400         32,640
 *TTM Technologies, Inc...........       55,800        663,741
 *Tucows, Inc.....................        8,500          4,080
 *Tuesday Morning Corp............       47,400        918,375
 *Tufco Technologies, Inc.........        4,500         31,388
 *Tularik, Inc....................       28,700        676,172
 *Tumbleweed Communications
   Corp...........................       33,295        123,192
 Tupperware Corp..................       24,900        489,534
 *TurboChef Technologies, Inc.....       20,500         97,068
 *Turnstone Systems, Inc..........       34,400        119,884
 *Tut Systems, Inc................       18,700         24,310
 *Tvia, Inc.......................        6,900          8,867
 *Tweeter Home Entertainment
   Group, Inc.....................       20,800        514,176
 Twin Disc, Inc...................        3,600         47,412
 *Twinlab Corp....................       39,700         48,037
 *Tyler Technologies, Inc.........       59,200        199,504
 *U.S. Aggregates, Inc............        9,700            873
 *U.S. Concrete, Inc..............       14,300         92,950
 U.S. Freightways Corp............       23,700        806,393
 *U.S. Home & Garden, Inc.........       23,700         16,472
 U.S. Industries, Inc.............       94,500        207,900
 *U.S. Interactive, Inc...........       38,700            174
 *U.S. Laboratories, Inc..........        3,400         29,070
 *U.S. Physical Therapy, Inc......       10,050        160,750
 *#U.S. Plastic Lumber Corp.......       36,300         10,346
 *U.S. Vision, Inc................        7,700         19,828
 UAL Corp.........................        6,500        109,655
 *Ubics, Inc......................        8,400          4,494
 *UbiquiTel, Inc..................        7,800         77,415
 *Ucar International, Inc.........       59,900        530,115
 UCBH Holdings, Inc...............       20,600        575,049
 *UFP Technologies, Inc...........        3,800          4,883
 UGI Corp.........................       36,300      1,069,035
 *Ugly Duckling Corp..............       19,500         50,408
                                       SHARES            VALUE+
                                       ------            ------

 *UICI............................       51,500   $    736,450
 UIL Holdings Corp................       15,600        776,100
 *Ulticom, Inc....................       35,600        352,974
 *Ultimate Electronics, Inc.......       15,900        409,346
 *Ultimate Software Group, Inc....       22,500         80,213
 *Ultradata Systems, Inc..........        2,000            400
 *Ultrak, Inc.....................       18,700         29,827
 *Ultralife Batteries, Inc........       17,700         78,234
 *Ultratech Stepper, Inc..........       33,800        489,593
 UMB Financial Corp...............       17,300        721,583
 #Umpqua Holdings Corp............       13,282        169,080
 *Unapix Entertainment, Inc.......        6,100             43
 Unico American Corp..............        7,200         44,640
 *Unidigital, Inc.................        6,100             34
 *Unifab International, Inc.......        9,500          7,315
 *Unifi, Inc......................       88,900        573,405
 Unifirst Corp....................       13,150        262,737
 *Unify Corp......................       25,700          8,224
 *Unimark Group, Inc..............       10,100          6,313
 *Uni-Marts, Inc..................        6,500         18,200
 *Union Acceptance Corp. Class
   A..............................        5,200         26,572
 #Union Community Bancorp.........        2,300         32,097
 *Uniroyal Technology Corp........       44,200        194,259
 Unisource Energy Corp............       51,280        856,376
 *Unit Corp.......................       56,100        684,981
 *United Auto Group, Inc..........       27,800        493,450
 United Bankshares, Inc. WV.......       31,700        860,497
 United Community Financial
   Corp...........................       40,900        296,525
 United Financial Corp............          400          7,350
 United Fire Casualty Co..........        6,200        184,543
 United Guardian, Inc.............        1,900          9,747
 United Industrial Corp...........       19,800        342,540
 United National Bancorp..........       18,400        435,252
 *United Natural Foods, Inc.......       29,200        660,066
 *United Online, Inc..............       11,602         28,135
 *United Parcel, Inc. - Restricted
   Escrow.........................       10,700          9,366
 *United Retail Group, Inc........       18,600        136,245
 *United Road Services, Inc.......          720            220
 *United States Energy Corp.......       11,500         47,208
 *United Stationers, Inc..........       27,800        814,262
 *#United Therapeutics Corp.......       19,600        178,066
 *#UnitedGlobalCom, Inc...........       13,600         19,448
 Unitil Corp......................        6,100        148,840
 *Unity Bancorp, Inc..............        2,600         16,445
 *Universal Access Global
   Holdings, Inc..................      114,800        448,868
 *Universal American Financial
   Corp...........................       34,600        245,487
 Universal Corp...................       34,700      1,271,408
 *#Universal Display Corp.........       18,800        145,042
 *Universal Electronics, Inc......       24,100        398,976
 Universal Forest Products,
   Inc............................       24,000        426,480
 *Universal Stainless & Alloy
   Products, Inc..................        6,500         45,890
 *Unova, Inc......................      103,500        499,905
 *UQM Technologies, Inc...........       24,200        123,904
 *Urban Outfitters, Inc...........       34,200        636,633
 *Urologix, Inc...................       16,700        265,614
 *Uromed Corp. New................        4,720          3,516
 *URS Corp........................       21,200        500,320
 *Ursus Telecom Corp..............        8,500             85
 *#US LEC Corp....................       14,800         93,314

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *US Liquids, Inc.................       25,300   $    134,090
 *US Oncology, Inc................      103,582        661,889
 *US Unwired, Inc.................       10,000        101,950
 *US Xpress Enterprises, Inc.
   Class A........................       20,523        148,279
 *USA Truck, Inc..................       10,200         84,507
 *USABancShares.com, Inc..........        5,300          1,670
 *#USAir Group, Inc...............       35,000        262,150
 *USANA, Inc......................       14,000         21,350
 USB Holding Co., Inc.............       14,805        215,413
 *USDATA Corp.....................        3,420          8,567
 Usec, Inc........................       72,400        566,892
 #USG Corp........................       33,900        173,568
 *Utah Medical, Inc...............        6,300         72,954
 *V.I. Technologies, Inc..........       20,500        155,288
 *#VA Linux Systems, Inc..........       36,600         98,454
 Vail Banks Inc...................        1,300         14,034
 *Vail Resorts, Inc...............       26,100        463,797
 *Valence Technology, Inc.........       47,500        175,038
 *Valentis, Inc...................       43,566        178,403
 *Valley National Gases, Inc......        4,200         28,560
 Valmont Industries, Inc..........       31,600        483,480
 *Value City Department Stores,
   Inc............................       49,000        296,450
 Value Line, Inc..................       10,900        451,805
 *Valuevision International, Inc.
   Class A........................       34,800        554,538
 *Vans, Inc.......................       19,200        268,704
 *#Vari L Co., Inc................        7,500         13,125
 *Variflex, Inc...................        5,100         26,571
 *Vari-Lite International, Inc....        4,800          5,472
 *Varsity Brands, Inc.............        9,255         14,623
 *#Vaxgen, Inc....................       14,800        179,228
 #Vector Group, Ltd...............       32,300      1,419,585
 Vectren Corp.....................       27,066        573,799
 *Veeco Instruments, Inc..........       27,300        898,580
 *Ventana Medical Systems, Inc....       22,400        498,736
 *Venture Catalyst, Inc...........        8,000          1,280
 *#Verado Holdings, Inc...........       18,500          1,184
 *Veramark Technologies, Inc......       10,400          8,996
 *Verdant Brands, Inc.............        4,517             36
 *Verilink Corp...................       21,900         22,995
 *#Veritas DGC, Inc...............       27,200        431,120
 *Verity, Inc.....................       38,900        589,335
 *Vermont Pure Holdings, Ltd......       12,300         59,040
 *Versant Object Technology
   Corp...........................        6,500         21,223
 *Versar, Inc.....................        3,600         14,040
 *Verso Technologies, Inc.........       12,096         14,697
 *Vertel Corp.....................       38,400         23,616
 *#Vertex Interactive, Inc........       29,000         31,610
 *Verticalbuyer Inc...............          920              7
 *VerticalNet, Inc................       32,900         52,805
 Vesta Insurance Group, Inc.......       28,400        166,140
 *Vestcom International, Inc......       11,700         21,762
 *VIA NET.WORKS, Inc..............        6,200          5,797
 *viaLink Co......................        2,000            510
 *Vialta, Inc.....................       63,756         53,874
 *Viant Corp......................       38,500         50,243
 *Viasat, Inc.....................       27,000        384,075
 *Viasystems Group, Inc...........       13,800         11,730
 *VIB Corp........................        8,409         74,251
 *Vical, Inc......................       31,700        374,060
 *Vicon Industries, Inc...........        6,400         19,328
 *Vicor Corp......................       28,500        432,773
 *Vidamed, Inc....................       10,800         62,910
                                       SHARES            VALUE+
                                       ------            ------

 *Video Display Corp..............        3,600   $     18,360
 *Viewpoint Corp..................       43,900        171,649
 *#Viisage Technology, Inc........       18,200        186,368
 Vintage Petroleum, Inc...........       56,000        693,280
 *Vion Pharmaceuticals, Inc.......       28,800        125,280
 *Virage, Inc.....................        9,800         30,037
 *Virbac Corp.....................       25,400        108,839
 Virco Manufacturing Corp.........       15,763        130,202
 *#ViroPharma, Inc................       22,800        489,288
 *Virtualfund.Com, Inc............       22,400          2,128
 *Vishay Intertechnology, Inc.....       23,080        424,210
 *#Vision Sciences, Inc...........        5,100          4,667
 *#Visionics Corp.................       30,200        383,691
 *Vista Medical Technologies,
   Inc............................        7,500         20,625
 *#Visual Data Corp...............       12,400         10,478
 *Visual Networks, Inc............       34,300        106,845
 *Visx, Inc. DE...................       32,900        434,280
 Vital Signs, Inc.................       19,500        569,595
 *VitalWorks, Inc.................       46,900        241,301
 *Vitech America, Inc.............       26,150            536
 *Vitria Technology, Inc..........       73,900        358,046
 *Vivus, Inc......................       50,200        200,549
 *Vixel Corp......................       12,600         20,223
 *Vlasic Foods International,
   Inc............................       50,100            301
 *Vodavi Technology, Inc..........        4,300          5,784
 *Volt Information Sciences,
   Inc............................       22,800        290,244
 *#V-ONE Corp.....................       19,400         31,913
 *#Voxware, Inc...................       20,000          2,950
 *VTEL Corp.......................       38,600        138,188
 Vulcan International Corp........          700         26,600
 *Vysis, Inc......................       15,200        462,992
 W.P. Carey & Co. LLC.............       14,600        332,150
 Wabash National Corp.............       36,800        296,240
 Wabtec Corp......................       53,200        638,400
 *#Wackenhut Corp. Class A........        5,000        124,500
 *Wackenhut Corp. Class B
   Non-Voting.....................       11,950        222,868
 *Wackenhut Corrections Corp......       30,100        419,895
 *Walker Interactive Systems,
   Inc............................       21,900         17,958
 *Wall Street Deli, Inc...........        1,500             98
 Wallace Computer Services,
   Inc............................       58,500      1,000,935
 Walter Industries, Inc...........       73,200        775,920
 *#Warnaco Group, Inc.............       33,800          2,451
 Warren Bancorp, Inc..............        9,500         88,350
 Warwick Community Bancorp,
   Inc............................        5,300        109,048
 Washington Banking Co............        3,700         35,705
 *#Washington Group Intl., Inc....       64,400          2,479
 Washington Savings Bank FSB......        1,600          9,456
 Washington Trust Bancorp, Inc....       12,200        228,689
 *Waste Connections, Inc..........       46,300      1,355,433
 *Waste Holdings, Inc.............       17,100        103,455
 *WatchGuard Technologoes, Inc....       29,600        328,412
 *Waterlink, Inc..................       24,300          4,374
 Waters Instruments, Inc..........          200          1,545
 Watsco, Inc. Class A.............       49,100        630,935
 Watsco, Inc. Class B.............        1,350         17,550
 Watts Industries, Inc. Class A...       23,900        316,914
 Wausau-Mosinee Paper Corp........       86,700        893,010
 Waypoint Financial Corp..........       45,982        670,418
 WD-40 Co.........................       21,600        486,756
 *#Webb Interactive Services,
   Inc............................        8,200          5,002
 *Webco Industries, Inc...........        6,000         16,350
 *Webhire, Inc....................        5,080          6,248

THE U.S. SMALL CAP SERIES

CONTINUED

                                       SHARES            VALUE+
                                       ------            ------
 *#WebLink Wireless, Inc..........       54,300   $      4,751
 *WebMD Corp......................        1,977          9,836
 *webMethods, Inc.................       32,600        514,265
 *Websense, Inc...................       22,000        584,430
 Weider Nutrition International,
   Inc............................       15,700         24,335
 *Weirton Steel Corp..............       52,000         18,980
 Wellco Enterprises, Inc..........        1,000         14,100
 Wellman, Inc.....................       47,600        651,168
 *Wells-Gardner Electronics
   Corp...........................        6,510         17,382
 Werner Enterprises, Inc..........       57,000      1,364,865
 Wesbanco, Inc....................       25,750        501,481
 West Coast Bancorp...............       23,709        327,303
 *West Marine, Inc................       23,500        305,265
 West Pharmaceutical Services,
   Inc............................       20,900        568,480
 *Westaff, Inc....................       17,900         37,053
 Westamerica Bancorporation.......        2,300         89,666
 Westbank Corp....................        4,300         40,420
 *Westcoast Hospitality Corp......       15,000         94,500
 Westcorp, Inc....................       36,840        652,068
 *Westell Technologies, Inc.......       68,260        151,196
 *Western Digital Corp............      159,800        752,658
 Western Gas Resources, Inc.......       35,400      1,057,752
 Western Ohio Financial Corp......          900         17,303
 *Western Power & Equipment
   Corp...........................        3,473            608
 Western Resources, Inc...........       18,000        310,500
 #Westpoint Stevens, Inc..........       59,400        134,244
 *Westport Resources Corp.........       18,768        326,188
 *Wet Seal, Inc. Class A..........       21,300        449,856
 *WFS Financial, Inc..............       33,600        792,960
 WGL Holdings, Inc................       11,000        304,920
 *W-H Energy Services, Inc........       20,500        318,673
 *White Electronics Designs
   Corp...........................       25,500        150,323
 *Whitehall Jewellers, Inc........       25,650        240,084
 *Whitman Education Group, Inc....       13,100         56,330
 Whitney Holdings Corp............        9,700        410,359
 *#WHX Corp.......................       19,500         29,055
 *Wickes Lumber Co................       10,600         30,740
 *Wild Oats Markets, Inc..........       37,850        359,007
 Wiley (John) & Sons, Inc. Class
   A..............................        2,600         60,294
 *William Lyon Homes, Inc.........       29,100        391,395
 *Williams Clayton Energy, Inc....       15,300        211,599
 *Williams Controls, Inc..........       14,700          9,702
 *Williams Industries, Inc........        1,200          6,384
 *Willis Lease Finance Corp.......        7,900         25,596
 *Wilshire Financial Sevices
   Group, Inc.....................          137            259
 *Wilshire Oil Co. of Texas.......        7,107         23,098
 *Wilson Greatbatch Technologies,
   Inc............................       13,300        377,720
 *Wilsons The Leather Experts,
   Inc............................       25,100        294,298
 *Wind River Systems, Inc.........       11,200        193,144
 *#Wink Communications, Inc.......       33,200         43,326
 *Winmark Corp....................        3,800         34,694
 Winnebago Industries, Inc........       33,500      1,128,950
 *#Wire One Technologies, Inc.....       23,550        161,671
 *Wireless Facilities, Inc........        6,900         35,846
 Wireless Telecom Group, Inc......       24,100         66,757
 *Wireless WebConnect!, Inc.......        8,900            601
 *Wireless Xcessories Group.......        6,600          1,353
 *Wiser Oil Co....................       12,500         61,000
 *Witness Systems, Inc............       27,300        300,846
                                       SHARES            VALUE+
                                       ------            ------

 *WJ Communications, Inc..........       58,800   $    235,788
 *WMS Industries, Inc.............       49,700      1,026,802
 Wolohan Lumber Co................        1,600         30,400
 *Wolverine Tube, Inc.............       15,900        206,382
 Wolverine World Wide, Inc........       61,200        917,388
 *Women First HealthCare, Inc.....       14,800        107,152
 Woodhead Industries, Inc.........       17,100        278,645
 Woodward Governor Co.............       16,900        872,463
 *Workflow Management, Inc........       20,600         62,624
 *Workgroup Technology Corp.......        2,000            590
 *World Acceptance Corp...........       24,700        169,813
 *#World Access, Inc..............       73,372            286
 World Fuel Services Corp.........       13,300        211,337
 *World Wrestling Federation
   Entertainment, Inc.............       10,400        133,640
 WorldCom, Inc....................           72            944
 *#WorldGate Communications,
   Inc............................       31,600         69,994
 *WorldQuest Networks, Inc........        1,500          4,103
 *Worldwide Restaurant Concepts,
   Inc............................       35,500         42,600
 *#Worldwide Xceed Group, Inc.....        3,450             66
 Worthington Industries, Inc......       52,500        777,000
 WPS Resources Corp...............       25,900        873,607
 *WR Grace & Co...................      137,700        214,812
 *WSI Industries, Inc.............        2,000          2,330
 *Wyndham International, Inc......       37,100         21,889
 *Xanser Corp.....................       47,400         94,800
 *Xeta Corp.......................       12,600         61,866
 *Xetel Corp......................       13,900         10,773
 *Xicor, Inc......................       29,600        331,372
 X-Rite, Inc......................       27,900        227,943
 *#Xybernaut Corp.................       33,300         77,423
 *#Yankee Candle Co., Inc.........       43,500        862,170
 Yardville National Bancorp.......        8,700        107,228
 *Yellow Corp.....................       35,300        865,203
 Yonkers Financial Corp...........          400         11,428
 *York Group, Inc.................        9,200        101,062
 York International Corp..........       25,100        916,150
 *Young Broadcasting, Inc. Class
   A..............................       23,400        474,318
 *Youthstream Media Networks,
   Inc............................       35,700         50,873
 *Zale Corp.......................       20,100        713,550
 *Zamba Corp......................       45,600         16,644
 *Zany Brainy, Inc................       11,960            161
 *#Zap.com Corp...................          334            123
 *Zapata Corp.....................        3,340         74,148
 Zenith National Insurance
   Corp...........................       22,100        590,070
 *Zevex International, Inc........        4,800         11,856
 *Zila, Inc.......................       40,157         96,578
 *#ZixIt Corp.....................       25,800        174,021
 *Zoll Medical Corp...............       13,200        518,892
 *Zoltek Companies, Inc...........       25,000         74,750
 *Zomax, Inc......................       33,900        219,842
 *#Zonagen, Inc...................       13,600         61,948
 *Zones, Inc......................       21,400         19,153
 *Zoran Corp......................       18,700        647,675
 *Zygo Corp.......................       17,400        296,931
 *Zymetx, Inc.....................        8,600          4,945
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $1,013,813,054)...........                 980,561,705
                                                  ------------

THE U.S. SMALL CAP SERIES

CONTINUED

                                                                 SHARES            VALUE+
                                                                 ------            ------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants.................        2,525   $          0
 *Antigenics, Inc. Contingent Value Rights..................       36,700              0
 *Aura Systems Warrants 05/31/05............................        1,262              0
 *CSF Holding, Inc. Litigation Rights.......................        3,250              0
 *Eloyalty Corp. Rights 12/19/01............................       47,100              0
 *Imperial Sugar Co. Warrants 08/29/08......................          499              0
 *#Intercontinental Telecom Corp. Warrants 04/30/02.........       13,190              0
 *Safety Components International, Inc. Warrants 04/10/03...          504             50
 *Tipperary Corp. Rights 11/30/01...........................       11,541              0
 *#TransTexas Gas Corp. Warrants 06/30/02...................          492              0
                                                                            ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).................................................                          50
                                                                            ------------

                                                                  FACE
                                                                 AMOUNT
                                                                 ------
                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes 2.11%,
   09/25/02, valued at $10,347,083) to be repurchased at
   $10,194,699
   (Cost $10,193,000).......................................    $  10,193     10,193,000
                                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,024,006,054)++...................................                $990,769,749
                                                                            ============

-----------------------------------------------------------------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,026,126,507.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $   990,770
Collateral for Securities Loaned............................       61,693
Receivables:
  Dividends and Interest....................................          565
  Investment Securities Sold................................        1,182
  Fund Shares Sold..........................................          813
Prepaid Expenses and Other Assets...........................           59
                                                              -----------
    Total Assets............................................    1,055,082
                                                              -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       61,693
  Investment Securities Purchased...........................        2,220
Accrued Expenses and Other Liabilities......................           87
                                                              -----------
    Total Liabilities.......................................       64,000
                                                              -----------

NET ASSETS..................................................  $   991,082
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   89,483,812
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.08
                                                              ===========
Investments at Cost.........................................  $ 1,024,006
                                                              ===========
NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $ 1,013,216
Accumulated Net Investment Income (Loss)....................          682
Accumulated Net Realized Gain (Loss)........................       10,420
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (33,236)
                                                              -----------
        Total Net Assets....................................  $   991,082
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...............................................         $  7,267
    Interest................................................              544
    Income From Securities Lending..........................            1,223
                                                                     --------
        Total Investment Income.............................            9,034
                                                                     --------
EXPENSES
    Administrative Services.................................              266
    Accounting & Transfer Agent Fees........................              325
    Custodian Fees..........................................               84
    Legal Fees..............................................                5
    Audit Fees..............................................               12
    Shareholders' Reports...................................                2
    Trustees' Fees and Expenses.............................               10
    Other...................................................               13
                                                                     --------
        Total Expenses......................................              717
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................            8,317
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
Net Realized Gain (Loss) on Investment Securities Sold......           12,940
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           73,456
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................           86,396
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 94,713
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        2001             2000
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   8,317        $   7,201
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            12,940          120,566
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................            73,456         (120,728)
                                                                     ---------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            94,713            7,039
                                                                     ---------        ---------

Distributions From:
    Net Investment Income...................................            (8,455)          (6,602)
    Net Realized Gains......................................          (119,590)         (58,823)
                                                                     ---------        ---------
      Total Distributions...................................          (128,045)         (65,425)
                                                                     ---------        ---------
Capital Share Transactions (1):
    Shares Issued...........................................           248,398          408,007
    Shares Issued in Lieu of Cash Distributions.............           127,076           64,585
    Shares Redeemed.........................................          (119,211)        (232,141)
                                                                     ---------        ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           256,263          240,451
                                                                     ---------        ---------
        Total Increase (Decrease)...........................           222,931          182,065
NET ASSETS
    Beginning of Period.....................................           768,151          586,086
                                                                     ---------        ---------
    End of Period...........................................         $ 991,082        $ 768,151
                                                                     =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            22,411           31,035
    Shares Issued in Lieu of Cash Distributions.............            12,464            5,630
    Shares Redeemed.........................................           (11,227)         (18,695)
                                                                     ---------        ---------
                                                                        23,648           17,970
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                         2001         2000         1999         1998         1997
                                       ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................    $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.10         0.11         0.10         0.10         0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.24         0.65         1.83        (1.28)        2.81
                                       --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................        1.34         0.76         1.93        (1.18)        2.92
                                       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.10)       (0.11)       (0.11)       (0.10)       (0.10)
  Net Realized Gains...............       (1.83)       (1.22)       (1.04)       (1.08)       (1.56)
                                       --------     --------     --------     --------     --------
  Total Distributions..............       (1.93)       (1.33)       (1.15)       (1.18)       (1.66)
                                       --------     --------     --------     --------     --------
Net Asset Value, End of Period.....    $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
                                       ========     ========     ========     ========     ========
Total Return.......................       13.08%        6.48%       18.62%       (8.98)%      26.47%

Net Assets, End of Period
  (thousands)......................    $991,082     $768,151     $586,086     $546,803     $432,833
Ratio of Expenses to Average Net
  Assets...........................        0.08%        0.08%        0.09%        0.09%        0.11%
Ratio of Net Investment Income to
  Average Net Assets...............        0.94%        0.99%        0.89%        0.88%        0.96%
Portfolio Turnover Rate............          13%          38%          29%          29%          30%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series of which The U.S. Small Cap Series (the "Series") is presented in this report.

    Effective April 1, 2001, the Series changed its name from The U.S. 6-10 Small Company Series to The U.S. Small Cap Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $241,354
Sales.......................................................   110,936

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 227,267
Gross Unrealized Depreciation...............................   (262,624)
                                                              ---------
    Net.....................................................  $ (35,357)
                                                              =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised series, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowing under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each Portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ending November 30 ,2001 borrowings under the line of credit by the Series were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
   AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
-------------   ------------   -----------   --------   ---------------
  3.82%          $1,609,818        11         $1,879      $4,096,000

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $44,550,199, the related collateral cash received was $61,692,918 and the value of collateral on overnight repurchase agreements was $62,960,771.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Series (previously The U.S. 6-10 Small Company Series) (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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